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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06161

Registrant Name: Allianz Funds

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: June 30, 2008

Date of Reporting Period: September 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments

Allianz Global Investors Multi-Style Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
ALLIANZ FUNDS (a)(b)—47.3%
CCM Capital Appreciation	122,870	$2,829
CCM Mid-Cap (d)	82,500	2,553
NACM International	1,561,411	41,409
NFJ Small-Cap Value	162,524	5,796
OCC Growth (d)	78,101	2,166
OCC Opportunity (d)	268,492	7,228
OCC Renaissance (d)	935,713	22,148
OCC Target (d)	122,356	3,344
OCC Value	931,523	17,261
RCM Large-Cap Growth	1,909,415	31,085
RCM Mid-Cap (d)	6,845,585	21,495

Total Allianz Funds (cost—$111,846)		157,314

PIMCO FUNDS (a)(c)—52.9%
Foreign Bond (U.S. Dollar-Hedged)	383,622	3,871
High Yield	784,642	7,603
Japanese StocksPLUS Total Return Strategy	423,043	5,398
Short-Term	1,235,490	12,268
StocksPLUS	4,038,442	47,452
Total Return	9,462,065	99,257

Total PIMCO Funds (cost—$167,952)		175,849

Total Investments (cost—$279,798)—100.2%		333,163

Liabilities in excess of other assets—(0.2)%		(518)

Net Assets—100.0%		$332,645

Notes to Schedule of Investments:

(a)	Affiliated fund.

(b)	Institutional Class shares of each Allianz fund.

(c)	Institutional Class shares of each PIMCO fund.

(d)	Non-income producing.

Schedule of Investments

CCM Capital Appreciation Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.2%
Aerospace—5.0%
Boeing Co.	201,340	$21,139
General Dynamics Corp.	235,480	19,891
Lockheed Martin Corp.	177,660	19,274
Raytheon Co.	343,070	21,895

		82,199

Building/Construction—1.3%
Jacobs Engineering Group, Inc. (a)(b)	294,250	22,239

Capital Goods—6.0%
3M Co.	222,150	20,789
Cooper Industries Ltd., Class A	422,060	21,563
McDermott International, Inc. (a)	381,340	20,623
Parker Hannifin Corp. (b)	186,630	20,871
Terex Corp. (a)	172,090	15,319

		99,165

Chemicals—1.7%
Monsanto Co.	323,110	27,703

Communications—1.0%
Omnicom Group, Inc. (b)	346,780	16,677

Consumer Discretionary—4.4%
Coach, Inc. (a)(b)	390,690	18,468
McDonald’s Corp.	347,630	18,935
Nike, Inc., Class B	329,640	19,337
Nordstrom, Inc. (b)	361,210	16,937

		73,677

Consumer Services—2.3%
Accenture Ltd.	449,520	18,093
Owens-Illinois, Inc. (a)	476,780	19,763

		37,856

Consumer Staples—3.5%
Coca-Cola Co.	356,490	20,487
ConAgra Foods, Inc.	617,700	16,141
Loews Corp. - Carolina Group	252,670	20,777

		57,405

Energy—8.9%
ConocoPhillips	231,390	20,309
Marathon Oil Corp.	310,120	17,683
National-Oilwell Varco, Inc. (a)(b)	142,120	20,536
Occidental Petroleum Corp.	322,800	20,685
Schlumberger Ltd. (b)	236,790	24,863
Transocean, Inc. (a)(b)	224,720	25,405
Valero Energy Corp.	270,770	18,190

		147,671

Financial Services—12.2%
American Express Co.	290,880	17,270
American International Group, Inc.	250,680	16,958
Charles Schwab Corp.	937,160	20,243
Chubb Corp.	308,850	16,567
CME Group, Inc. (b)	34,898	20,497
Everest Re Group Ltd.	176,210	19,425
Franklin Resources, Inc. (b)	144,330	18,402
Loews Corp.	408,170	19,735
MetLife, Inc.	270,630	18,871
Prudential Financial, Inc.	174,820	17,059
Travelers Cos., Inc.	335,660	16,897

		201,924

Healthcare—9.5%
Aetna, Inc.	370,170	20,089
Baxter International, Inc.	363,900	20,480
Biogen Idec, Inc. (a)(b)	282,320	18,726
Bristol-Myers Squibb Co.	628,930	18,126
Gilead Sciences, Inc. (a)	506,590	20,704
Medco Health Solutions, Inc. (a)(b)	242,400	21,911
Merck & Co., Inc.	358,750	18,544
Schering-Plough Corp.	620,830	19,637

		158,217

Industrial—1.5%
Deere & Co. (b)	161,980	24,041

Materials & Processing—3.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	258,940	27,160
Precision Castparts Corp.	153,720	22,748

		49,908

Multi-Media—2.4%
Discovery Holding Co. (a)	739,120	21,323
Walt Disney Co.	540,120	18,575

		39,898

Oil & Gas—1.3%
Exxon Mobil Corp.	229,280	21,222

Technology—32.4%
Adobe Systems, Inc. (a)	452,460	19,754
Amazon.com, Inc. (a)(b)	251,740	23,450
Apple, Inc. (a)	216,120	33,183
Applied Materials, Inc. (b)	932,810	19,309
Autodesk, Inc. (a)	417,980	20,886
BMC Software, Inc. (a)	574,630	17,946
Cisco Systems, Inc. (a)	678,210	22,456
Corning, Inc.	844,140	20,808
Dell, Inc. (a)	677,200	18,691
eBay, Inc. (a)	534,990	20,875
EMC Corp. (a)	1,241,680	25,827
Emerson Electric Co.	416,360	22,159
Garmin Ltd. (b)	182,220	21,757
Harris Corp.	344,780	19,925

Schedule of Investments

CCM Capital Appreciation Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Technology—(continued)
Hewlett-Packard Co.	542,990	$27,035
International Business Machines Corp. (b)	192,780	22,709
MasterCard, Inc. (b)	128,610	19,030
MEMC Electronic Materials, Inc. (a)	311,190	18,317
Microsoft Corp.	736,850	21,708
National Semi conductor Corp. (b)	676,420	18,344
NVIDIA Corp. (a)	626,990	22,722
Oracle Corp. (a)	956,490	20,708
QUALCOMM, Inc.	482,550	20,393
Texas Instruments, Inc. (b)	500,480	18,313
Thermo Fisher Scientific, Inc. (a)	342,630	19,777

		536,082

Telecommunications—1.2%
AT&T, Inc. (b)	471,390	19,945

Transportation—0.6%
CH Robinson Worldwide, Inc. (b)	189,710	10,299

Total Common Stock (cost—$1,349,428)		1,626,128

SHORT-TERM INVESTMENTS—14.6%

	Principal Amount (000s)
Collateral Invested for
Securities on Loan (c)—12.2%
Aspen Funding Corp.,
5.08% due 10/31/07 (d)	$5,000	4,977
Axon Group PLC, FRN (d)(e)(f)
5.30% due 5/6/08	10,000	9,937
5.31% due 6/6/08	5,000	4,966
Bank of America N.A.,
5.30% due 11/8/07, FRN	20,000	19,994
5.31% due 10/1/07	21,000	21,000
Bear Stearns Cos., Inc.,
5.37% due 10/1/07	2,000	2,000
BNP Paribas,
5.187% due 10/1/07	7,000	7,000
Canadian Imperial Bank,
5.822% due 3/17/08, FRN	5,000	5,001
Cheyne Capital LLC (d)(e)(f)
5.31% due 5/13/08	7,500	7,499
5.31% due 6/5/08, FRN	5,000	4,944
CIT Group, Inc.,
5.339% due 5/9/08, FRN	10,000	9,995
Citigroup, Inc.,
5.40% due 10/1/07	30,000	30,000
Dorada Finance, Inc.,
5.783% due 7/7/08, FRN (d)(e)(f)	5,000	4,999
General Electric Capital Corp.,
5.46% due 5/19/08, FRN	3,000	2,997
Goldman Sachs Group L.P.,
5.311% due 12/28/07, FRN	5,000	4,993
HSH Nordbank AG,
5.159% due 4/21/08, FRN (d)	10,000	9,961
K2, Inc., FRN (d)(e)(f)
5.306% due 5/23/08	5,000	4,995
5.485% due 2/26/08	1,000	995
Morgan Stanley,
5.08% due 3/3/08, FRN	3,000	2,987
5.32% due 12/28/07	15,000	15,000
Natixis S.A.,
5.20% due 10/1/07	1,582	1,582
Newport Capital Funding,
5.124% due 10/22/07 (d)	4,000	3,986
Northern Rock PLC,
5.78% due 8/3/08, FRN (d)(e)	2,000	1,995
Ormond Quay Funding LLC,
5.745% due 12/5/07	5,000	4,999
Sigma Finance, Inc., FRN (d)(e)(f)
5.305% due 5/16/08	10,000	9,897
5.307% due 12/6/07	5,000	4,995

		201,694

Schedule of Investments

CCM Capital Appreciation Fund

September 30, 2007 (unaudited)

Repurchase Agreement—2.4%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $40,629; collateralized by Fannie Mae, 5.375%, due 8/15/09, valued at $1,623 including accrued interest; and Freddie Mac, 5.55%, due 6/13/09, valued at $39,808 including accrued interest (cost—$40,614)	40,614	40,614

Total Short-Term Investments (cost—$242,662)		242,308

Total Investments (cost—$1,592,090)—112.8%		1,868,436

Liabilities in excess of other assets—(12.8)%		(212,169)

Net Assets—100.0%		$1,656,267

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $197,069; cash collateral of $201,763 was received with which the Fund purchased short-term investments.

(c)	Securities purchased with the cash proceeds from the securities on loan.

(d)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Illiquid Security.

(f)	Security issued by a structured investment vehicle.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

Schedule of Investments

CCM Emerging Companies Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.0%
Aerospace—3.9%
Heico Corp. (b)	106,333	$5,249
TransDigm Group, Inc. (a)	117,620	5,376
Triumph Group, Inc. (b)	71,820	5,868

		16,493

Capital Goods—9.3%
Altra Holdings, Inc. (a)	269,001	4,484
Astec Industries, Inc. (a)(b)	88,130	5,063
EnPro Industries, Inc. (a)	133,420	5,417
Gorman-Rupp Co.	66,530	2,206
Hurco Cos., Inc. (a)	40,390	2,184
Koppers Holdings, Inc.	133,680	5,161
Middleby Corp. (a)(b)	80,620	5,203
Robbins & Myers, Inc.	77,360	4,432
Smith & Wesson Holding Corp. (a)(b)	256,930	4,905

		39,055

Consumer Discretionary—11.6%
Boston Beer Co., Inc. (a)	106,770	5,195
Buckle, Inc. (b)	117,550	4,460
Buffalo Wild Wings, Inc. (a)(b)	109,430	4,128
Deckers Outdoor Corp. (a)(b)	20,690	2,272
First Cash Financial Services, Inc. (a)	190,320	4,457
Gymboree Corp. (a)(b)	121,700	4,289
Iconix Brand Group, Inc. (a)(b)	199,090	4,736
IHOP Corp. (b)	74,260	4,703
Maidenform Brands, Inc. (a)(b)	279,590	4,440
Universal Electronics, Inc. (a)	164,090	5,333
Zumiez, Inc. (a)(b)	105,570	4,684

		48,697

Consumer Services—10.5%
Capella Education Co. (a)	63,830	3,569
CDI Corp.	167,570	4,672
Dollar Financial Corp. (a)	192,630	5,496
Geo Group, Inc. (a)(b)	115,930	3,433
Greif, Inc. (b)	73,770	4,476
HMS Holdings Corp. (a)	168,610	4,149
MAXIMUS, Inc.	97,110	4,232
Team, Inc. (a)(b)	237,530	6,503
TeleTech Holdings, Inc. (a)	153,290	3,665
TNS, Inc.	225,130	3,616

		43,811

Consumer Staples—3.6%
Fresh Del Monte Produce, Inc.	124,930	3,592
Green Mountain Coffee Roasters, Inc. (a)(b)	81,340	2,700
Lance, Inc.	154,950	3,567
Spartan Stores, Inc.	235,930	5,315

		15,174

Energy—5.4%
ATP Oil & Gas Corp. (a)(b)	123,490	5,808
Dawson Geophysical Co. (a)	36,150	2,802
Flotek Industries, Inc. (a)	48,320	2,133
Matrix Service Co. (a)	205,568	4,307
Petroquest Energy, Inc. (a)	493,740	5,298
Stone Energy Corp. (a)	59,120	2,365

		22,713

Environmental Services—1.1%
Darling International, Inc. (a)	479,620	4,743

Financial Services—3.8%
Amerisafe, Inc. (a)	299,260	4,950
FBL Financial Group, Inc.	143,270	5,658
Green Bankshares, Inc.	142,920	5,209

		15,817

Healthcare—5.8%
Air Methods Corp. (a)	103,700	4,791
Conmed Corp. (a)	150,230	4,205
Medical Action Industries, Inc. (a)	225,425	5,333
RehabCare Group, Inc. (a)	122,720	2,159
Sciele Pharma, Inc. (a)(b)	179,160	4,662
Sun Healthcare Group, Inc. (a)	194,550	3,251

		24,401

Materials & Processing—11.8%
Apogee Enterprises, Inc.	157,260	4,079
Arch Chemicals, Inc.	121,320	5,688
Buckeye Technologies, Inc. (a)	327,851	4,964
CIRCOR International, Inc. (b)	132,650	6,024
Dynamic Materials Corp. (b)	91,900	4,401
Haynes International, Inc. (a)	62,700	5,353
Kaiser Aluminum Corp.	30,270	2,136
Quanex Corp. (b)	99,790	4,688
RBC Bearings, Inc. (a)	114,270	4,382
Rock-Tenn Co., Class A	180,420	5,214
Schnitzer Steel Industries, Inc. (b)	34,580	2,534

		49,463

Real Estate Investment Trust—2.2%
Hersha Hospitality Trust	461,310	4,567
LTC Properties, Inc.	189,480	4,485

		9,052

Semi-conductors—0.5%
Microtune, Inc. (a)	344,930	2,076

Technology—25.0%
Ansoft Corp. (a)	133,440	4,401
Aspen Technology, Inc. (a)(b)	349,980	5,012
Badger Meter, Inc. (b)	112,720	3,613
Blue Coat Systems, Inc. (a)(b)	68,510	5,396
Chordiant Software, Inc. (a)	223,170	3,093

Schedule of Investments

CCM Emerging Companies Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Technology—(continued)
FARO Technologies, Inc. (a)	53,900	$2,380
GSI Commerce, Inc. (a)(b)	203,760	5,420
Interwoven, Inc. (a)	342,910	4,880
JDA Software Group, Inc. (a)	259,360	5,358
Monolithic Power Systems, Inc. (a)(b)	236,260	6,001
Netscout Systems, Inc. (a)	497,049	5,418
Omnicell, Inc. (a)	163,940	4,679
Phase Forward, Inc. (a)	279,540	5,594
Plexus Corp. (a)	171,770	4,706
Radiant Systems, Inc. (a)	353,220	5,591
Sigma Designs, Inc. (a)(b)	111,970	5,401
SPSS, Inc. (a)	48,830	2,009
Stratasys, Inc. (a)(b)	178,520	4,920
Synaptics, Inc. (a)(b)	120,110	5,736
Synchronoss Technologies, Inc. (a)(b)	61,390	2,582
Vasco Data Security International (a)	150,560	5,316
Viasat, Inc. (a)	65,813	2,029
Zoran Corp. (a)	266,780	5,389

		104,924

Telecommunications—0.3%
Network Equipment Technologies, Inc. (a)	75,130	1,094

Transportation—1.1%
Fuel System Solutions, Inc. (a)(b)	260,400	4,651

Utilities—2.2%
Portland General Electric Co. (b)	170,300	4,735
South Jersey Industries, Inc.	130,810	4,552

		9,287

Waste Disposal—0.9%
Waste Industries U.S.A., Inc.	124,585	3,566

Total Common Stock (cost—$365,394)		415,017

SHORT-TERM INVESTMENTS—30.3%
Collateral Invested for Securities on Loan (c)—28.9%
Allianz Dresdner Daily Asset Fund (e)	115,922,292	115,922

	Principal Amount (000s)
Morgan Stanley, 5.08% due 3/3/08, FRN	$3,000	2,987
Northern Rock PLC, 5.78% due 8/3/08, FRN (d)(f)	2,000	1,995

		120,904

Repurchase Agreement—1.4%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $5,948; collateralized by Fannie Mae, 5.375%, due 8/15/09, valued at $6,066 including accrued interest (cost—$5,946)	5,946	5,946

Total Short-Term Investments (cost—$126,868)		126,850

Total Investments (cost—$492,262)—129.3%		541,867

Liabilities in excess of other assets—(29.3)%		(122,864)

Net Assets—100.0%		$419,003

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $117,722; cash collateral of $120,881 was received with which the Fund purchased short-term investments.

(c)	Securities purchased with cash proceeds from securities on loan.

(d)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Affiliated fund.

(f)	Illiquid Security.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

Schedule of Investments

CCM Focused Growth Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.0%
Aerospace—4.7%
Boeing Co.	13,590	$1,427
Lockheed Martin Corp.	13,290	1,442

		2,869

Capital Goods—3.4%
Textron, Inc.	33,120	2,060

Chemicals—2.7%
Airgas, Inc.	31,590	1,631

Communications—2.3%
Omnicom Group, Inc.	28,730	1,382

Consumer Discretionary—3.8%
Kroger Co.	49,270	1,405
Nordstrom, Inc.	19,390	909

		2,314

Consumer Services—4.7%
McGraw-Hill Cos., Inc.	29,800	1,517
McKesson Corp.	23,100	1,358

		2,875

Consumer Staples—6.2%
Loews Corp.—Carolina Group	21,150	1,739
Pepsi Bottling Group, Inc.	54,100	2,011

		3,750

Energy—9.1%
Cameron International Corp. (a)	21,700	2,003
Exxon Mobil Corp.	20,480	1,896
Grant Prideco, Inc. (a)	29,700	1,619

		5,518

Financial Services—5.9%
American Express Co.	18,660	1,108
CNA Financial Corp.	29,760	1,170
ProLogis, REIT	19,450	1,291

		3,569

Healthcare—13.1%
Baxter International, Inc.	23,760	1,337
Genentech, Inc. (a)	14,240	1,111
Invitrogen Corp. (a)	17,180	1,404
Laboratory Corp. of America Holdings (a)	16,340	1,278
Schering-Plough Corp.	49,260	1,558
Zimmer Holdings, Inc. (a)	15,520	1,257

		7,945

Materials & Processing—4.7%
Allegheny Technologies, Inc.	11,020	1,212
Precision Castparts Corp.	11,240	1,663

		2,875

Multi-Media—1.9%
Walt Disney Co.	33,030	1,136

Technology—33.0%
Amazon.com, Inc. (a)	22,140	2,062
Apple, Inc. (a)	12,770	1,961
Applied Materials, Inc.	88,900	1,840
Cadence Design Systems, Inc. (a)	86,970	1,930
Cisco Systems, Inc. (a)	61,010	2,020
Corning, Inc.	59,520	1,467
Dell, Inc. (a)	48,700	1,344
Electronic Data Systems Corp.	39,640	866
EMC Corp. (a)	90,060	1,873
Emerson Electric Co.	30,910	1,645
Hewlett-Packard Co.	28,060	1,397
Microsoft Corp.	55,600	1,638

		20,043

Utilities—1.5%
Mirant Corp. (a)	22,410	912

Total Common Stock (cost—$52,417)		58,879

	Principal Amount (000s)
Repurchase Agreement—2.9%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $1,752; collateralized by Fannie Mae, 6.03% due 8/15/16, valued at $1,789 including accrued interest (cost—$1,751)	$1,751	1,751

Total Investments (cost—$54,168)—99.9%		60,630

Other assets less liabilities—0.1%		78

Net Assets—100.0%		$60,708

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

CCM Mid-Cap Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.6%
Aerospace—3.8%
Alliant Techsystems, Inc. (a)(b)	165,780	$18,120
Goodrich Corp.	262,110	17,884
Rockwell Collins, Inc.	217,710	15,901

		51,905

Capital Goods—11.3%
Cummins, Inc. (b)	126,790	16,215
Eaton Corp.	168,740	16,712
Fluor Corp. (b)	126,510	18,215
Foster Wheeler Ltd. (a)	136,170	17,876
Harsco Corp.	329,890	19,553
Manitowoc Co., Inc.	472,900	20,940
Snap-On, Inc.	228,440	11,317
SPX Corp.	203,290	18,816
Textron, Inc.	262,830	16,351

		155,995

Chemicals—4.2%
Celanese Corp.	465,610	18,149
FMC Corp.	366,160	19,048
Mosaic Co. (a)	387,600	20,744

		57,941

Consumer Discretionary—7.5%
Coach, Inc. (a)	296,710	14,025
Dollar Tree Stores, Inc. (a)	353,470	14,330
GameStop Corp., Class A (a)	329,720	18,580
Nordstrom, Inc.	289,070	13,555
Polo Ralph Lauren Corp., Class A (b)	183,170	14,241
TJX Cos., Inc.	480,950	13,981
Yum! Brands, Inc.	451,370	15,270

		103,982

Consumer Services—3.6%
Apollo Group, Inc., Class A (a)(b)	253,510	15,249
Owens-Illinois, Inc. (a)	468,570	19,422
Quanta Services, Inc. (a)(b)	550,800	14,569

		49,240

Consumer Staples—4.7%
Bunge Ltd.	164,360	17,661
JM Smucker Co. (b)	265,390	14,177
Molson Coors Brewing Co. (b)	172,090	17,152
Pepsi Bottling Group, Inc.	424,690	15,786

		64,776

Electronics—1.3%
Trimble Navigation Ltd. (a)	441,210	17,300

Energy—10.9%
Cameron International Corp. (a)	247,510	22,843
Frontier Oil Corp.	388,320	16,170
Grant Prideco, Inc. (a)	310,440	16,925
Hess Corp.	248,300	16,519
Mirant Corp. (a)(b)	333,580	13,570
National-Oilwell Varco, Inc. (a)	119,920	17,328
Noble Corp.	297,520	14,593
Noble Energy, Inc.	248,950	17,437
Superior Energy Services (a)	428,830	15,198

		150,583

Environmental Services—0.8%
Allied Waste Industries, Inc. (a)	912,870	11,639

Financial Services—5.7%
Affiliated Managers Group, Inc. (a)(b)	131,620	16,783
Ameriprise Financial, Inc.	261,250	16,487
Cigna Corp.	302,350	16,112
CNA Financial Corp. (b)	351,310	13,814
PartnerRe Ltd. (b)	202,710	16,012

		79,208

Healthcare—8.8%
Express Scripts, Inc. (a)(b)	342,000	19,090
Gen-Probe, Inc. (a)	82,950	5,523
Herbalife Ltd.	366,110	16,643
Hospira, Inc. (a)	394,430	16,349
Intuitive Surgical, Inc. (a)(b)	71,930	16,544
Invitrogen Corp. (a)(b)	213,310	17,434
St. Jude Medical, Inc. (a)	346,090	15,252
Warner Chilcott Ltd. (a)(b)	834,320	14,826

		121,661

Industrial—1.4%
AGCO Corp. (a)(b)	383,860	19,489

Insurance—1.1%
Unum Group (b)	646,200	15,813

Materials & Processing—5.1%
Allegheny Technologies, Inc.	144,110	15,845
Cleveland-Cliffs, Inc. (b)	226,560	19,930
Lubrizol Corp.	234,900	15,283
Precision Castparts Corp.	128,450	19,008

		70,066

Technology—24.5%
Ametek, Inc.	436,030	18,845
Amphenol Corp., Class A	385,900	15,343
Cadence Design Systems, Inc. (a)(b)	781,870	17,350
Cognizant Technology Solutions Corp. (a)	219,880	17,540
Cypress Semiconductor Corp. (a)	586,370	17,128
Dolby Laboratories, Inc. (a)	456,070	15,880
Energizer Holdings, Inc. (a)	149,947	16,622
Factset Research Systems, Inc. (b)	305,670	20,954
Intersil Corp.	498,270	16,657
McAfee, Inc. (a)	466,440	16,265
Mettler Toledo International, Inc. (a)	145,600	14,851
NAVTEQ Corp. (a)	195,210	15,220

Schedule of Investments

CCM Mid-Cap Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Technology—(continued)
NCR Corp. (a)	303,280	$15,103
NVIDIA Corp. (a)	501,140	18,161
Riverbed Technology, Inc. (a)(b)	369,790	14,936
Thomas & Betts Corp. (a)	328,620	19,270
Total System Services, Inc. (b)	585,560	16,267
VeriFone Holdings, Inc. (a)(b)	398,460	17,664
Western Digital Corp. (a)	672,260	17,022
Xerox Corp. (a)	999,030	17,323

		338,401

Telecommunications—2.7%
Juniper Networks, Inc. (a)	521,140	19,079
Qwest Communications International, Inc. (a)(b)	1,954,510	17,903

		36,982

Transportation—1.2%
Ford Motor Co. (a)(b)	1,878,770	15,951

Total Common Stock (cost—$1,150,268)		1,360,932

SHORT-TERM INVESTMENTS—16.9%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—15.2%
Aspen Funding Corp.,
5.08% due 10/31/07	$2,000	1,991
Axon Group PLC, FRN (d)(e)(f)
5.30% due 5/6/08	10,000	9,937
5.82% due 6/9/08	7,000	6,860
Bank of America N.A.,
5.30% due 11/8/07, FRN	5,000	4,999
5.31% due 10/1/07	10,000	10,000
Bear Stearns Cos., Inc.,
5.37% due 10/1/07	15,000	15,000
5.45% due 10/1/07	41,000	41,000
BNP Paribas,
5.188% due 10/1/07	9,000	9,000
Canadian Imperial Bank,
5.822% due 3/17/08, FRN	3,000	3,000
Cheyne Capital LLC (d)(e)(f)
5.31% due 5/13/08	7,500	7,499
5.31% due 6/5/08, FRN	5,000	4,944
Citigroup, Inc.,
5.40% due 10/1/07	30,000	30,000
Dorada Finance, Inc.,
5.783% due 7/7/08, FRN (d)(e)(f)	5,000	4,998
General Electric Capital Corp.,
5.46% due 5/19/08, FRN	3,000	2,997
HSH Nordbank AG,
5.159% due 4/21/08, FRN (d)	10,000	9,961
K2, Inc., FRN (d)(e)(f)
5.306% due 5/23/08	5,000	4,995
5.485% due 2/26/08	1,000	995
Morgan Stanley,
5.08% due 3/3/08, FRN	3,000	2,987
5.32% due 12/28/07	20,000	20,000
Natixis S.A.,
5.20% due 10/1/07	1,802	1,802
Northern Rock PLC,
5.78% due 8/3/08, FRN (d)(e)	2,000	1,995
Sigma Finance, Inc., FRN (d)(e)(f)
5.305% due 5/16/08	10,000	9,897
5.307% due 12/6/07	5,000	4,995

		209,852

Repurchase Agreement—1.7%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $22,867; collateralized by Freddie Mac, 5.55%, due 6/13/09, valued at $23,319 including accrued interest (cost—$22,859)	22,859	22,859

Total Short-Term Investments (cost—$233,154)		232,711

Total Investments (cost—$1,383,422)—115.5%		1,593,643

Liabilities in excess of other assets—(15.5)%		(214,249)

Net Assets—100.0%		$1,379,394

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $205,167; cash collateral of $209,878 was received with which the Fund purchased short-term investments.

(c)	Securities purchased with cash proceeds from securities on loan.

(d)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Illiquid Security.

(f)	Security issued by a structured investment vehicle.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

Schedule of Investments

NACM Emerging Markets Opportunities Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—85.9%
Brazil—7.9%
Banco Itau Holding Financeira SA ADR	3,700	$187
Cia de Saneamento Basico do Estado de Sao Paulo ADR	9,900	489
Companhia Vale do Rio Doce ADR	56,800	1,927
Cyrela Commercial Properties SA Empreendimentos e Participacoes (b)	47,400	60
Gerdau S.A. ADR	52,150	1,368
Localiza Rent A Car S.A.	70,700	721
Petroleo Brasileiro S.A. ADR	42,100	3,179
Tele Norte Leste Participacoes S.A. ADR	18,700	420
Telemig Celular Participacoes S.A. ADR	4,200	246
Unibanco—Uniao de Bancos Brasileiros S.A., UNIT	236,500	3,134

		11,731

China—10.7%
China Communications Construction Co., Ltd.	702,000	1,665
China Construction Bank Corp.	1,011,000	922
China Everbright Ltd. (b)	650,000	2,303
China Life Insurance Co., Ltd.	129,000	737
China Petroleum & Chemical Corp.	1,932,000	2,371
China Shenhua Energy Co., Ltd., Class H	438,800	2,634
China Telecom Corp. Ltd.	2,012,000	1,531
Fibrechem Tech Ltd.	342,100	361
Guangzhou R&F Properties Co., Ltd.	154,800	730
Industrial & Commercial Bank of China	1,161,000	810
Tianjin Development Holdings	1,122,000	1,595
Weiqiao Textile Co.	141,000	264

		15,923

Czech Republic—0.8%
Unipetrol (b)	71,200	1,129

Egypt—0.2%
Orascom Construction Industries	4,451	373

Hong Kong—0.6%
Tencent Holdings Ltd.	150,000	965

India—2.4%
Reliance Industries Ltd. GDR (a)	21,905	2,508
Satyam Computer Services Ltd. ADR	41,000	1,062

		3,570

Indonesia—0.3%
PT Bakrie & Brothers Tbk. (b)	15,346,500	503

Malaysia—2.7%
Burniputra Commerce Holdings Bhd	621,300	1,947
IOI Corp. Bhd	709,660	1,259
Malayan Banking Bhd	85,400	276
UEM World Bhd	437,600	522

		4,004

Mexico—3.7%
America Movil S.A. de C.V. ADR	37,460	2,397
Cemex S.A. de C.V. ADR (b)	13,852	415
Grupo Mexico SAB de C.V.	379,100	2,721

		5,533

Philippines—1.6%
Bank of the Philippine Islands	670,000	984
Filinvest Land, Inc. (b)	16,579,800	636
Megaworld Corp.	9,740,400	739

		2,359

Poland—3.0%
KGHM Polska Miedz S.A	47,695	2,237
Getin Holding S.A. (b)	64,506	325
Globe Trade Centre S.A. (b)	59,639	1,070
Polski Koncern Naftowy Orlen S.A. (b)	40,580	855

		4,487

Russia—7.1%
Evraz Group S.A. GDR	62,264	3,939
Mechel ADR	11,800	602
MMC Norilsk Nickel ADR	2,776	755
OAO Gazprom ADR	62,724	2,758
Sberbank	166,158	693
Unified Energy System GDR (b)	15,638	1,892

		10,639

Singapore—1.7%
Jiutian Chemical Group Ltd. (b)	775,000	339
Straits Asia Resources Ltd.	1,122,000	1,170
Yanlord Land Group Ltd.	394,000	980

		2,489

South Africa—7.6%
Grindrod Ltd.	356,114	1,333
Impala Platinum Holdings Ltd.	47,872	1,668
Naspers Ltd.	31,624	875
Nedbank Group Ltd.	14,805	269
Remgro Ltd.	83,025	2,110
RMB Holdings Ltd.	133,640	649
Sanlam Ltd.	327,423	1,062
Sasol Ltd.	14,693	631
Standard Bank Group Ltd.	122,800	1,773
Telkom S.A. Ltd.	42,034	1,059

		11,429

Schedule of Investments

NACM Emerging Markets Opportunities Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
South Korea—19.4%
Daelim Industrial Co.	6,371	$1,175
GS Holdings Corp.	4,490	255
Honam Petrochemical Corp.	2,908	478
Hyundai Motor Co.	15,466	1,246
Industrial Bank of Korea	72,210	1,554
KIWOOM Securities Co., Ltd.	1,058	78
Korea Investment Holdings Co., Ltd.	26,180	1,712
Korea Zinc Co., Ltd.	5,800	1,090
LG Chem Ltd.	42,168	4,415
LG Corp.	35,690	2,449
LG Electronics, Inc.	55,660	5,184
Samsung Electronics Co., Ltd.	2,908	1,820
Samsung Heavy Industries Co., Ltd.	29,060	1,535
Shinhan Financial Group Co., Ltd.	19,657	1,273
STX Pan Ocean Co., Ltd. (b)	2,128,000	4,785

		29,049

Taiwan—11.2%
Advanced Semi-conductor Engineering, Inc.	741,273	810
Asustek Computer, Inc.	345,083	1,048
AU Optronics Corp.	2,431,227	4,145
Catcher Technology Co., Ltd.	18,341	133
Cathay Financial Holding Co., Ltd.	327,203	773
Chi Mei Optoelectronics Corp.	1,911,000	2,225
China Steel Corp.	1,717,000	2,510
Chunghwa Picture Tubes Ltd. (b)	943,000	269
Chunghwa Telecom Co., Ltd. ADR	41,900	774
Coretronic Corp.	260,220	399
Far Eastern Department Stores Co., Ltd.	168,000	191
Far Eastern Textile Co., Ltd.	662,198	889
HannStar Display Corp. (b)	1,658,000	478
Siliconware Precision Industries Co., Ltd.	671,689	1,519
U-Ming Marine Transport Corp.	86,000	283
Walsin Lihwa Corp.	477,000	236

		16,682

Thailand—4.3%
PTT PCL	458,000	4,503
Rayong Refinery PCL	2,533,000	1,884

		6,387

United States—0.7%
NII Holdings, Inc., Class B (b)	12,500	1,027

Total Common Stock (cost—$102,529)		128,279

PREFERRED STOCK—4.2%
Brazil—4.2%
All America Latina Logistica S.A., UNIT	115,500	1,645
Braskem S.A.	15,500	146
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	5,670,000	378
Metalurgica Gerdau S.A.	41,900	1,417
Telemar Norte Leste S.A.	4,200	151
Usinas Siderurgicas de Minas Gerais S.A.	35,700	2,493

Total Preferred Stock (cost—$4,763)		6,230

WARRANTS (b)—2.9%

	Units
India—2.9%
Indiabulls Financial Services Ltd., Expires 9/24/09	45,339	680
JSW Steel Ltd., Expires 6/12/12, (a)	14,271	306
Merrill Lynch-Reliance Communications Ltd., Expires 1/25/11	109,400	1,611
Oil & Natural Gas Corp. Ltd., Expires 3/9/09	15,647	378
Tata Steel Ltd., Expires 10/18/11	62,921	1,343

Total Warrants (cost—$3,266)		4,318

	Principal Amount (000s)
Repurchase Agreement—3.7%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $5,559; collateralized by Freddie Mac, 5.55% due 6/13/09, valued at $5,669 including accrued interest (cost—$5,557)	$5,557	5,557

Total Investments (cost—$116,115) (c)—96.7%		144,384

Other assets less liabilities—3.3%		5,031

Net Assets—100.0%		$149,415

Schedule of Investments

NACM Emerging Markets Opportunities Fund

September 30, 2007 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are considered to be illiquid.

(b)	Non-income producing.

(c)	Securities with an aggregate value of $86,763, representing 58.07% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

NACM Global Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—93.2%
Brazil—1.0%
Unibanco—Uniao de Bancos Brasileiros S.A. GDR	4,200	$553

China—2.5%
AAC Acoustic Technology Holdings, Inc. (a)	348,000	429
China Mobile Ltd.	55,500	910

		1,339

Finland—1.4%
Outotec Oyj	10,425	737

France—5.0%
AXA S.A.	19,480	872
Total S.A.	10,777	873
Veolia Environnement	11,100	955

		2,700

Germany—5.2%
Commerzbank AG	10,519	425
Continental AG	6,273	867
Henkel KGaA	17,375	822
Siemens AG	5,253	720

		2,834

Greece—0.8%
OPAP S.A.	11,480	444

Hong Kong—5.5%
Hang Lung Properties Ltd.	113,000	505
Hutchison Whampoa Ltd.	43,000	460
Jardine Matheson Holdings Ltd.	30,800	881
Kowloon Development Co., Ltd.	187,000	476
Melco International Development	336,000	629

		2,951

Indonesia—1.0%
PT Indosat Tbk.	666,500	563

Ireland—1.1%
Icon PLC ADR (a)	12,100	617

Italy—2.3%
Geox SpA	20,978	451
Unicredito Italiano SpA	93,276	798

		1,249

Japan—7.7%
Aichi Corp.	31,900	386
Asics Corp.	35,000	539
Chugai Pharmaceutical Co., Ltd.	43,000	708
Joint Corp.	16,800	446
Mitsubishi Tokyo Financial Group, Inc.	53,000	480
Nitori Co., Ltd.	9,200	435
Sony Corp. ADR	14,300	687
Sumco Corp.	12,400	502

		4,183

Netherlands—3.7%
Koninklijke (Royal) Philips Electronics NV	13,897	625
Koninklijke Ahold NV (a)	40,412	610
Royal Numico NV	9,916	768

		2,003

South Korea—0.6%
Osstem Implant Co., Ltd. (a)	8,173	337

Spain—3.0%
Tecnicas Reunidas S.A.	8,782	645
Telefonica S.A.	34,631	968

		1,613

Sweden—1.5%
Telefonaktiebolaget LM Ericsson, Class B	202,000	804

Switzerland—4.4%
Adecco S.A.	5,315	314
Nestle S.A.	2,235	1,002
Roche Holdings AG	3,342	605
Sika AG	250	487

		2,408

Taiwan—0.9%
United Microelectronics Corp. ADR	130,400	468

United Kingdom—8.3%
ARM Holdings PLC	163,980	515
IG Group Holdings PLC	105,678	817
International Power PLC	99,137	915
Reed Elsevier PLC	44,969	569
Standard Chartered PLC	24,466	801
Wellstream Holdings PLC (a)	50,976	850

		4,467

United States—37.3%
3M Co.	9,300	870
Affiliated Managers Group, Inc. (a)	4,500	574
AFLAC, Inc.	12,600	719
Ansys, Inc. (a)	17,600	601
Apollo Investment Corp.	30,000	624
Apple, Inc. (a)	5,600	860
Boeing Co.	9,000	945
Bristol-Myers Squibb Co.	16,800	484
Coca-Cola Co.	13,200	759
Corning, Inc.	34,500	851

Schedule of Investments

NACM Global Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
DaVita, Inc. (a)	6,100	$385
Devon Energy Corp.	6,400	533
Genzyme Corp. (a)	9,900	613
Helmerich & Payne, Inc.	26,800	880
Hess Corp.	14,000	931
ITT Industries, Inc.	11,000	747
Limited Brands, Inc.	18,800	430
Merck & Co., Inc.	10,400	538
Morgan Stanley	5,800	365
Motorola, Inc.	50,800	941
Oracle Corp. (a)	36,800	797
Praxair, Inc.	8,600	720
Procter & Gamble Co.	13,700	964
Psychiatric Solutions, Inc. (a)	20,300	797
Spansion LLC (a)	37,900	320
Thermo Fisher Scientific, Inc. (a)	14,500	837
Volcom, Inc. (a)	11,500	489
Waters Corp. (a)	10,400	696
XTO Energy, Inc.	15,500	959

		20,229

Total Common Stock (cost—$42,220)		50,499

WARRANTS (a)—1.4%

	Units
Taiwan—1.4%
Merrill Lynch—Hon Hai Precision Industry Co., Ltd., Expires 11/17/10
(cost—$530)	80,880	734

	Principal Amount (000s)
Repurchase Agreement—4.6%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $2,529; collateralized by Federal Home Loan Bank, 5.375% due 3/9/09, valued at $2,581 including accrued interest (cost—$2,528)	$2,528	2,528

Total Investments (cost—$45,278) (b)—99.2%		53,761

Other assets less liabilities—0.8%		410

Net Assets—100.0%		$54,171

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	Securities with an aggregate value of $25,906, representing 47.82% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Schedule of Investments

NACM Growth Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.7%
Capital Goods—3.8%
Cummins, Inc.	4,900	$626
Fluor Corp.	3,200	461

		1,087

Chemicals—2.4%
Celanese Corp.	9,100	355
Monsanto Co.	3,900	334

		689

Consumer Discretionary—11.7%
CROCS, Inc. (a)	5,400	363
Darden Restaurants, Inc.	7,100	297
Dollar Tree Stores, Inc. (a)	7,700	312
GameStop Corp., Class A (a)	6,200	349
Gannett Co., Inc.	8,800	385
Johnson Controls, Inc.	2,600	307
McDonald’s Corp.	5,800	316
Nike, Inc., Class B	6,300	370
Walt Disney Co.	11,900	409
Whirlpool Corp.	2,300	205

		3,313

Consumer Staples—2.1%
Procter & Gamble Co.	4,390	309
Wal-Mart Stores, Inc.	6,400	279

		588

Energy—7.7%
Cameron International Corp. (a)	3,300	305
Frontier Oil Corp.	7,600	316
National-Oilwell Varco, Inc. (a)	5,400	780
Schlumberger Ltd.	4,200	441
Valero Energy Corp.	5,100	343

		2,185

Financial Services—1.9%
Fifth Third Bancorp.	11,300	383
Goldman Sachs Group, Inc.	700	152

		535

Healthcare—19.0%
Abbott Laboratories	15,200	815
Aetna, Inc.	11,100	602
Forest Laboratories, Inc. (a)	12,900	481
Intuitive Surgical, Inc. (a)	2,000	460
Johnson & Johnson	14,300	940
McKesson Corp.	3,300	194
Medco Health Solutions, Inc. (a)	5,500	497
Merck & Co., Inc.	6,200	321
Schering-Plough Corp.	8,300	263
UnitedHealth Group, Inc.	10,700	518
WellCare Health Plans, Inc. (a)	3,000	316

		5,407

Industrial—5.2%
AGCO Corp. (a)	8,000	406
Lockheed Martin Corp.	6,400	694
Raytheon Co.	5,700	364

		1,464

Materials & Processing—5.0%
Freeport-McMoRan Copper & Gold, Inc., Class B	6,600	692
Precision Castparts Corp.	4,900	725

		1,417

Multi-Media—3.1%
Echostar Communications Corp., Class A (a)	7,100	332
Liberty Media Corp. (a)	4,500	562

		894

Technology—32.2%
Amazon.com, Inc. (a)	4,300	401
Apple, Inc. (a)	3,000	461
BMC Software, Inc. (a)	8,900	278
Broadcom Corp., Class A (a)	7,700	281
Cisco Systems, Inc. (a)	40,300	1,334
EMC Corp. (a)	14,100	293
Garmin Ltd.	1,300	155
Hewlett-Packard Co.	14,300	712
Intel Corp.	35,900	928
International Business Machines Corp.	6,600	777
MEMC Electronic Materials, Inc. (a)	5,400	318
Microsoft Corp.	43,100	1,270
NAVTEQ Corp. (a)	5,300	413
Network Appliance, Inc. (a)	18,600	501
NVIDIA Corp. (a)	10,050	364
Oracle Corp. (a)	18,900	409
Symantec Corp. (a)	12,600	244

		9,139

Telecommunications—3.2%
Juniper Networks, Inc. (a)	8,100	297
Verizon Communications, Inc.	13,800	611

		908

Utilities—1.4%
AES Corp. (a)	20,200	405

Total Common Stock (cost—$24,521)		28,031

Schedule of Investments

NACM Growth Fund

September 30, 2007 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—3.7%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $1,057; collateralized by Federal Home Loan Bank, 3.75% due 8/18/09, valued at $1,082 including accrued interest (cost—$1,057)	$1,057	$1,057

Total Investments (cost—$25,578)—102.4%		29,088

Liabilities in excess of other assets—(2.4)%		(673)

Net Assets—100.0%		$28,415

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

NACM Income & Growth Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—36.4%
Aerospace—1.8%
Boeing Co.	1,900	$200
L-3 Communications Holdings, Inc.	2,000	204

		404

Automotive—0.9%
Johnson Controls, Inc. (b)	1,700	201

Capital Goods—1.9%
General Electric Co.	5,000	207
Textron, Inc.	3,400	211

		418

Chemicals—1.1%
Monsanto Co.	2,800	240

Consumer Discretionary—0.8%
McKesson Corp.	3,000	176

Consumer Staples—1.0%
Coca-Cola Co.	3,700	213

Diversified Manufacturing—1.0%
Terex Corp. (b)(c)	2,500	222

Energy—2.0%
National-Oilwell Varco, Inc. (c)	1,800	260
Valero Energy Corp.	2,900	195

		455

Food & Beverage—0.9%
Molson Coors Brewing Co.	2,100	209

Healthcare—5.4%
Abbott Laboratories	3,800	204
Baxter International, Inc. (b)	3,600	202
Bristol-Myers Squibb Co.	7,100	205
Gilead Sciences, Inc. (c)	4,700	192
Intuitive Surgical, Inc. (c)	900	207
Merck & Co., Inc.	4,000	207

		1,217

Industrial—0.9%
AGCO Corp. (b)(c)	4,200	213

Insurance—1.8%
Cigna Corp.	4,000	213
Prudential Financial, Inc.	1,900	186

		399

Machinery—0.9%
Deere & Co. (b)	1,400	208

Metals & Mining—1.9%
Freeport-McMoRan Copper & Gold, Inc.	2,100	220
U.S. Steel Corp.	2,000	212

		432

Oil & Gas—2.0%
Diamond Offshore Drilling, Inc.	1,900	215
Schlumberger Ltd.	2,300	242

		457

Pharmaceuticals—1.0%
Medco Health Solutions, Inc. (c)	2,400	217

Retail—0.9%
Target Corp.	3,000	191

Semi-conductors—0.9%
Intel Corp.	8,200	212

Technology—4.6%
EMC Corp. (c)	10,600	220
International Business Machines Corp.	1,700	200
Microsoft Corp.	7,200	212
Oracle Corp. (c)	9,500	206
Texas Instruments, Inc. (b)	5,600	205

		1,043

Telecommunications—3.8%
Harris Corp.	3,400	197
Juniper Networks, Inc. (c)	7,400	271
QUALCOMM, Inc. (b)	4,500	190
Verizon Communications, Inc.	4,700	208

		866

Utilities—0.9%
Constellation Energy Group, Inc.	2,300	197

Total Common Stock (cost—$7,663)		8,190

CONVERTIBLE PREFERRED STOCK—25.3%
Automotive—0.8%
General Motors Corp., Ser. C,
6.25%, 7/15/33	7,875	193

Consumer Discretionary—1.5%
Stanley Works, 7.145%, 5/17/12 (c)	160	165
United Rentals Trust I, 6.50%, 8/1/28	3,550	172

		337

Consumer Staples—1.0%
Bunge Ltd.,
4.875%, 12/31/49	1,650	222

Schedule of Investments

NACM Income & Growth Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Financial Services—12.0%
Citigroup Funding, Inc., Ser. GNW, VRN, Zero Coupon, 9/27/08	5,500	$161
(Genworth Financial, Inc.) (e)
E*Trade Financial Corp.,
6.125%, 11/18/08	6,325	117
Goldman Sachs Group, Inc., Ser.
CSCO, 12.00%, 12/12/07
(Cisco Systems, Inc.) (e)	6,900	200
Goldman Sachs Group, Inc., Ser.
DISH, 20.00%, 3/6/08
(Echostar Communications Corp.) (e)	4,080	163
Goldman Sachs Group, Inc., Ser. TWX,
20.00%, 12/31/07
(Time Warner, Inc.) (e)	8,500	136
Lazard Ltd., 6.625%, 5/15/08	3,100	114
Lehman Brothers Holdings, Inc.,
Ser. GIS, 6.25%, 10/15/07
(General Mills, Inc.) (e)	6,120	163
Lehman Brothers Holdings, Inc.,
Ser. HPQ, 20.00%, 2/24/08
(Hewlett Packard Co.) (e)	4,120	175
Lehman Brothers Holdings Inc.,
Ser. UTX, 8.50%, 8/25/08
(United Technologies Corp.) (e)	2,500	188
Morgan Stanley, Ser. DIS,
20.00%, 3/24/08
(Walt Disney Co.) (e)	5,250	163
Morgan Stanley, Ser. GOOG,
20.00%, 3/8/08 (Google, Inc.) (e)	370	172
Morgan Stanley, Ser. T,
20.00%, 1/31/08 (AT&T, Inc.) (e)	4,650	165
Morgan Stanley, Ser. XOM,
20.00%, 12/15/07
(Exxon Mobil Corp.) (e)	2,400	178
Platinum Underwriters Holdings Ltd.,
Ser. A, 6.00%, 2/15/09	5,400	179
Vale Capital Ltd, Ser. RIO,
5.50%, 6/15/10	3,500	232
Wells Fargo & Co., Ser. AAPL,
8.00%, 6/1/08 (Apple, Inc.) (e)	1,500	191

		2,697

Hotels/Gaming—0.7%
Felcor Lodging Trust, Inc., Ser. A (c),
1.95%, 12/31/49	6,800	160

Industrial—1.6%
Allied Waste Industries, Inc., Ser. D,
6.25%, 3/1/08	490	163
Owens-Illinois, Inc., 4.75%, 12/31/49	4,200	189

		352

Insurance—2.7%
Fortis Insurance NV (a),
7.75%, 1/26/08	160,000	215
Metlife, Inc., 6.375%, 8/15/08	5,775	199
XL Capital Ltd., 7.00%, 2/15/09	6,800	189

		603

Oil & Gas—0.8%
Chesapeake Energy Corp.,
5.00%, 12/31/49	1,650	183

Pharmaceuticals—0.9%
Schering-Plough Corp.,
6.00%, 8/13/10	700	194

Telecommunications—0.8%
Crown Castle International Corp.,
6.25%, 8/15/12	3,150	188

Utilities—2.5%
AES Trust III, 6.75%, 10/15/29	3,925	191
Entergy Corp., 7.625%, 2/17/09	2,850	190
NRG Energy, Inc., 5.75%, 3/16/09	485	180

		561

Total Convertible Preferred Stock (cost—$5,681)		5,690

CORPORATE BONDS & NOTES—25.0%
	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Apparel & Textiles—0.9%
Levi Strauss & Co.,
9.75%, 1/15/15	B2/B+	$200	$211

Automotive—2.1%
Accuride Corp.,
8.50%, 2/1/15	B3/B-	200	193
American Axle & Manufacturing, Inc.,
7.875%, 3/1/17	Ba3/BB	200	194
Tenneco Automotive, Inc.,
8.625%, 11/15/14	B3/B	75	76

			463

Diversified Manufacturing—0.8%
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	NA/B-	200	180

Electronics—0.9%
Itron, Inc.,
7.75%, 5/15/12	B3/B-	200	197

Schedule of Investments

NACM Income & Growth Fund

September 30, 2007 (unaudited)

	Credit Rating (Moody’s/ S&P)	Principal Amount (000s)	Value* (000s)
Financial Services—0.8%
KAR Holdings, Inc. (a),
8.75%, 5/1/14	B3/CCC	$200	$192

Healthcare & Hospitals—2.0%
HCA, Inc. (a),
9.25%, 11/15/16	B2/BB-	200	213
Psychiatric Solutions, Inc.,
7.75%, 7/15/15	B3/B-	200	203
Sun Healthcare Group, Inc. (a),
9.125%, 4/15/15	B3/CCC+	25	26

			442

Machinery—0.9%
Terex Corp.,
7.375%, 1/15/14	Ba3/B+	200	204

Metals & Mining—0.9%
Steel Dynamics, Inc. (a),
6.75%, 4/1/15	Ba2/BB+	200	194

Multi-Media—0.9%
Echostar DBS Corp.,
7.125%, 2/1/16	Ba3/BB-	200	206

Oil & Gas—2.2%
Complete Production Services, Inc.,
8.00%, 12/15/16	B2/B	200	199
Copano Energy LLC,
8.125%, 3/1/16	B2/B+	200	204
Dynegy Holdings, Inc. (a),
7.75%, 6/1/19	B2/B-	100	96

			499

Printing/Publishing—2.7%
Cenveo Corp.,
7.875%, 12/1/13	B3/B-	200	183
Idearc, Inc.,
8.00%, 11/15/16	B2/B+	200	200
RH Donnelley, Inc.,
10.875%, 12/15/12	B2/B	200	214

			597

Retail—4.5%
Bon-Ton Stores, Inc.,
10.25%, 3/15/14	B3/B-	200	188
Michaels Stores, Inc.,
10.00%, 11/1/14	CCC/CCC	200	206
Neiman-Marcus Group, Inc.,
10.375%, 10/15/15	B3/B-	200	219
Rite Aid Corp.,
8.625%, 3/1/15	Caa1/CCC+	200	182
Star Gas Partners L.P., Ser. B,
10.25%, 2/15/13	Caa3/CCC	200	210

			1,005

Technology—0.8%
Unisys Corp.,
8.00%, 10/15/12	B2/B+	200	190
Telecommunications—3.7%
Cricket Communications, Inc.,
9.375%, 11/1/14	Caa1/CCC	200	204
Level 3 Financing, Inc.,
9.25%, 11/1/14	B3/CCC+	200	198
Millicom International Cellular S.A.,
10.00%, 12/1/13	B2/B+	200	214
West Corp.,
11.00%, 10/15/16	Caa1/B-	200	211

			827

Utilities—0.9%
PSE&G Energy Holdings LLC,
10.00%, 10/1/09	Ba3/BB-	200	215

Total Corporate Bonds & Notes (cost—$5,766)			5,622

CONVERTIBLE BONDS—6.3%
Automotive—0.8%
Ford Motor Co.,
4.25%, 12/15/36	Aaa/CCC+	150	176

Oil & Gas—1.0%
Devon Energy Corp.,
4.95%, 8/15/08	Baa2/BBB	125	219

Printing/Publishing—0.9%
Bowne & Co., Inc.,
5.00%, 10/1/33	B2/B-	200	211

Technology—1.6%
Equinix, Inc.,
2.50%, 4/15/12	NR/CCC+	175	179
Maxtor Corp.,
6.80%, 4/30/10	Ba1/B	175	192

			371

Telecommunications—1.1%
Level 3 Communications, Inc.,
6.00%, 3/15/10	Caa3/CCC	190	177
Nortel Networks Corp.,
4.25%, 9/1/08	B3/B-	64	63

			240

Utilities—0.9%
PG&E Corp.,
9.50%, 6/30/10	NR/NR	60	206

Total Convertible Bonds (cost—$1,384)			1,423

Schedule of Investments

NACM Income & Growth Fund

September 30, 2007 (unaudited)

	Principal Amount (000s)	Value* (000s)
U.S. TREASURY BONDS & NOTES—4.4%
U.S. Treasury Bonds & Notes,
10.375%, 11/15/12 (cost—$1,007)	$1,000	$1,008

Repurchase Agreement—2.1%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $470; collateralized by Federal Home Loan Bank, 3.75%, due 8/18/09, valued at $481 including accrued interest	470	470

(cost—$470)
Total Investments before options written
(cost—$21,971)—99.5%		22,403

OPTIONS WRITTEN (c)—(0.1)%

	Contracts
Call Options—(0.1)%
AGCO Corp. (CBOE),
strike price $50, expires 11/17/07	30	(10)
Baxter International, Inc. (CBOE),
strike price $60, expires 11/17/07	22	(1)
Deere & Co. (CBOE),
strike price $155, expires 12/22/07	10	(7)
Johnson Controls, Inc. (CBOE),
strike price $125, expires 10/20/07	12	(2)
Qualcomm, Inc. (CBOE),
strike price $47.50, expires 10/20/07	30	— (d)
Terex Corp. (CBOE),
strike price $95, expires 10/20/07	15	(2)
Texas Instruments, Inc. (CBOE),
strike price $40, expires 10/20/07	35	— (d)

		(22)

Total Options Written (premiums received—$34)		(22)

Total Investments net of options written
(cost—$21,937)—99.4%		22,381

Other assets less liabilities—0.6%		132

Net Assets—100.0%		$22,513

Notes to Schedule of Investments:

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	All or partial amount segregated as collateral for options written.

(c)	Non-income producing.

(d)	Amount is less than $500.

(e)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:

CBOE—Chicago Board Options Exchange

NR—Not Rated

REIT—Real Estate Investment Trust

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

The interest rate disclosed reflects the rate in effect on September 30, 2007.

Schedule of Investments

NACM International Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.1%
Australia—5.0%
Australia & New Zealand Banking Group Ltd.	93,332	$2,453
BHP Billiton Ltd. (b)	100,958	3,942
Challenger Financial Services Group Ltd.	383,818	2,108
Commonwealth Bank of Australia	232,901	11,613
David Jones Ltd. (b)	465,831	2,098
OneSteel Ltd.	697,082	4,255
Qantas Airways Ltd.	1,814,502	8,965

		35,434

Austria—1.4%
RHI AG (a)	116,028	5,343
Voestalpine AG	27,551	2,382
Wienerberger AG	36,002	2,247

		9,972

Belgium—0.5%
Tessenderlo Chemie NV	63,920	3,702

China—0.4%
China Resources Power Holdings Co.	456,000	1,406
Lee & Man Paper Manufacturing Ltd.	328,000	1,414

		2,820

Denmark—0.4%
FLSmidth & Co. A/S	23,800	2,531

Finland—1.0%
Kesko Oyj, Class B	59,280	3,935
Nokia Oyj (b)	87,463	3,319

		7,254

France—9.9%
Air France-KLM	51,797	1,903
ArcelorMittal	36,728	2,895
BNP Paribas	41,070	4,495
Business Objects S.A. (a)	58,250	2,609
Credit Agricole S.A.	149,842	5,735
France Telecom S.A.	561,798	18,753
Peugeot S.A.	117,436	9,710
Renault S.A.	82,579	11,982
SEB S.A.	8,101	1,506
Total S.A.	127,516	10,333

		69,921

Germany—12.7%
Adidas AG	78,717	5,161
BASF AG	91,721	12,678
DaimlerChrysler AG	204,721	20,502
Deutsche Lufthansa AG	281,481	8,083
E.ON AG	107,529	19,852
RWE AG	6,847	860
Salzgitter AG	18,420	3,610
ThyssenKrupp AG	170,339	10,826
Volkswagen AG (b)	36,210	8,174

		89,746

Greece—0.4%
National Bank of Greece S.A.	46,187	2,946

Hong Kong—2.8%
Cathay Pacific Airways Ltd.	2,346,000	6,415
Hang Lung Group Ltd.	487,000	2,782
Hong Kong Exchange & Clearing Ltd.	96,500	2,947
Kingboard Chemical Holdings Ltd.	367,000	2,330
New World Development Ltd.	1,407,000	3,893
Orient Overseas International Ltd.	128,500	1,219

		19,586

Ireland—1.0%
Anglo Irish Bank Corp. PLC	251,804	4,685
Irish Life & Permanent PLC	118,227	2,631

		7,316

Italy—2.3%
Enel SpA	646,541	7,296
Eni SpA	159,209	5,879
Indesit Co. SpA	175,255	3,018

		16,193

Japan—20.4%
Aoyama Trading Co., Ltd.	36,400	923
Canon, Inc.	37,800	2,051
Chugai Pharmaceutical Co., Ltd. (b)	71,700	1,181
Daiichi Sankyo Co., Ltd.	39,500	1,184
Daito Trust Construct Co., Ltd.	24,000	1,155
East Japan Railway Co.	207	1,632
Fast Retailing Co., Ltd. (b)	21,700	1,249
FUJIFILM Holdings Corp.	41,700	1,916
Honda Motor Co., Ltd.	89,400	2,977
Itochu Corp.	646,000	7,799
Japan Tobacco, Inc.	191	1,048
JFE Holdings, Inc.	52,000	3,667
KDDI Corp.	601	4,453
Kyowa Hakko Kogyo Co., Ltd.	152,000	1,559
Marubeni Corp.	830,000	7,574
Mitsubishi Estate Co., Ltd.	79,000	2,252
Mitsui & Co., Ltd.	316,000	7,642
Mitsui OSK Lines Ltd.	103,000	1,657
Mitsumi Electric Co., Ltd. (b)	65,300	2,652
Mizuho Financial Group, Inc.	462	2,609
Nikon Corp.	57,000	1,948
Nintendo Co., Ltd.	15,100	7,796

Schedule of Investments

NACM International Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Nippon Chemi-Con Corp.	278,000	$2,449
Nippon Steel Corp. (b)	518,000	3,713
Nippon Telegraph & Telephone Corp.	255	1,185
Nippon Yusen KK (b)	1,083,000	10,517
Olympus Corp. (b)	82,000	3,356
Orix Corp.	5,910	1,339
Shima Seiki Manufacturing Ltd. (b)	55,800	2,992
Sony Corp.	158,400	7,614
Star Micronics Co., Ltd.	168,000	5,174
Sumitomo Corp.	438,300	8,418
Sumitomo Metal Industries Ltd.	1,199,000	6,951
Sumitomo Mitsui Financial Group, Inc.	354	2,747
Taiyo Yuden Co., Ltd. (b)	151,000	2,976
Takeda Pharmaceutical Co., Ltd.	44,600	3,128
Tokai Rika Co., Ltd.	69,500	1,927
Toshiba Corp. (b)	157,000	1,459
Toyota Motor Corp.	196,000	11,467

		144,336

Netherlands—1.8%
ABN AMRO Holding NV	17,638	927
ING Groep NV	172,956	7,686
Koninklijke (Royal) KPN NV	231,382	4,010

		12,623

New Zealand—0.4%
Fletcher Building Ltd.	324,255	3,116

Norway—0.1%
TGS-NOPEC Geophysical Co. ASA (a)	39,850	813

Singapore—2.0%
Jardine Cycle & Carriage Ltd.	198,000	2,459
Singapore Airlines Ltd.	479,070	5,986
Venture Corp. Ltd.	312,000	3,459
Wing Tai Holdings Ltd.	836,000	2,168

		14,072

Spain—2.3%
ACS Actividades Construcciones y Servicios S.A.	109,677	6,046
Mapfre S.A.	1,327,635	6,017
Sacyr Vallehermoso S.A. (b)	33,562	1,172
Telefonica S.A.	100,466	2,807

		16,042

Sweden—8.0%
Alfa Laval AB	148,600	9,537
Electrolux AB, Ser. B	64,200	1,362
Hennes & Mauritz AB, Ser. B	237,600	15,044
Nordea Bank AB	227,400	3,948
Sandvik AB (b)	239,500	5,132
SAS AB (a)	127,800	2,287
Skandinaviska Enskilda Banken AB, Class B	310,400	10,083
Swedbank AB	50,200	1,676
Trelleborg AB	189,800	4,474
Volvo AB, Ser. B	168,550	2,925

		56,468

Switzerland—7.9%
Actelion Ltd. (a)	69,916	3,869
Credit Suisse Group	32,993	2,193
Nestle S.A.	49,883	22,362
Swatch Group AG	7,799	2,554
Swiss Reinsurance	76,060	6,764
Temenos Group AG (a)	130,249	3,038
Zurich Financial Services AG	49,545	14,852

		55,632

United Kingdom—17.5%
3i Group PLC	212,377	4,336
Aggreko PLC	161,506	1,905
Anglo American PLC	76,320	5,112
Barclays PLC	238,748	2,902
BHP Billiton PLC	149,653	5,354
BT Group PLC	2,395,764	15,032
Galiform PLC (a)	860,259	1,932
Game Group PLC	197,699	776
Lloyds TSB Group PLC	217,282	2,404
Marks & Spencer Group PLC	319,454	4,018
Michael Page International PLC	167,805	1,417
Next PLC	260,810	10,456
Old Mutual PLC	3,014,986	9,858
Rio Tinto PLC	11,689	1,006
Royal Bank of Scotland Group PLC	615,209	6,638
Royal Dutch Shell PLC, Class A	192,705	7,923
Royal Dutch Shell PLC, Class B	539,993	22,157
Standard Life PLC	540,405	3,185
Vodafone Group PLC	1,963,353	7,077
WM Morrison Supermarkets PLC	1,099,719	6,347
Xstrata PLC	53,845	3,576

		123,411

Total Common Stock (cost—$635,657)		693,934

RIGHTS—0.0%
Austria—0.0%
Wienerberger AG (a) (cost—$0)	33,571	—	(d)

Schedule of Investments

NACM International Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
SHORT-TERM INVESTMENTS—6.6%
Collateral Invested for Securities on Loan (e)—6.3%
Allianz Dresdner Daily Asset Fund (f)	44,842,791	$44,843

	Principal Amount (000s)
Repurchase Agreement—0.3%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $1,916; collateralized by Freddie Mac, 5.55%, due 6/13/09, valued at $1,956 including accrued interest (cost—$46,758)	$1,915	1,915

Total Short Term Investments (cost—$46,758)—6.6%		46,758

Total Investments (cost—$682,415) (c)—104.7%		740,692

Liabilities in excess of other assets—(4.7)%		(33,084)

Net Assets—100.0%		$707,608

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $36,241; cash collateral of $38,063, was received with which the Fund purchased short-term investments.

(c)	Securities with an aggregate value of $691,706, representing 97.75% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

(d)	Principal amount less than $500.

(e)	Securities purchased with cash proceeds from securities on loan.

(f)	Affiliated fund.

Schedule of Investments

NACM Mid-Cap Growth Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.2%
Aerospace—1.3%
Spirit Aerosystems Holdings, Inc., Class A (a)	7,100	$276

Capital Goods—3.9%
Black & Decker Corp.	1,100	92
Cummins, Inc.	3,600	460
Fluor Corp.	800	115
Goodyear Tire & Rubber Co. (a)	5,600	170

		837

Chemicals—4.2%
Ashland, Inc.	3,600	217
Celanese Corp.	8,800	343
Lubrizol Corp.	5,300	345

		905

Commercial Services—2.5%
Avis Budget Group, Inc. (a)	11,900	272
Rollins, Inc.	10,400	278

		550

Computer Services—0.5%
Electronic Data Systems Corp.	5,500	120

Consumer Discretionary—8.7%
Coach, Inc. (a)	2,200	104
Dollar Tree Stores, Inc. (a)	6,800	276
GameStop Corp., Class A (a)	4,100	231
Harley-Davidson, Inc.	6,800	314
Nike, Inc., Class B	5,100	299
RadioShack Corp.	6,900	143
TJX Cos., Inc.	7,000	203
Whirlpool Corp.	3,500	312

		1,882

Consumer Services—1.4%
Ball Corp.	3,000	161
Service Corp. International	10,200	132

		293

Consumer Staples—1.8%
Sara Lee Corp.	22,800	381

Drugs & Medical Products—1.7%
Forest Laboratories, Inc. (a)	7,700	287
King Pharmaceuticals, Inc. (a)	7,200	85

		372

Electronics—3.1%
Avnet, Inc. (a)	8,900	355
Thomas & Betts Corp. (a)	5,400	316

		671

Energy—8.4%
Continental Resources, Inc. (a)	20,700	376
Dresser-Rand Group, Inc. (a)	7,600	325
El Paso Corp.	20,500	348
Grant Prideco, Inc. (a)	4,300	234
National-Oilwell Varco, Inc. (a)	2,100	303
Peabody Energy Corp.	4,600	220

		1,806

Environmental Services—1.5%
Waste Management, Inc.	8,300	313

Financial Services—4.7%
IntercontinentalExchange, Inc. (a)	700	106
Jones Lang LaSalle, Inc.	2,900	298
ProLogis, REIT	3,700	246
Public Storage, REIT	1,600	126
WR Berkley Corp.	7,975	236

		1,012

Healthcare—6.7%
Amylin Pharmaceuticals, Inc. (a)	2,000	100
DaVita, Inc. (a)	5,900	373
Health Net, Inc. (a)	2,600	140
Hologic, Inc. (a)	2,700	165
Humana, Inc. (a)	2,300	161
Intuitive Surgical, Inc. (a)	1,200	276
WellCare Health Plans, Inc. (a)	1,300	137
Zimmer Holdings, Inc. (a)	1,200	97

		1,449

Hotels/Gaming—1.4%
Wynn Resorts Ltd.	1,900	299

Industrial—6.5%
AGCO Corp. (a)	4,800	244
Dover Corp.	6,700	341
L-3 Communications Holdings, Inc.	3,800	388
Parker Hannifin Corp.	1,400	157
Teleflex, Inc.	3,600	280

		1,410

Materials & Processing—4.2%
AK Steel Holding Corp. (a)	5,400	237
Allegheny Technologies, Inc.	2,100	231
Precision Castparts Corp.	1,700	252
Sherwin-Williams Co.	2,800	184

		904

Multi-Media—0.7%
Liberty Media Corp. (a)	1,200	150

Oil & Gas—5.0%
Diamond Offshore Drilling, Inc.	3,000	340
ENSCO International, Inc.	6,400	359
Patterson-UTI Energy, Inc.	9,300	210
Pride International, Inc. (a)	4,600	168

		1,077

Schedule of Investments

NACM Mid-Cap Growth Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Restaurants—3.2%
Brinker International, Inc.	3,900	$107
CBRL Group, Inc.	5,900	241
Wendy’s International, Inc.	9,600	335

		683

Retail—2.2%
Autozone, Inc. (a)	2,500	291
Nordstrom, Inc.	4,100	192

		483

Semi-conductors—7.1%
Analog Devices, Inc.	4,500	164
Broadcom Corp., Class A (a)	6,400	233
Integrated Device Technology, Inc. (a)	9,400	145
Intersil Corp.	4,600	154
Lam Research Corp. (a)	6,100	325
MEMC Electronic Materials, Inc. (a)	4,500	265
NVIDIA Corp. (a)	6,900	250

		1,536

Technology—14.8%
Akamai Technologies, Inc. (a)	3,300	95
Autodesk, Inc. (a)	5,500	275
BEA Systems, Inc. (a)	8,700	121
Belden, Inc.	2,700	127
Compuware Corp. (a)	16,000	128
Dolby Laboratories, Inc., Class A (a)	6,600	230
Dun & Bradstreet Corp.	3,600	355
Electronic Arts, Inc. (a)	1,900	106
Expedia, Inc. (a)	5,200	166
Hubbell, Inc., Class B	4,000	228
Juniper Networks, Inc. (a)	6,300	231
MasterCard, Inc., Class A	700	103
Mettler Toledo International, Inc. (a)	3,000	306
Network Appliance, Inc. (a)	7,600	204
PerkinElmer, Inc.	6,500	190
SanDisk Corp. (a)	1,900	105
VeriSign, Inc. (a)	6,900	233

		3,203

Telecommunications—0.5%
ADC Telecommunications, Inc. (a)	5,900	116

Transportation—1.8%
AMR Corp. (a)	6,600	147
Expeditors International Washington, Inc.	5,100	241

		388

Wholesale—1.4%
Genuine Parts Co.	5,900	295

Total Common Stock (cost—$19,481)		21,411

	Principal Amount (000s)
Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $192; collateralized by Freddie Mac, 5.55% due 6/13/09, valued at $199 including accrued interest (cost—$192)	$192	192

Total Investments (cost—$19,673)—100.1%		21,603

Liabilities in excess of other assets—(0.1)%		(12)

Net Assets—100.0%		$21,591

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

NACM Pacific Rim Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.1%
Australia—14.3%
AMP Bank Ltd.	490,754	$4,579
Australia & New Zealand Banking Group Ltd.	137,611	3,617
BHP Billiton Ltd.	250,354	9,776
Commonwealth Bank of Australia	110,155	5,493
CSL Ltd.	84,445	8,012
Foster’s Group Ltd.	433,558	2,507
Incitec Pivot Ltd.	152,366	11,516
National Australia Bank Ltd. (b)	141,829	4,982
Rio Tinto Ltd. (b)	96,500	9,222
Westpac Capital Corp. (b)	341,436	8,603

		68,307

China—4.7%
Aluminum Corp. of China Ltd.	1,362,000	3,837
Angang Steel Co., Ltd.	664,000	2,539
China Communications Construction Co., Ltd.	1,030,000	2,444
China Infrastructure Machinery Holdings Ltd.	1,118,000	2,573
China Shenhua Energy Co., Ltd., Class H	928,900	5,575
Industrial & Commercial Bank of China	3,696,000	2,577
Nine Dragons Paper Holdings Ltd.	827,100	2,578

		22,123

Hong Kong—7.9%
CLP Holdings Ltd.	506,000	3,486
Hong Kong & China Gas Co.	1,497,000	3,491
Kerry Properties Ltd.	596,500	4,594
Melco International Development	1,911,000	3,578
Shangri-La Asia Ltd.	1,745,722	5,870
Sino Land Co.	1,404,000	3,482
Sun Hung Kai Properties Ltd.	559,000	9,404
Tencent Holdings Ltd.	586,000	3,770

		37,675

India—2.8%
Reliance Communications Ltd.	416,169	6,124
Sterlite Industries India Ltd.	391,762	7,345

		13,469

Japan—57.0%
Asics Corp.	356,000	5,478
Astellas Pharma, Inc.	133,000	6,356
Canon, Inc.	42,100	2,285
Chugai Pharmaceutical Co., Ltd.	537,700	8,857
Daiichi Sankyo Co., Ltd.	302,700	9,075
Denso Corp.	118,900	4,460
East Japan Railway Co.	876	6,906
Haseko Corp. (a)	925,500	2,205
Hitachi Construction Machinery Co., Ltd.	125,900	5,001
Ibiden Co., Ltd.	116,300	9,739
Japan Steel Works Ltd. (b)	518,000	8,553
Japan Tobacco, Inc.	2,542	13,941
Kawasaki Heavy Industries Ltd. (b)	1,059,000	4,124
KDDI Corp.	963	7,136
Kirin Brewery Co., Ltd.	245,000	3,229
Komatsu Ltd.	78,500	2,617
Kyushu Electric Power Co., Inc.	82,000	2,166
Marubeni Corp.	879,000	8,022
Message Co., Ltd.	1,827	3,125
Mitsubishi Corp.	260,000	8,189
Mitsubishi Electric Corp.	398,000	4,965
Mitsubishi Heavy Industries Ltd. (b)	343,000	2,230
Mitsubishi Rayon Co., Ltd.	322,000	2,271
Mitsubishi Tokyo Financial Group, Inc.	878,000	7,950
Mitsui & Co., Ltd.	316,000	7,642
Mitsui Engineering & Shipbuilding Co., Ltd.	432,000	2,433
Mitsui Fudosan Co., Ltd.	97,000	2,678
Mizuho Financial Group, Inc.	688	3,886
Nikon Corp. (b)	125,000	4,272
Nintendo Co., Ltd.	27,200	14,043
Nippon Telegraph & Telephone Corp.	1,035	4,809
Nitori Co., Ltd.	42,800	2,021
Nomura Holdings, Inc.	152,500	2,537
Nomura Research Institute Ltd.	116,600	3,956
Secom Co., Ltd.	64,500	3,093
Sumitomo Corp.	284,500	5,464
Sumitomo Metal Industries Ltd.	1,091,000	6,325
Sumitomo Mitsui Financial Group, Inc. (b)	719	5,578
Suzuki Motor Corp.	150,900	4,447
Takeda Pharmaceutical Co., Ltd.	140,400	9,846
THK Co., Ltd.	124,700	2,621
Toho Titanium Co., Ltd. (b)	110,300	4,032
Tokuyama Corp. (b)	383,000	5,779
Tokyu Land Corp.	370,000	3,693
Tokyu Livable, Inc. (b)	131,400	2,248
Toshiba Corp. (b)	273,000	2,537
Towa Pharmaceutical Co., Ltd. (b)	116,600	5,041
Toyo Tanso Co., Ltd. (b)	48,100	4,825
Toyota Boshoku Corp.	179,900	6,047
Toyota Motor Corp.	221,400	12,952

		271,685

Malaysia—1.4%
Burniputra Commerce Holdings Bhd	708,200	2,220

Schedule of Investments

NACM Pacific Rim Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
IOI Corp. Bhd	1,493,200	$2,649
UEM World Bhd	1,571,300	1,875

		6,744

Singapore—2.7%
DBS Group Holdings Ltd.	343,000	4,970
Jiutian Chemical Group Ltd. (a)(b)	6,620,000	2,897
UOL Group Ltd.	1,009,000	3,520
Yanlord Land Group Ltd. (b)	653,000	1,624

		13,011

South Korea—1.3%
Hyunjin Materials Co., Ltd.	55,897	2,752
STX Pan Ocean Co., Ltd. (a)	1,546,000	3,476

		6,228

Taiwan—3.0%
Ardentec Corp.	3,569,259	3,207
ASE Test Ltd. (a)	152,900	2,197
AU Optronics Corp. ADR (b)	154,141	2,608
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR (b)	235,300	2,381
Vanguard International Semiconductor Corp.	4,000,000	3,590

		13,983

Total Common Stock (cost—$374,424)		453,225

SHORT-TERM INVESTMENTS—27.8%
Collateral Invested for Securities on Loan (c)—23.8%
Allianz Dresdner Daily Asset Fund (d)	113,460,319	113,460

	Principal Amount (000s)
Repurchase Agreement—4.0%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $19,067; collateralized by Freddie Mac, 5.55%, due 6/13/09, valued at $19,443 including accrued interest (cost—$19,060)	$ 19,060	19,060

Total Short Term Investments (cost—$132,520)		132,520

Total Investments (cost—$506,944) (e)—122.9%		585,745

Liabilities in excess of other assets—(22.9)%		(109,007)

Net Assets—100.0%		$476,738

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $108,043; cash collateral of $113,416 was received with which the Fund purchased short-term investments.

(c)	Security purchased with the cash proceeds from the securities on loan.

(d)	Affiliated fund.

(e)	Securities with an aggregate value of $408,917, representing 85.77% of net assets, have been fair-valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ All-Cap Value Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—94.1%
Consumer Discretionary—10.7%
Asbury Automotive Group, Inc. (c)	46,000	$911
Carnival Corp., UNIT (c)	23,200	1,124
Gannett Co., Inc.	21,000	918
Harley-Davidson, Inc. (c)	18,700	864
Leggett & Platt, Inc.	49,500	948

		4,765

Consumer Staples—2.6%
Kimberly-Clark Corp.	16,100	1,131

Energy—13.2%
Anadarko Petroleum Corp.	20,800	1,118
Chevron Corp.	13,100	1,226
Cimarex Energy Co.	26,700	994
ConocoPhillips	14,400	1,264
Energy Coal Resources, Inc. (a)(b)(f)	26,000	300
Tesoro Corp. (c)	20,900	962

		5,864

Financial Services—25.5%
Allstate Corp.	18,900	1,081
Bank of America Corp.	22,600	1,136
Citigroup, Inc.	21,300	994
Comerica, Inc.	19,300	990
Key Corp.	30,100	973
Lincoln National Corp.	16,300	1,075
Nationwide Financial Services	18,200	980
Regions Financial Corp.	33,400	985
Reinsurance Group of America, Inc. (c)	19,000	1,077
RenaissanceRe Holdings Ltd.	17,000	1,112
Washington Mutual, Inc.	26,400	932

		11,335

Healthcare—8.8%
Biovail Corp. (c)	52,800	917
GlaxoSmithKline PLC ADR	20,800	1,106
Omnicare, Inc.	25,500	845
Pfizer, Inc.	43,100	1,053

		3,921

Industrial—14.0%
3M Co.	12,300	1,151
General Electric Co.	27,700	1,147
Masco Corp. (c)	39,400	913
RR Donnelley & Sons Co.	25,000	914
Skywest, Inc.	45,700	1,150
Werner Enterprises, Inc. (c)	54,800	940

		6,215

Information Technology—2.6%
Seagate Technology, Inc.	45,700	1,169

Materials & Processing—7.1%
Alcoa, Inc.	27,100	1,060
Dow Chemical Co.	23,400	1,008
Freeport-McMoRan Copper & Gold, Inc.	10,400	1,091

		3,159

Telecommunications—5.0%
Verizon Communications, Inc.	26,500	1,174
Windstream Corp.	74,100	1,046

		2,220

Utilities—4.6%
Atmos Energy Corp.	35,900	1,017
UGI Corp.	39,300	1,021

		2,038

Total Common Stock (cost—$42,754)		41,817

SHORT-TERM INVESTMENTS—17.0%
Collateral Invested for Securities on Loan (d)—11.5%
Allianz Dresdner Daily Asset Fund,
5.358% due 10/1/07 (e)	5,094,395	5,094

	Principal Amount (000s)
Repurchase Agreement—5.5%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $2,427; collateralized by Fannie Mae 5.75%, due 2/15/08, valued at $2,480 including accrued interest (cost—$2,426)	$2,426	2,426

Total Short-Term Investments (cost—$7,520)		7,520

Total Investments (cost—$50,274)—111.1%		49,337

Liabilities in excess of other assets—(11.1)%		(4,911)

Net Assets—100.0%		$44,426

Schedule of Investments

NFJ All-Cap Value Fund

September 30, 2007 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these

(b)	Non-income producing.

(c)	All or portion of securities on loan with an aggregate market value of $4,920; cash collateral of $5,092 was received with which the Fund purchased short-term investments.

(d)	Securities purchased with cash proceeds from securities on loan.

(e)	Affiliated fund.

(f)	Fair-valued security - security with an aggregate value of $300, representing 0.67% of net assets have been fair-valued.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

NFJ Dividend Value Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.9%
Consumer Discretionary—10.2%
Black & Decker Corp. (a)	1,896,300	$157,962
CBS Corp. (a)	4,500,000	141,750
Gannett Co., Inc.	4,400,000	192,280
Mattel, Inc. (a)	6,000,000	140,760
Stanley Works (a)	2,800,000	157,164
V.F. Corp. (a)	1,498,800	121,028

		910,944

Consumer Staples—12.6%
Altria Group, Inc.	3,000,000	208,590
Anheuser-Busch Cos., Inc.	3,500,000	174,965
Coca-Cola Co.	3,000,000	172,410
Kimberly-Clark Corp. (a)	2,400,000	168,624
Kraft Foods, Inc., Class A (a)	6,300,000	217,413
Reynolds American, Inc. (a)	2,900,000	184,411

		1,126,413

Energy—19.7%
Anadarko Petroleum Corp.	4,000,000	215,000
Chevron Corp.	2,423,400	226,782
ConocoPhillips	2,500,000	219,425
GlobalSantaFe Corp.	3,000,000	228,060
Marathon Oil Corp.	4,300,000	245,186
Occidental Petroleum Corp.	3,400,000	217,872
Petroleo Brasileiro S.A. ADR (a)	3,629,000	273,989
Royal Dutch Shell PLC ADR	1,523,000	125,160

		1,751,474

Financial Services—22.4%
Allstate Corp.	3,500,000	200,165
Bank of America Corp.	4,000,000	201,080
Duke Realty Corp., REIT (a)	500,000	16,905
Freddie Mac	2,300,000	135,723
JPMorgan Chase & Co.	3,000,000	137,460
Key Corp.	4,000,000	129,320
Lincoln National Corp.	2,800,000	184,716
Merrill Lynch & Co., Inc.	2,500,000	178,200
Regions Financial Corp. (a)	8,500,000	250,580
Travelers Cos., Inc.	3,500,000	176,190
Wachovia Corp.	3,800,000	190,570
Washington Mutual, Inc. (a)	5,500,000	194,205

		1,995,114

Healthcare—10.9%
GlaxoSmithKline PLC ADR (a)	7,500,000	399,000
Merck & Co., Inc.	3,500,000	180,915
Pfizer, Inc.	16,000,000	390,880

		970,795

Industrial—3.7%
Norfolk Southern Corp.	3,800,000	197,258
RR Donnelley & Sons Co.	3,700,000	135,272

		332,530

Information Technology—3.5%
International Business Machines Corp.	373,400	43,987
Seagate Technology, Inc. (a)	10,500,000	268,590

		312,577

Materials—5.2%
Alcoa, Inc.	3,501,300	136,971
Dow Chemical Co.	7,500,000	322,950

		459,921

Telecommunications—6.0%
AT&T, Inc.	4,000,000	169,240
Verizon Communications, Inc.	3,800,000	168,264
Windstream Corp. (a)	14,000,000	197,680

		535,184

Utilities—3.7%
Ameren Corp. (a)	2,449,800	128,614
Sempra Energy (a)	3,500,000	203,420

		332,034

Total Common Stock (cost—$8,151,898)		8,726,986

SHORT-TERM INVESTMENTS—10.7%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—9.0%
Anglo Irish Bank,
5.795% due 2/5/08, FRN (b)	$45,000	44,928
Aspen Funding Corp.,
5.08% due 10/31/07	24,600	24,486
Axon Group PLC, FRN (b)(d)(e)
5.131% due 2/25/08	25,000	24,882
5.30% due 5/6/08	40,000	39,750
5.31% due 6/6/08	20,000	19,862
5.32% due 6/18/08	10,000	9,775
5.322% due 6/18/08	10,000	9,775
5.331% due 7/25/08	10,000	9,775
5.82% due 6/9/08	25,000	24,500
Bank of America N.A.,
5.30% due 11/8/07, FRN	40,000	39,989
BNP Paribas,
5.187% due 10/1/07	10,000	10,000
Canadian Imperial Bank,
5.822% due 3/17/08, FRN	30,000	30,003
Cheyne Capital LLC,
5.31% due 6/5/08, FRN (b)(d)(e)	5,000	4,944
CIT Group, Inc.,
5.339% due 5/9/08, FRN	12,000	11,994

Schedule of Investments

NFJ Dividend Value Fund

September 30, 2007 (unaudited)

	Principal Amount (000s)	Value* (000s)
Deutsche Bank AG,
5.125% due 10/1/07	$25,000	$25,000
Dexia Credit Local New York Agency,
5.28% due 10/1/07	50,000	50,000
Dorada Finance, Inc., FRN (b)(d)(e)
5.105% due 4/25/08	7,000	6,995
5.111% due 4/25/08	5,000	4,996
5.784% due 7/7/08	15,000	14,995
General Electric Capital Corp.,
5.46% due 5/19/08, FRN	3,000	2,997
Goldman Sachs Group L.P., Series 2,
5.823% due 10/15/08, FRN (b)	8,000	7,977
HSH Nordbank AG,
5.159% due 4/21/08, FRN (b)	10,000	9,961
K2, Inc., FRN (b)(d)(e)
5.30% due 4/9/08	25,000	24,962
5.306% due 5/23/08	5,000	4,995
5.486% due 2/26/08	2,000	1,990
Links Finance LLC, FRN (b)(d)(e)
5.694% due 4/1/08	5,000	4,996
5.70% due 4/1/08	9,000	8,992
Morgan Stanley,
5.08% due 3/3/08, FRN	2,000	1,991
5.32% due 12/28/07	27,000	27,000
Natixis S.A.,
5.20% due 10/1/07	42,558	42,558
Newport Capital Funding,
5.124% due 10/22/07	100,000	99,660
Northern Rock PLC,
5.78% due 8/3/08, FRN (b)(d)	2,000	1,995
Sigma Finance, Inc., FRN (b)(d)(e)
5.215% due 12/6/07	20,000	19,979
5.305% due 12/6/07	30,000	29,968
5.305% due 5/16/08	30,000	29,692
Thames Asset Funding Ltd.,
5.261% due 10/4/07 (b)	75,000	74,933

		801,295

Repurchase Agreement—1.7%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $150,968; collateralized by Fannie Mae, 5.10%-6.03%, due 9/10/09- 8/15/16, valued at $148,727 including accrued interest and Federal Home Loan Bank, 3.75%, due 8/18/09, valued at $5,206 including accrued interest (cost—$150,913)	150,913	150,913

Total Short-Term Investments (cost—$954,331)		952,208

Total Investments (cost—$9,106,229)—108.6%		9,679,194

Liabilities in excess of other assets—(8.6)%		(768,686)

Net Assets—100.0%		$8,910,508

Notes to Schedule of Investments

(amounts in thousands):

(a)	All or portion of securities on loan with an aggregate market value of $778,609; cash collateral of $800,760 was received with which the Fund purchased short-term investments.

(b)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Securities purchased with cash proceeds from securities on loan.

(d)	Illiquid Security.

(e)	Security issued by a structured investment vehicle.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

REIT—Real Estate Investment Trust

Schedule of Investments

NFJ International Value Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.7%
Belgium—1.9%
Etablissements Delhaize Feres ET CIE ADR	177,000	$17,003

Bermuda—4.9%
Frontline Ltd. (b)	350,000	16,898
Ingersoll-Rand Co., Ltd., Class A	158,000	8,606
RenaissanceRe Holdings Ltd.	266,000	17,399

		42,903

Brazil—10.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	480,000	23,712
Cia Paranaense de Energia ADR (b)	681,000	10,862
Companhia Vale do Rio Doce ADR (b)	600,000	20,358
Petroleo Brasileiro S.A. ADR (b)	338,000	25,519
Votorantim Celulose e Papel S.A. ADR (b)	380,000	10,876

		91,327

Canada—12.3%
Agrium, Inc.	160,000	8,701
Canadian Pacific Railway Ltd. (b)	250,000	17,572
Fording Canadian Coal Trust, UNIT (b)	446,400	17,311
Magna International, Inc., Class A (b)	177,000	17,047
Methanex Corp. (b)	206,000	5,233
Petro-Canada	449,800	25,814
TransCanada Corp. (b)	470,000	17,207

		108,885

Cayman Islands—0.9%
Seagate Technology, Inc.	321,000	8,211

China—2.1%
Sinopec Shanghai Petrochemical Co., Ltd. ADR (b)	230,000	18,664

Colombia—2.0%
BanColombia S.A. ADR (cost—$15,546)	516,000	17,879

Finland—1.5%
Metso Oyj ADR (b)	91,200	6,268
Stora Enso Oyj ADR	384,600	7,438

		13,706

France—2.9%
AXA S.A. ADR (b)	576,000	25,695

Germany—5.9%
BASF AG ADR	65,000	8,939
Deutsche Bank AG (b)	201,000	25,806
Siemens AG ADR (b)	126,000	17,294

		52,039

Ireland—3.0%
Allied Irish Banks PLC ADR	544,000	26,368

Japan—4.0%
Canon, Inc. ADR	324,000	17,590
Nissan Motor Co., Ltd. ADR (b)	866,000	17,329

		34,919

Luxembourg—1.5%
Ternium S.A. ADR (b)	417,700	13,116

Marshall Islands—1.0%
Teekay Shipping Corp. (b)	144,000	8,469

Mexico—5.8%
Cemex S.A. de C.V. ADR (a)	591,000	17,682
Coca-Cola Femsa, S.A. de C.V. ADR (b)	380,000	16,306
Telefonos de Mexico S.A. de C.V. ADR (b)	525,000	17,257

		51,245

Netherlands—3.9%
ING Groep NV ADR (b)	778,000	34,473

Norway—3.0%
Norsk Hydro ASA ADR	610,000	26,444

Peru—1.0%
Compania de Minas Buenaventura s.A.u. ADR (b)	176,000	8,409

South Africa—1.9%
Sasol Ltd. ADR	394,000	16,938

South Korea (Republic of)—8.8%
Korea Electric Power Corp. ADR (b)	1,484,000	34,354
KT Corp. ADR	1,032,000	25,852
SK Telecom Co., Ltd. ADR (b)	581,000	17,256

		77,462

Sweden—1.9%
Volvo AB ADR (b)	984,000	17,072

Taiwan—3.8%
AU Optronics Corp. ADR (b)	500,913	8,475
Siliconware Precision Industries Co. ADR (b)	2,090,011	25,289

		33,764

United Kingdom—11.4%
British American Tobacco PLC ADR (b)	238,000	17,131
Carnival PLC ADR	76,900	3,654
Diageo PLC ADR	97,000	8,510
GlaxoSmithKline PLC ADR	321,000	17,077
HSBC Holdings PLC ADR (b)	276,000	25,558

Schedule of Investments

NFJ International Value Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Unilever PLC ADR	530,000	$16,785
United Utilities PLC ADR (b)	420,000	11,974

		100,689

Total Common Stock (cost—$754,348)		845,680

SHORT-TERM INVESTMENTS—38.0%
Collateral Invested for Securities on Loan (c)—21.9%
Allianz Dresdner Daily Asset Fund (d)	193,476,791	193,477

	Principal Amount (000s)
Repurchase Agreement—16.1%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $141,740; collateralized by Fannie Mae, 6.03% due 8/15/16, valued at $144,526 including accrued interest (cost—$141,688)	$141,688	141,688

Total Short Term Investments (cost—$335,165)		335,165

Total Investments (cost—$1,089,513)—133.7%		1,180,845

Liabilities in excess of other assets—(33.7)%		(297,484)

Net Assets—100.0%		$883,361

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $187,661; cash collateral of $193,398, was received with which the Fund purchased short-term investments.

(c)	Securities purchased with cash proceeds from securities on loan.

(d)	Affiliated fund.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

NFJ Large-Cap Value Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—89.4%
Consumer Discretionary—11.3%
Carnival Corp., UNIT (a)	160,600	$7,778
CBS Corp. (a)	559,100	17,612
Fortune Brands, Inc.	108,700	8,858
Gannett Co., Inc. (a)	352,200	15,391
General Motors Corp. (a)	489,000	17,946
Harley-Davidson, Inc. (a)	114,600	5,296
Home Depot, Inc. (a)	247,800	8,038
Macy’s, Inc.	221,400	7,156
McDonald’s Corp.	167,300	9,113
Paccar, Inc. (a)	99,900	8,516

		105,704

Consumer Staples—6.6%
Altria Group, Inc.	256,400	17,828
Anheuser-Busch Cos., Inc.	175,900	8,793
Archer-Daniels-Midland Co.	527,000	17,433
Kimberly-Clark Corp.	252,900	17,769

		61,823

Energy—14.1%
Apache Corp.	300,400	27,054
ConocoPhillips	299,000	26,243
GlobalSantaFe Corp.	230,000	17,485
Halliburton Co.	226,300	8,690
Marathon Oil Corp.	461,700	26,326
Valero Energy Corp.	392,600	26,375

		132,173

Financial Services—24.2%
Allstate Corp.	601,700	34,411
Bank of America Corp.	469,800	23,617
Citigroup, Inc.	506,800	23,652
Freddie Mac	176,500	10,415
MetLife, Inc.	366,400	25,549
Morgan Stanley	261,500	16,475
ProLogis, REIT	129,400	8,586
Regions Financial Corp.	532,000	15,683
Travelers Cos., Inc.	472,800	23,801
Wachovia Corp.	468,000	23,470
Washington Mutual, Inc.	582,600	20,572

		226,231

Healthcare—7.5%
Cigna Corp.	327,300	17,442
Johnson & Johnson	270,400	17,765
Merck & Co., Inc.	336,200	17,378
Pfizer, Inc.	707,100	17,275

		69,860

Industrial—6.7%
3M Co.	94,400	8,834
Burlington Northern Santa Fe Corp.	110,300	8,953
Deere & Co.	60,100	8,920
General Electric Co.	213,800	8,852
Masco Corp. (a)	382,700	8,867
Northrop Grumman Corp.	230,900	18,010

		62,436

Information Technology—0.9%
Hewlett-Packard Co.	180,300	8,977

Materials & Processing—8.7%
Alcoa, Inc.	461,000	18,034
Dow Chemical Co.	592,500	25,513
Freeport-McMoRan Copper & Gold, Inc.	190,814	20,015
Nucor Corp.	155,000	9,218
PPG Industries, Inc. (a)	112,500	8,499

		81,279

Telecommunications—5.7%
AT&T, Inc.	626,700	26,516
Verizon Communications, Inc.	598,700	26,510

		53,026

Utilities—3.7%
Edison International (a)	158,700	8,800
TXU Corp.	380,700	26,066

		34,866

Total Common Stock (cost—$789,720)		836,375

SHORT-TERM INVESTMENTS—17.7%
Collateral Invested for Securities on Loan (b)—7.3%
Allianz Dresdner Daily Asset Fund (c)	68,417,325	68,417

	Principal Amount (000s)
Repurchase Agreement—10.4%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $97,170; collateralized by Fannie Mae, 5.375% due 8/15/09, valued at $99,079 including accrued interest (cost—$97,134)	$97,134	97,134

Total Short-Term Investments (cost—$165,551)		165,551

Total Investments (cost—$955,271)—107.1%		1,001,926

Liabilities in excess of other assets—(7.1)%		(66,702)

Net Assets—100.0%		$935,224

Schedule of Investments

NFJ Large-Cap Value Fund

September 30, 2007 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	All or portion of securities on loan with an aggregate market value of $66,491; cash collateral of $68,417 was received with which the Fund purchased short-term investments.

(b)	Securities purchased with cash proceeds from securities on loan.

(c)	Affiliated fund.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

NFJ Mid-Cap Value Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.2%
Consumer Discretionary—13.6%
Black & Decker Corp.	4,500	$375
Gannett Co., Inc.	7,600	332
Harley-Davidson, Inc.	6,500	300
Leggett & Platt, Inc.	18,400	353
Limited Brands, Inc.	13,900	318
Mattel, Inc.	15,600	366

		2,044

Consumer Staples—7.3%
HJ Heinz Co.	8,000	370
Pepsi Bottling Group, Inc.	10,400	386
Supervalu, Inc.	9,000	351

		1,107

Energy—12.9%
Anadarko Petroleum Corp.	7,500	403
Chesapeake Energy Corp.	10,700	378
Cimarex Energy Co.	10,100	376
Hess Corp.	6,300	419
Tesoro Corp.	8,000	368

		1,944

Financial Services—25.0%
Associated Banc-Corp.	12,900	382
Comerica, Inc.	6,700	344
Hospitality Properties Trust, REIT	9,500	386
Key Corp.	11,000	356
Lincoln National Corp.	6,200	409
Mercury General Corp.	6,700	361
Nationwide Financial Services	6,800	366
Protective Life Corp.	8,800	373
Reinsurance Group of America, Inc.	6,700	380
RenaissanceRe Holdings Ltd.	6,300	412

		3,769

Healthcare—2.6%
Biovail Corp.	21,600	376
Omnicare, Inc.	700	23

		399

Industrial—17.3%
Avery Dennison Corp.	6,100	348
Ingersoll-Rand Co., Ltd., Class A	7,300	398
L-3 Communications Holdings, Inc.	3,800	388
Masco Corp.	14,300	331
Parker Hannifin Corp.	3,900	436
RR Donnelley & Sons Co.	10,100	369
Ryder System, Inc.	6,700	328

		2,598

Information Technology—4.9%
Seagate Technology, Inc.	15,300	391
Jabil Circuit, Inc.	15,200	347

		738

Materials—5.2%
Lubrizol Corp.	6,200	404
PPG Industries, Inc.	5,100	385

		789

Telecommunications—2.5%
Windstream Corp.	26,900	380

Utilities—4.9%
Atmos Energy Corp.	13,300	377
SCANA Corp.	9,500	368

		745

Total Common Stock (cost—$14,884)		14,513

	Principal Amount (000s)
Repurchase Agreement—3.7%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $555; collateralized by Fannie Mae, 5.375%, due 8/15/09, valued at $568 including accrued interest (cost—$555)	$555	555

Total Investments (cost—$15,439)—99.9%		15,068

Other assets less liabilities—0.1%		15

Net Assets—100.0%		$15,083

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—94.4%
Consumer Discretionary—6.5%
ArvinMeritor, Inc. (a)	2,243,000	$37,727
Belo Corp.	1,868,900	32,444
Brown Shoe Co., Inc.	666,750	12,935
Cato Corp., Class A (a)	1,445,500	29,546
CKE Restaurants, Inc. (a)	650,000	10,537
Dover Downs Gaming & Entertainment, Inc.	430,600	4,474
Ethan Allen Interiors, Inc. (a)	1,371,200	44,825
Kellwood Co. (a)	788,700	13,447
Lancaster Colony Corp.	710,000	27,101
Sonic Automotive, Inc. (a)	1,708,400	40,899
Thor Industries, Inc. (a)	1,082,400	48,697

		302,632

Consumer Staples—7.6%
Corn Products International, Inc.	1,288,000	59,080
JM Smucker Co.	926,500	49,494
Loews Corp. - Carolina Group	733,000	60,275
PepsiAmericas, Inc.	1,455,200	47,207
Pilgrim’s Pride Corp. (a)	1,348,900	46,847
Ruddick Corp.	1,265,700	42,452
Universal Corp. (a)	941,500	46,086

		351,441

Energy—11.8%
Berry Petroleum Co., Class A (a)	1,533,400	60,707
Buckeye Partners L.P., UNIT (a)	915,000	44,780
Cabot Oil & Gas Corp. (a)	1,500,000	52,740
Cimarex Energy Co.	1,231,900	45,888
Frontier Oil Corp.	1,120,300	46,649
Holly Corp.	811,100	48,528
Lufkin Industries, Inc.	530,600	29,194
Magellan Midstream Partners L.P., UNIT (a)	1,234,000	49,397
NuStar Energy L.P., UNIT (a)	395,000	23,471
St. Mary Land & Exploration Co.	1,492,000	53,220
Suburban Propane Partners L.P., UNIT (a)	379,100	16,832
TC Pipelines L.P., UNIT (a)	242,300	8,645
Tidewater, Inc. (a)	616,000	38,710
Tsakos Energy Navigation Ltd. (a)	132,400	9,322
Western Refining, Inc. (a)	555,000	22,522

		550,605

Financial Services—17.8%
Advance America, Cash Advance Centers, Inc. (a)	2,210,900	23,590
American Equity Investment Life Holding Co. (a)	1,463,300	15,584
American Financial Group, Inc. (a)	1,528,000	43,579
Asta Funding, Inc. (a)	126,200	4,836
BancorpSouth, Inc.	1,155,000	28,067
Bank of Hawaii Corp.	893,100	47,200
CBL & Associates Properties, Inc., REIT	1,305,000	45,740
Cullen/Frost Bankers, Inc.	908,300	45,524
Delphi Financial Group, Inc., Class A (a)	1,094,500	44,240
Equity One, Inc., REIT (a)	1,700,800	46,262
First Industrial Realty Trust, Inc., REIT (a)	1,167,000	45,361
FirstMerit Corp. (a)	414,900	8,198
Fulton Financial Corp. (a)	431,500	6,205
Healthcare Realty Trust, Inc., REIT (a)	1,695,000	45,189
Hilb Rogal & Hobbs Co. (a)	1,107,000	47,966
HRPT Properties Trust, REIT (a)	4,375,000	43,269
Infinity Property & Casualty Corp. (a)	329,200	13,240
Kingsway Financial Services, Inc. (a)	677,100	12,479
Midland Co.	90,500	4,974
National Penn Bancshares, Inc. (a)	883,740	14,458
Nationwide Health Properties, Inc., REIT (a)	1,655,000	49,865
Old National Bancorp (a)	809,500	13,413
Potlatch Corp., REIT (a)	1,069,038	48,139
Provident Bankshares Corp. (a)	1,093,000	34,244
RLI Corp. (a)	147,300	8,355
Susquehanna Bancshares, Inc. (a)	950,000	19,095
TierOne Corp.	309,600	8,195
Washington Federal, Inc.	1,685,000	44,248
Whitney Holding Corp.	624,000	16,461

		827,976

Healthcare—3.3%
Hillenbrand Industries, Inc.	690,000	37,964
Invacare Corp. (a)	1,200,000	28,056
Owens & Minor, Inc. (a)	1,170,200	44,573
West Pharmaceutical Services, Inc. (a)	987,100	41,122

		151,715

Industrial—22.7%
Acuity Brands, Inc.	832,000	41,999
Albany International Corp., Class A (a)	1,001,500	37,546
Arkansas Best Corp. (a)	1,136,100	37,105
Barnes Group, Inc. (a)	1,686,500	53,833
Briggs & Stratton Corp. (a)	789,000	19,867
Crane Co.	1,231,000	59,051
Curtiss-Wright Corp. (a)	453,200	21,527
DRS Technologies, Inc. (a)	985,400	54,315
DryShips, Inc. (a)	241,300	21,922
Excel Maritime Carriers Ltd. (a)	374,900	20,919

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Frontline Ltd. (a)	1,120,000	$54,074
Genco Shipping & Trading Ltd. (a)	211,000	13,827
General Maritime Corp. (a)	1,556,200	43,433
Harsco Corp.	937,000	55,536
Kennametal, Inc.	743,900	62,473
Lennox International, Inc.	1,237,000	41,811
Lincoln Electric Holdings, Inc. (a)	811,000	62,942
Mueller Industries, Inc.	1,153,000	41,669
Quintana Maritime Ltd. (a)	591,300	11,276
Regal-Beloit Corp. (a)	975,500	46,717
Schawk, Inc. (a)	576,900	13,021
Simpson Manufacturing Co., Inc. (a)	1,285,200	40,934
Skywest, Inc.	1,881,000	47,345
Teleflex, Inc.	621,200	48,404
Universal Forest Products, Inc. (a)	529,200	15,823
Werner Enterprises, Inc. (a)	2,414,400	41,407
World Fuel Services Corp.	1,090,500	44,503

		1,053,279

Information Technology—2.5%
Landauer, Inc.	278,000	14,167
NAM TAI Electronics, Inc.	372,400	4,685
Park Electrochemical Corp.	662,100	22,233
Technitrol, Inc.	1,065,000	28,702
Tektronix, Inc. (a)	1,597,700	44,320

		114,107

Materials & Processing—12.9%
Agnico-Eagle Mines Ltd. (a)	1,265,000	62,997
Bemis Co., Inc. (a)	1,400,600	40,772
Cleveland-Cliffs, Inc. (a)	776,200	68,282
Commercial Metals Co.	1,754,000	55,514
Iamgold Corp. (a)	6,514,900	56,484
Lubrizol Corp.	905,000	58,879
Methanex Corp. (a)	1,914,500	48,628
Quanex Corp. (a)	1,002,500	47,098
Royal Gold, Inc. (a)	1,376,600	45,084
RPM International, Inc.	2,146,600	51,411
Sensient Technologies Corp. (a)	1,620,000	46,770
Westlake Chemical Corp. (a)	645,100	16,340

		598,259

Telecommunications—0.7%
Iowa Telecommunications Services, Inc. (a)	1,678,000	33,308

Utilities—8.6%
Atmos Energy Corp.	1,495,000	42,338
Cleco Corp. (a)	1,637,000	41,367
Energen Corp.	1,091,000	62,318
National Fuel Gas Co. (a)	1,130,000	52,895
Southwest Gas Corp.	975,000	27,583
UGI Corp.	1,715,000	44,556
Vectren Corp. (a)	1,445,000	39,434
Westar Energy, Inc. (a)	1,805,000	44,331
WGL Holdings, Inc. (a)	1,374,700	46,589

		401,411

Total Common Stock (cost—$3,331,782)		4,384,733

SHORT-TERM INVESTMENTS—32.6%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—26.9%
Anglo Irish Bank,
5.795% due 2/5/08, FRN (b)	$20,000	19,968
Aspen Funding Corp.,
5.08% due 10/31/07	16,000	15,926
Axon Group PLC, FRN (b)(d)(e)
5.30% due 5/6/08	20,000	19,875
5.31% due 6/6/08	50,000	49,655
5.32% due 6/18/08	10,000	9,775
5.82% due 6/9/08	50,000	49,000
Bank of America N.A.,
5.30% due 11/8/07, FRN	64,500	64,482
5.31% due 10/1/07	75,000	75,000
Bear Stearns Cos., Inc.,
5.37% due 10/1/07	50,000	50,000
5.45% due 10/1/07	112,000	112,000
5.853% due 2/15/08	77,000	77,000
Canadian Imperial Bank,
5.822% due 3/17/08, FRN	7,000	7,001
Cheyne Capital LLC (b)(d)(e)
5.31% due 5/13/08	9,750	9,749
5.31% due 6/5/08, FRN	5,000	4,944
CIT Group, Inc., FRN,
5.339% due 5/9/08	1,000	999
5.48% due 5/9/08	3,000	2,998
Citigroup, Inc.,
5.40% due 10/1/07	157,000	157,000
Deutsche Bank AG,
5.125% due 10/1/07	18,404	18,404
Dexia Credit Local New York Agency,
5.28% due 10/1/07	50,000	50,000
Dorada Finance, Inc., FRN (b)(d)(e)
5.111% due 4/25/08	8,000	7,994
5.784% due 7/7/08	10,000	9,997
General Electric Capital Corp.,
5.46% due 5/19/08, FRN	3,000	2,997
Goldman Sachs Group L.P.,
5.311% due 12/28/07, FRN	25,000	24,965
Goldman Sachs Group L.P., Series 2,
5.822% due 10/15/08, FRN (b)	10,000	9,971
Harrier Finance Funding LLC,
5.312% due 2/5/08, FRN (b)(d)(e)	15,000	15,002
HSH Nordbank AG,
5.159% due 4/21/08, FRN (b)	24,000	23,907
K2, Inc., FRN (b)(d)(e)
5.30% due 4/9/08	25,000	24,962
5.306% due 5/23/08	5,000	4,995
5.486% due 2/26/08	2,000	1,990

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2007 (unaudited)

	Principal Amount (000s)	Value* (000s)
Links Finance LLC,
5.70% due 4/1/08, FRN (b)(d)(e)	$10,000	$9,991
Morgan Stanley,
5.08% due 3/3/08, FRN	10,000	9,956
5.32% due 12/28/07	51,000	51,000
Natixis S.A.,
5.20% due 10/1/07	85,552	85,552
Newport Capital Funding,
5.124% due 10/22/07	50,000	49,830
Northern Rock PLC,
5.78% due 8/3/08, FRN (b)(d)	2,000	1,995
Ormond Quay Funding LLC,
5.65% due 11/2/07, (b)	20,000	19,996
5.745% due 12/5/07	5,000	4,999
Sigma Finance, Inc., FRN (b)(d)(e)
5.305% due 12/6/07	35,000	34,963
5.305% due 5/16/08	47,000	46,517
Thames Asset Funding Ltd. (b)
5.261% due 10/4/07	15,000	14,987

		1,250,342

Repurchase Agreement—5.7%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $261,621; collateralized by Federal Home Loan Bank, 4.75%-5.375%, due 3/9/09-4/24/09, valued at $232,641 including accrued interest and Freddie Mac, 5.55%, due 6/13/09, valued at $34,118 including accrued interest (cost—$261,525)	261,525	261,525

Total Short-Term Investments (cost—$1,514,403)		1,511,867

Total Investments (cost—$4,846,187)—127.0%		5,896,600

Liabilities in excess of other assets—(27.0)%		(1,252,643)

Net Assets—100.0%		$4,643,957

Notes to Schedule of Investments

(amounts in thousands):

(a)	All or portion of securities on loan with an aggregate market value of $1,250,342; cash collateral of $1,252,879 was received with which the Fund purchased short-term investments.

(b)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Securities purchased with cash proceeds from securities on loan.

(d)	Illiquid security.

(e)	Security issued by a structured investment vehicle.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

OCC Core Equity Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—121.1%
Aerospace—2.8%
Boeing Co.	1,800	$189

Building—1.1%
Centex Corp.	2,700	72

Capital Goods—4.4%
Textron, Inc.	4,700	292

Consumer Discretionary—7.0%
Best Buy Co., Inc.	4,800	221
Polo Ralph Lauren Corp., Class A	1,000	78
V.F. Corp.	2,100	169

		468

Consumer Services—2.6%
Moody’s Corp.	3,500	176

Consumer Staples—6.5%
Coca-Cola Co.	3,100	178
Colgate-Palmolive Co.	1,200	86
Walgreen Co.	3,600	170

		434

Energy—15.7%
Arch Coal, Inc.	3,400	115
Chevron Corp.	2,200	206
ConocoPhillips	4,100	360
GlobalSantaFe Corp.	2,600	197
Weatherford International Ltd. (a)	2,600	175

		1,053

Financial Services—20.0%
Ambac Financial Group, Inc.	2,500	157
American Express Co.	2,700	160
Bank of America Corp.	3,100	156
Countrywide Financial Corp.	4,000	76
Goldman Sachs Group, Inc.	750	162
Lehman Brothers Holdings, Inc.	2,200	136
Wachovia Corp.	3,700	186
Wells Fargo & Co.	8,700	310

		1,343

Healthcare—18.7%
Abbott Laboratories	5,100	273
Aetna, Inc.	4,800	261
Roche Holdings AG ADR (a)	3,000	270
Teva Pharmaceutical Industries Ltd. ADR	5,200	231
Wyeth	4,800	214

		1,249

Materials & Processing—3.3%
Nucor Corp.	2,500	149
Vulcan Materials Co.	800	71

		220

Semi-conductors—1.2%
Analog Devices, Inc.	2,200	80

Technology—28.5%
Adobe Systems, Inc. (a)	6,300	275
Cisco Systems, Inc. (a)	8,900	295
Corning, Inc.	5,300	131
EMC Corp. (a)	10,300	214
Google, Inc., Class A (a)	400	227
Nokia Corp. ADR	8,000	303
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	11,456	116
Texas Instruments, Inc.	9,500	348

		1,909

Telecommunications—6.6%
AT&T, Inc.	7,000	296
NII Holdings, Inc., Class B (a)	1,800	148

		444

Transportation—2.7%
Union Pacific Corp.	1,600	181

Total Investments (cost—$7,038)—121.1%		8,110

Liabilities in excess of other assets—(21.1)%		(1,412)

Net Assets—100.0%		$6,698

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

OCC Equity Premium Strategy Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—102.3%
Aerospace—8.6%
Boeing Co. (a)	23,000	$2,415
United Technologies Corp. (a)	41,300	3,324

		5,739

Building—1.3%
Centex Corp.	31,400	834

Capital Goods—3.6%
Textron, Inc. (a)	39,000	2,426

Consumer Discretionary—3.1%
Best Buy Co., Inc. (c)	23,700	1,091
Polo Ralph Lauren Corp., Class A	12,800	995

		2,086

Consumer Services—2.2%
Moody’s Corp. (a)	29,500	1,487

Consumer Staples—6.8%
Altria Group, Inc.	19,700	1,370
Coca-Cola Co.	27,200	1,563
Colgate-Palmolive Co.	12,100	863
Walgreen Co.	15,100	713

		4,509

Energy—10.9%
Chevron Corp.	18,700	1,750
ConocoPhillips	37,200	3,265
GlobalSantaFe Corp. (a)	14,500	1,103
Weatherford International Ltd. (b)	17,300	1,162

		7,280

Financial Services—17.5%
American Express Co.	23,600	1,401
Bank of America Corp. (a)	22,900	1,151
CapitalSource, Inc., REIT (c)	53,800	1,089
Countrywide Financial Corp. (c)	30,400	578
JPMorgan Chase & Co. (a)	25,200	1,155
Lehman Brothers Holdings, Inc.	32,900	2,031
MBIA, Inc.	15,700	958
PMI Group, Inc.	20,800	680
Wells Fargo & Co. (a)	73,400	2,615

		11,658

Healthcare—11.9%
Abbott Laboratories	47,300	2,536
Aetna, Inc.	13,200	716
Hologic, Inc. (b)(c)	18,500	1,128
Nektar Therapeutics, Inc. (b)(c)	38,800	343
Novartis AG ADR	12,100	665
Roche Holdings AG	11,800	2,137
Teva Pharmaceutical Industries Ltd. ADR (c)	9,400	418

		7,943

Materials & Processing—3.1%
Freeport-McMoRan Copper & Gold, Inc.	12,000	1,259
Nucor Corp.	13,400	797

		2,056

Semi-conductors—1.4%
Analog Devices, Inc.	26,500	958

Technology—21.2%
Adobe Systems, Inc. (b)	52,900	2,310
Cisco Systems, Inc. (a)(b)	83,000	2,748
Corning, Inc.	30,200	745
Google, Inc., Class A (b)	2,500	1,418
MasterCard, Inc. (c)	7,300	1,080
Nokia Corp. ADR	58,000	2,200
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR (a)(c)	68,994	698
Texas Instruments, Inc.	78,800	2,883

		14,082

Telecommunications—6.9%
AT&T, Inc. (a)	26,800	1,134
NII Holdings, Inc., Class B (b)	15,300	1,257
Sprint Nextel Corp.	115,000	2,185

		4,576

Transportation—3.8%
Continental Airlines, Inc. (b)	36,400	1,202
Union Pacific Corp.	11,500	1,300

		2,502

Total Common Stock (cost—$63,875)		68,136

SHORT-TERM INVESTMENTS—8.5%
Collateral Invested for Securities on Loan (d)—8.3%
Allianz Dresdner Daily Asset Fund (e)	5,009,427	5,009

	Principal Amount (000s)
Bank of America N.A.,
5.30% due 11/8/07, FRN	$500	500

		5,509

Schedule of Investments

OCC Equity Premium Strategy Fund

September 30, 2007 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—0.2%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $125; collateralized by Freddie Mac, 5.55% due 6/13/09, valued at $132 including accrued interest (cost—$125)	$125	$125

Total Short-Term Investments (cost—$5,634)		5,634

Total Investments before options written (cost—$69,509)—110.8%		73,770

OPTIONS WRITTEN (b)—(1.2)%
	Contracts
Call Options—(1.2)%
AMEX Broker Dealer (CBOE), strike price $240, expires 10/20/07	100	(28)
Boeing Co. (CBOE), strike price $105, expires 10/20/07	150	(35)
Cisco Systems, Inc. (CBOE), strike price $33.50, expires 10/19/07	700	(36)
ConocoPhillips (CBOE), strike price $93, expires 11/16/07	180	(21)
GlobalSantaFe Corp. (CBOE), strike price $75, expires 10/20/07	100	(35)
Moody’s Corp. (CBOE), strike price $55, expires 10/20/07	200	(10)
Nokia Corp. ADR (CBOE), strike price $33.50, expires 10/19/07	400	(189)
S&P 500 Index (CBOE),
strike price $1,530, expires 10/20/07	100	(237)
strike price $1,570, expires 11/17/07	50	(93)
Textron, Inc. (CBOE), strike price $70, expires 11/17/07	250	(14)
United Techologies Corp. (CBOE), strike price $80, expires 10/20/07	250	(50)
XOI Index (CBOE), strike price $1,540, expires 11/17/07	30	(43)

Total Options Written (premium received—$481)		(791)

Total Investments net of options written (cost—$69,028) (f)—109.6%		72,979

Other liabilities in excess of other assets—(9.6)%		(6,397)

Net Assets—100.0%		$66,582

Notes to Schedule of Investments

(amounts in thousands):

(a)	All or partial amount segregated as collateral for options written.

(b)	Non-income producing.

(c)	All or portion of securities on loan with an aggregate market value of $5,338; cash collateral of $5,507 was received with which the Fund purchased short-term investments.

(d)	Securities purchased with cash proceeds from securities on loan.

(e)	Affiliated fund.

(f)	Securities with an aggregate value of $2,137, representing 3.21% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

REIT—Real Estate Investment Trust

Schedule of Investments

OCC Growth Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.7%
Aerospace—4.6%
Boeing Co.	28,500	$2,992
Rockwell Collins, Inc.	41,700	3,046
United Technologies Corp.	274,800	22,116

		28,154

Capital Goods—4.0%
Manitowoc Co., Inc.	150,200	6,651
Textron, Inc.	289,000	17,979

		24,630

Chemicals—1.3%
Monsanto Co.	95,500	8,188

Consumer Discretionary—4.3%
Best Buy Co., Inc. (b)	271,400	12,490
Nordstrom, Inc.	303,000	14,208

		26,698

Consumer Services—0.9%
Marriott International, Inc., Class A	120,000	5,216

Consumer Staples—7.7%
Altria Group, Inc.	89,000	6,188
Coca-Cola Co.	215,000	12,356
Colgate-Palmolive Co.	167,200	11,925
Kellogg Co.	121,300	6,793
Wm. Wrigley Jr. Co.	161,000	10,341

		47,603

Energy—7.5%
ConocoPhillips	226,000	19,836
Diamond Offshore Drilling, Inc.	58,800	6,661
EOG Resources, Inc.	120,800	8,738
Nabors Industries Ltd. (a)(b)	368,000	11,323

		46,558

Financial Services—12.2%
BlackRock, Inc. (b)	63,000	10,925
CapitalSource, Inc., REIT (b)	381,000	7,712
IntercontinentalExchange, Inc. (a)	122,000	18,532
Lehman Brothers Holdings, Inc.	293,000	18,087
MGIC Investment Corp. (b)	172,800	5,583
Wells Fargo & Co.	404,000	14,390

		75,229

Healthcare—21.1%
Abbott Laboratories	349,700	18,751
Celgene Corp. (a)(b)	327,000	23,318
Gilead Sciences, Inc. (a)	612,000	25,013
Hologic, Inc. (a)(b)	264,000	16,104
Roche Holdings AG	96,000	17,383
Teva Pharmaceutical Industries Ltd. ADR (b)	371,000	16,498
Wyeth	302,700	13,485

		130,552

Materials & Processing—1.6%
Precision Castparts Corp.	66,700	9,870

Technology—29.5%
Adobe Systems, Inc. (a)(b)	533,100	23,275
Analog Devices, Inc.	315,000	11,390
Apple, Inc. (a)	107,200	16,459
Broadcom Corp., Class A (a)	402,000	14,649
Cisco Systems, Inc. (a)	936,100	30,994
EMC Corp. (a)	679,000	14,123
Google, Inc., Class A (a)	39,600	22,464
MasterCard, Inc. (b)	83,000	12,282
Oracle Corp. (a)	426,400	9,232
QUALCOMM, Inc.	340,000	14,368
Texas Instruments, Inc. (b)	352,000	12,880

		182,116

Telecommunications—2.0%
NII Holdings, Inc., Class B (a)	146,600	12,043

Transportation—2.0%
Ryanair Holdings PLC ADR (a)(b)	303,000	12,578

Total Common Stock (cost—$501,010)		609,435

SHORT-TERM INVESTMENTS—21.0%
	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—19.7%
Anglo Irish Bank,
5.795% due 2/5/08, FRN (d)	$5,000	4,992
Aspen Funding Corp.,
5.08% due 10/31/07	5,000	4,977
Axon Group PLC,
5.30% due 5/6/08, FRN (d)(f)(g)	5,000	4,969
Bank of America N.A.,
5.30% due 11/8/07, FRN	10,000	9,997
5.31% due 10/1/07	8,000	8,000
Bear Stearns Cos., Inc.,
5.45% due 10/1/07	3,000	3,000
Canadian Imperial Bank,
5.822% due 3/17/08, FRN	1,000	1,000
Citigroup, Inc.,
5.40% due 10/1/07	25,000	25,000
Goldman Sachs Group L.P.,
5.311% due 12/28/07, FRN	5,000	4,993

Schedule of Investments

OCC Growth Fund

September 30, 2007 (unaudited)

	Principal Amount (000s)	Value* (000s)
Goldman Sachs Group L.P., Series 2,
5.822% due 10/15/08, FRN (d)	$7,000	$6,979
HSH Nordbank AG,
5.159% due 4/21/08, FRN (d)	3,000	2,988
K2, Inc.,
5.485% due 2/26/08, FRN (d)(f)(g)	1,000	995
Links Finance LLC,
5.70% due 4/1/08, FRN (d)(f)(g)	1,000	999
Morgan Stanley,
5.08% due 3/3/08, FRN	1,000	996
5.32% due 12/28/07	5,000	5,000
Natixis S.A.,
5.20% due 10/1/07	14,638	14,638
Northern Rock PLC,
5.78% due 8/3/08, FRN (d)(f)	2,000	1,995
Ormond Quay Funding LLC,
5.745% due 12/5/07	5,000	4,999
Sigma Finance, Inc.,
5.305% due 12/6/07, FRN (d)(f)(g)	5,000	4,995
Thames Asset Funding Ltd.,
5.261% due 10/4/07	10,000	9,991

		121,503

Repurchase Agreement—1.3%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $8,083; collateralized by Federal Home Loan Bank, 3.75%, due 8/18/09, valued at $8,243 including accrued interest (cost—$8,080)	8,080	8,080

Total Short-Term Investments (cost—$129,673)		129,583

Total Investments (cost—$630,683) (e)—119.7%		739,018

Liabilities in excess of other assets—(19.7)%		(121,673)

Net Assets—100.0%		$617,345

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $117,933 cash collateral of $121,335 was received with which the Fund purchased short-term investments.

(c)	Securities purchased with cash proceeds from securities on loan.

(d)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Securities with an aggregate value of $17,383, representing 2.82% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

(f)	Illiquid security.

(g)	Security issued by a structured investment vehicle.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

REIT—Real Estate Investment Trust

Schedule of Investments

OCC International Equity Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.7%
Australia—3.7%
AXA Asia Pacific Holdings Ltd.	13,400	$92
Boart Longyear Group (a)	41,400	88

		180

Austria—1.1%
Zumtobel AG	1,400	53

Brazil—3.7%
Companhia Vale do Rio Doce ADR	2,600	88
Petroleo Brasileiro S.A. ADR	1,200	91

		179

France—16.6%
AXA S.A.	3,300	148
BNP Paribas	725	79
Cie de Saint-Gobain	450	47
Lafarge S.A.	900	140
LVMH Moet Hennessy Louis Vuitton S.A.	500	60
Pinault-Printemps-Redoute S.A.	660	124
Rhodia S.A. (a)	500	18
Societe Generale	625	105
Vallourec S.A.	300	86

		807

Germany—9.6%
BAYER AG	1,145	91
DaimlerChrysler AG	500	50
Merck KGaA	575	69
RWE AG	1,500	189
Symrise AG (a)	2,600	69

		468

Greece—3.8%
Hellenic Exchanges S.A. Holding	2,300	74
OPAP S.A.	2,900	112

		186

Israel—2.4%
Makhteshim-Agan Industries Ltd. (a)	4,400	39
Teva Pharmaceutical Industries Ltd. ADR	1,800	80

		119

Italy—4.4%
Banca Intesa SpA	13,300	102
Eni SpA	2,350	87
Unicredito Italiano SpA	3,000	26

		215

Japan—19.8%
Asahi Kasei Corp.	11,400	92
Canon, Inc.	1,400	76
Fanuc Ltd.	350	35
Fuji Fire & Marine Insurance Ltd.	16,700	57
Higo Bank Ltd.	4,600	31
Mitsui & Co., Ltd.	2,100	51
Nintendo Co., Ltd.	300	155
NSK Ltd.	13,500	118
Orix Corp.	430	97
Osaka Securities Exchange Co., Ltd.	9	40
SMC Corp.	425	58
Sony Corp.	900	43
Toyota Motor Corp.	1,800	105
Yamada Denki Co., Ltd.	60	6

		964

Netherlands—2.6%
Koninklijke (Royal) KPN NV	7,400	128

New Zealand—1.9%
Fletcher Building Ltd.	9,659	93

Norway—2.0%
Prosafe ASA	5,525	99

Sweden—7.0%
Sandvik AB	3,700	79
SKF AB	5,300	111
Swedbank AB	1,900	64
Telefonaktiebolaget LM Ericsson	21,500	86

		340

Switzerland—5.6%
Credit Suisse Group	900	60
Nestle S.A.	250	112
Roche Holdings AG	550	99

		271

United Kingdom—15.5%
BP PLC	14,300	165
Centrica PLC	12,900	100
Renovo Group PLC (a)	9,650	40
Sage Group PLC	15,020	76
Tesco PLC	13,900	125
Unilever PLC	4,200	133
Vodafone Group PLC	32,500	117

		756

Total Common Stock (cost—$4,225)		4,858

Schedule of Investments

OCC International Equity Fund

September 30, 2007 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—0.1%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $5; collateralized by Fannie Mae, 5.375%, due 8/15/09, valued at $5 including accrued interest (cost—$5)	$5	$5

Total Investments (cost—$4,230)—99.8%		4,863

Other assets less liabilities—0.2%		9

Net Assets—100.0%		$4,872

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	Securities with an aggregate value of $4,554, representing 93.48% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

OCC Opportunity Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.5%
Aerospace—3.1%
Aerovironment, Inc. (a)	93,300	$2,147
DRS Technologies, Inc.	41,900	2,310
Orbital Sciences Corp. (a)	98,800	2,197
TransDigm Group, Inc. (a)	32,991	1,508

		8,162

Capital Goods—6.7%
Chart Industries, Inc. (a)	82,400	2,650
Force Protection, Inc. (a)(b)	240,416	5,207
Freedom Acquisition Holding, Inc. (a)(b)	342,400	3,852
Smith & Wesson Holding Corp. (a)(b)	126,800	2,421
TurboChef Technologies, Inc. (a)(b)	256,400	3,385

		17,515

Commercial Products—0.8%
H&E Equipment Services, Inc. (a)	114,012	2,050

Consumer Discretionary—5.2%
BJ’s Restaurants, Inc. (a)	101,000	2,126
Jamba, Inc. (a)(b)	311,932	2,193
LKQ Corp. (a)	57,300	1,995
Red Robin Gourmet Burgers, Inc. (a)	73,300	3,144
Under Armour, Inc. (a)(b)	34,200	2,046
Wet Seal, Inc. (a)(b)	549,100	2,125

		13,629

Consumer Services—13.0%
Advisory Board Co. (a)	45,600	2,666
Aegean Marine Petroleum Network, Inc.	82,800	3,002
CoStar Group, Inc. (a)	41,600	2,224
Huron Consulting Group, Inc. (a)	29,930	2,173
LECG Corp. (a)	356,279	5,309
Life Time Fitness, Inc. (a)(b)	77,700	4,766
New Oriental Education & Technology Group ADR (a)	40,564	2,700
On Assignment, Inc. (a)	335,400	3,133
Pinnacle Entertainment, Inc. (a)	152,892	4,163
Resources Connection, Inc.	168,600	3,903

		34,039

Consumer Staples—1.1%
SunOpta, Inc. (a)(b)	199,200	2,887

Energy—9.6%
Flotek Industries, Inc. (a)	44,500	1,965
North American Energy Partners, Inc. (a)	130,887	2,259
Parallel Petroleum Corp. (a)	200,038	3,399
PetroHawk Energy Corp. (a)	276,200	4,535
Petroquest Energy, Inc. (a)	389,100	4,175
Quicksilver Resources, Inc. (a)(b)	191,100	8,991

		25,324

Financial Services—5.3%
CapitalSource, Inc., REIT (b)	218,044	4,413
Redwood Trust, Inc., REIT (b)	106,547	3,540
Triad Guaranty, Inc. (a)(b)	133,700	2,536
VistaPrint Ltd. (a)	90,549	3,384

		13,873

Healthcare—19.3%
Accuray, Inc. (a)	121,872	2,128
AMAG Pharmaceuticals, Inc. (a)	43,700	2,499
Cardiome Pharma Corp. (a)	389,557	3,677
Cubist Pharmaceuticals, Inc. (a)(b)	217,600	4,598
Durect Corp. (a)(b)	829,700	4,547
Foxhollow Technologies, Inc. (a)	107,228	2,831
Halozyme Therapeutics, Inc. (a)	272,485	2,368
Hologic, Inc. (a)(b)	69,700	4,252
Illumina, Inc. (a)(b)	61,182	3,174
Indevus Pharmaceuticals, Inc. (a)(b)	599,270	4,141
Martek Biosciences Corp. (a)(b)	91,400	2,653
NxStage Medical, Inc. (a)(b)	138,921	2,013
Salix Pharmaceuticals Ltd. (a)(b)	348,121	4,324
Ventana Medical Systems, Inc. (a)	53,709	4,614
Vital Images, Inc. (a)(b)	145,749	2,845

		50,664

Materials & Processing—0.8%
RTI International Metals, Inc. (a)	25,900	2,053

Technology—24.9%
Ansoft Corp. (a)	63,500	2,094
Ariba, Inc. (a)	177,000	1,908
Atheros Communications, Inc. (a)	63,100	1,891
Cogent Communications Group, Inc. (a)	212,315	4,955
Commvault Systems, Inc. (a)	199,631	3,697
Concur Technologies, Inc. (a)	67,500	2,128
Global Sources Ltd. (a)	115,585	2,563
Innerworkings, Inc. (a)(b)	408,094	7,032
Knot, Inc. (a)(b)	115,700	2,460
Microsemi Corp. (a)	153,700	4,285
Netlogic Microsystems, Inc. (a)(b)	112,100	4,048
Phase Forward, Inc. (a)	104,020	2,081
RightNow Technologies, Inc. (a)(b)	219,065	3,525
Sapient Corp. (a)	573,800	3,850
SPSS, Inc. (a)	50,400	2,073
Synchronoss Technologies, Inc. (a)(b)	50,000	2,103
THQ, Inc. (a)(b)	192,500	4,809
Ultimate Software Group, Inc. (a)	106,000	3,699
Wind River Systems, Inc. (a)	522,264	6,147

		65,348

Telecommunications—3.0%
Acme Packet, Inc. (a)	148,400	2,288
SAVVIS, Inc. (a)	143,400	5,561

		7,849

Schedule of Investments

OCC Opportunity Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Transportation—2.4%
American Commercial Lines, Inc. (a)(b)	183,000	$4,342
Navios Maritime Holdings, Inc.	145,100	1,907

		6,249

Utilities—1.3%
EnerNOC, Inc. (a)	90,049	3,438

Waste Disposal—1.0%
Basin Water, Inc. (a)(b)	212,200	2,510

Total Common Stock (cost—$223,604)		255,590

SHORT-TERM INVESTMENTS—26.6%
	Principal Amount (000s)
Collateral Invested for Securities on Loan (d)—25.3%
Anglo Irish Bank,
5.795% due 2/5/08, FRN (c)	$5,000	4,992
Axon Group PLC, FRN (c)(e)(f)
5.30% due 5/6/08	5,000	4,969
5.31% due 6/6/08	5,000	4,965
Bayerische Landesbank,
5.197% due 2/24/08, FRN	1,000	990
Bear Stearns Cos., Inc.,
5.45% due 10/1/07	5,000	5,000
Canadian Imperial Bank,
5.822% due 3/17/08, FRN	1,000	1,000
Cheyne Capital LLC,
5.31% due 5/13/08, (c)(e)(f)	1,500	1,500
CIT Group, Inc.,
5.339% due 5/9/08, FRN	5,000	4,998
Citigroup, Inc.,
5.40% due 10/1/07	10,000	10,000
HSH Nordbank AG,
5.159% due 4/21/08, FRN (c)	3,000	2,988
K2, Inc.,
5.485% due 2/26/08, FRN (c)(e)(f)	1,000	995
Links Finance LLC,
5.70% due 4/1/08, FRN (c)(e)(f)	5,000	4,996
Morgan Stanley,
5.32% due 12/28/07	5,000	5,000
Natixis S.A.,
5.20% due 10/1/07	8,068	8,068
Northern Rock PLC,
5.78% due 8/3/08, FRN (c)(e)	1,000	997
Ormond Quay Funding LLC,
5.745% due 12/5/07	5,000	5,000

		66,458

Repurchase Agreement—1.3%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $3,268; collateralized by Federal Home Loan Bank, 5.375%, due 3/9/09, valued at $3,333 including accrued interest (cost—$3,267)	3,267	3,267

Total Short-Term Investments (cost—$69,837)		69,725

Total Investments (cost—$293,441)—124.1%		325,315

Liabilities in excess of other assets—(24.1)%		(63,075)

Net Assets—100.0%		$262,240

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $64,248; cash collateral of $66,438 was received with which the Fund purchased short-term investments.

(c)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Securities purchased with cash proceeds from securities on loan.

(e)	Illiquid security.

(f)	Security issued by a structured investment vehicle.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

REIT—Real Estate Investment Trust

Schedule of Investments

OCC Renaissance Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.9%
Aerospace—7.3%
Goodrich Corp.	1,229,600	$83,896
Raytheon Co.	687,800	43,895
Spirit Aerosystems Holdings, Inc., (a)	547,100	21,304

		149,095

Building/Construction—1.7%
Foster Wheeler Ltd. (a)	157,400	20,664
Lennar Corp., Class A (b)	592,200	13,413

		34,077

Capital Goods—2.6%
Goodyear Tire & Rubber Co. (a)	360,800	10,972
Joy Global, Inc. (b)	548,200	27,881
Zebra Technologies Corp., Class A (a)(b)	397,000	14,487

		53,340

Chemicals—2.8%
Cytec Industries, Inc.	301,800	20,640
Mosaic Co. (a)	674,500	36,099

		56,739

Commercial Products—2.9%
ChoicePoint, Inc. (a)(b)	774,900	29,384
H&R Block, Inc. (b)	1,429,800	30,283

		59,667

Consumer Discretionary—2.6%
Family Dollar Stores, Inc. (b)	970,400	25,774
Petsmart, Inc. (b)	397,800	12,690
TJX Cos., Inc.	467,400	13,587

		52,051

Consumer Services—2.2%
Brunswick Corp. (b)	657,900	15,040
WPP Group PLC	2,169,100	29,267

		44,307

Consumer Staples—3.9%
Clorox Co.	514,700	31,391
Loews Corp. - Carolina Group	264,400	21,742
SYSCO Corp.	713,017	25,376

		78,509

Energy—8.2%
ConocoPhillips	405,400	35,582
FMC Technologies, Inc. (a)	1,055,500	60,860
Hess Corp.	745,300	49,585
National-Oilwell Varco, Inc. (a)(b)	144,800	20,923

		166,950

Financial Services—30.5%
AMB Property Corp., REIT	1,071,800	64,104
Annaly Mortgage Management, Inc., REIT (b)	1,492,000	23,768
Assurant, Inc.	702,500	37,584
Bank of New York Mellon Corp.	844,969	37,297
CapitalSource, Inc., REIT (b)	1,146,300	23,201
CBL & Associates Properties, Inc., REIT (b)	1,283,000	44,969
CIT Group, Inc.	1,047,000	42,089
Countrywide Financial Corp. (b)	819,000	15,569
Douglas Emmett, Inc., REIT (b)	859,500	21,255
Lazard Ltd., Class A (b)	476,900	20,221
MBIA, Inc. (b)	657,000	40,110
Nationwide Health Properties, Inc., REIT (b)	1,334,900	40,221
PartnerRe Ltd. (b)	265,200	20,948
Platinum Underwriters Holdings Ltd.	844,800	30,379
PNC Financial Services Group, Inc.	548,400	37,346
Prosperity Bancshares, Inc. (b)	990,100	32,832
Reinsurance Group of America, Inc. (b)	505,191	28,639
Stancorp Financial Group, Inc.	626,500	31,018
Zions Bancorporation	445,400	30,586

		622,136

Food & Beverage—1.3%
Smithfield Foods, Inc. (a)(b)	860,700	27,112

Healthcare—5.0%
Coventry Health Care, Inc. (a)	456,700	28,411
DaVita, Inc. (a)	349,200	22,062
Health Net, Inc. (a)	663,900	35,884
Sepracor, Inc. (a)	573,800	15,780

		102,137

Industrial—2.1%
Oshkosh Truck Corp., Class B (b)	702,600	43,540

Materials & Processing—3.4%
Cleveland-Cliffs, Inc. (b)	180,790	15,904
Companhia Vale do Rio Doce ADR (b)	535,600	18,173
Nucor Corp. (b)	282,600	16,806
Smurfit-Stone Container Corp. (a)	1,658,700	19,374

		70,257

Retail—0.9%
Advance Auto Parts, Inc.	570,400	19,143

Technology—6.3%
Brady Corp. (b)	438,600	15,737
EMC Corp. (a)	1,005,600	20,917
Fairchild Semi-conductor International, Inc. (a)(b)	786,200	14,686
Hubbell, Inc.	621,800	35,517
KLA-Tencor Corp. (b)	187,200	10,442
Molex, Inc.	740,800	18,787
Tektronix, Inc.	444,700	12,336

		128,422

Schedule of Investments

OCC Renaissance Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Telecommunications—2.8%
Sprint Nextel Corp. (b)	3,014,000	$57,266

Transportation—0.4%
Ford Motor Co. (a)(b)	1,037,900	8,812

Utilities—13.0%
American Electric Power Co., Inc.	574,600	26,478
Atmos Energy Corp.	315,000	8,921
Constellation Energy Group, Inc.	287,500	24,665
DPL, Inc. (b)	892,700	23,442
Duke Energy Corp.	778,400	14,548
Entergy Corp.	372,900	40,381
Mirant Corp. (a)(b)	520,220	21,163
SCANA Corp. (b)	947,700	36,714
Southern Co.	1,122,000	40,706
Vectren Corp. (b)	1,018,300	27,789

		264,807

Total Common Stock (cost—$1,882,945)		2,038,367

SHORT-TERM INVESTMENTS—23.2%
	Principal Amount (000s)
Collateral Invested for Securities on Loan (d)—22.8%
Anglo Irish Bank,
5.795% due 2/5/08, FRN (c)	$20,000	19,968
Aspen Funding Corp.,
5.08% due 10/31/07	5,000	4,977
Axon Group PLC, FRN (c)(f)(g)
5.31% due 6/6/08	15,000	14,896
5.82% due 6/9/08	18,000	17,640
Bank of America N.A.,
5.31% due 10/1/07	60,000	60,000
Bayerische Landesbank,
5.197% due 2/24/08, FRN	1,000	990
Bear Stearns Cos., Inc.,
5.37% due 10/1/07	18,000	18,000
5.45% due 10/1/07	21,000	21,000
BNP Paribas,
5.188% due 10/1/07	9,000	9,000
Cheyne Capital LLC (c)(f)(g)
5.31% due 5/13/08	3,750	3,750
5.31% due 6/5/08, FRN	5,000	4,944
CIT Group, Inc.,
5.339% due 5/9/08, FRN	11,000	10,995
Citigroup, Inc.,
5.40% due 10/1/07	101,000	101,000
Dexia Credit Local New York Agency,
5.28% due 10/1/07	13,000	13,000
Dorada Finance, Inc., FRN (c)(f)(g)
5.111% due 4/25/08	5,000	4,996
5.783% due 7/7/08	5,000	4,999
General Electric Capital Corp.,
5.46% due 5/19/08, FRN	3,000	2,997
Goldman Sachs Group L.P.,
5.311% due 12/28/07, FRN	5,000	4,993
Goldman Sachs Group L.P., Series 2, FRN (c)
5.822% due 10/15/08	5,000	4,985
5.823% due 10/15/08	39,000	38,886
Harrier Finance Funding LLC,
5.312% due 2/5/08, FRN (c)(f)(g)	15,000	15,002
HSH Nordbank AG,
5.159% due 4/21/08, FRN (c)	10,000	9,961
K2, Inc.,
5.485% due 2/26/08, FRN (c)(f)(g)	1,000	995
Links Finance LLC, FRN (c)(f)
5.692% due 4/1/08	5,000	4,996
5.70% due 4/1/08	10,000	9,991
Morgan Stanley,
5.08% due 3/3/08, FRN	10,000	9,956
5.32% due 12/28/07	22,000	22,000
Natixis S.A.,
5.20% due 10/1/07	8,288	8,288
Northern Rock PLC,
5.78% due 8/3/08, FRN (c)(f)	5,000	4,987
Ormond Quay Funding LLC,
5.745% due 12/5/07	5,000	5,000
Sigma Finance, Inc.,
5.305% due 5/16/08, FRN (c)(f)(g)	13,000	12,866

		466,058

Repurchase Agreement—0.4%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $7,956; collateralized by Freddie Mac, 5.55%, due 6/13/09, valued at $8,114 including accrued interest (cost—$7,953)	7,953	7,953

Total Short-Term Investments (cost—$474,978)		474,011

Total Investments (cost—$2,357,923) (e)—123.1%		2,512,378

Liabilities in excess of other assets—(23.1)%		(471,415)

Net Assets—100.0%		$2,040,963

Schedule of Investments

OCC Renaissance Fund

September 30, 2007 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $454,630; cash collateral of $467,518 was received with which the Fund purchased short-term investments.

(c)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Securities purchased with cash proceeds from securities on loan.

(e)	Securities with an aggregate value of $29,267, representing 1.43% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

(f)	Illiquid security.

(g)	Security issued by a structured investment vehicle.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

REIT—Real Estate Investment Trust

Schedule of Investments

OCC Target Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.4%
Aerospace—1.1%
Rockwell Collins, Inc.	100,000	$7,304

Building/Construction—2.1%
McDermott International, Inc. (a)(b)	270,000	14,601

Capital Goods—2.8%
Force Protection, Inc. (b)(c)	400,000	8,664
Textron, Inc.	170,000	10,576

		19,240

Chemicals—2.0%
Monsanto Co.	55,000	4,712
Mosaic Co. (b)	165,000	8,831

		13,543

Communications—1.1%
Focus Media Holding Ltd. ADR (b)(c)	135,000	7,833

Consumer Discretionary—8.6%
CapitalSource, Inc., REIT (c)	800,000	16,192
Coach, Inc. (b)	275,000	12,999
CROCS, Inc. (b)(c)	150,000	10,087
Dick’s Sporting Goods, Inc. (b)(c)	120,000	8,058
Nordstrom, Inc.	185,000	8,675
Under Armour, Inc. (b)(c)	55,000	3,290

		59,301

Consumer Services—8.7%
Corrections Corp. of America (b)	400,000	10,468
Live Nations, Inc. (b)(c)	500,000	10,625
New Oriental Education & Technology Group ADR (b)(c)	150,000	9,984
Pinnacle Entertainment, Inc. (b)	355,000	9,667
Starwood Hotels & Resorts Worldwide, Inc.	200,000	12,150
XM Satellite Radio Holdings, Inc., Class A (b)(c)	500,000	7,085

		59,979

Consumer Staples—2.3%
Clorox Co.	75,000	4,574
Fomento Economico Mexicano S.A. de C.V. ADR	225,000	8,415
HJ Heinz Co.	65,000	3,003

		15,992

Energy—10.5%
Cameron International Corp. (b)	100,000	9,229
Nabors Industries Ltd. (b)(c)	100,000	3,077
Peabody Energy Corp.	120,642	5,775
PetroHawk Energy Corp. (b)	800,000	13,136
Quicksilver Resources, Inc. (b)(c)	500,000	23,525
Weatherford International Ltd. (b)	150,000	10,077
Yingli Green Energy Holding Co., Ltd. ADR (b)(c)	300,000	7,821

		72,640

Financial Services—4.5%
Affiliated Managers Group, Inc. (b)(c)	75,000	9,563
IntercontinentalExchange, Inc. (b)	85,000	12,912
PMI Group, Inc.	275,000	8,992

		31,467

Healthcare—16.0%
Accuray, Inc. (b)	350,000	6,111
Celgene Corp. (b)	235,000	16,758
Gen-Probe, Inc. (b)	161,000	10,719
Hologic, Inc. (b)(c)	300,000	18,300
Illumina, Inc. (b)(c)	200,000	10,376
Intuitive Surgical, Inc. (b)	70,000	16,100
MGI Pharma, Inc. (b)	150,000	4,167
Psychiatric Solutions, Inc. (b)(c)	375,000	14,730
Ventana Medical Systems, Inc. (b)(c)	160,000	13,746

		111,007

Materials & Processing—6.3%
Allegheny Technologies, Inc.	55,000	6,047
Ecolab, Inc.	100,000	4,720
Freeport-McMoRan Copper & Gold, Inc.	100,000	10,489
Precision Castparts Corp.	150,000	22,197

		43,453

Multi-Media—1.7%
Central European Media Enterprises Ltd., Class A (b)(c)	125,000	11,464

Technology—26.4%
Activision, Inc. (b)	350,000	7,557
Adobe Systems, Inc. (b)	280,000	12,225
Akamai Technologies, Inc. (b)(c)	200,000	5,746
American Tower Corp. (b)	485,000	21,117
Broadcom Corp., Class A (b)	240,000	8,746
Ciena Corp. (b)(c)	245,000	9,330
Citrix Systems, Inc. (b)(c)	360,000	14,515
Cogent Communications Group, Inc. (b)(c)	400,000	9,336
Energizer Holdings, Inc. (b)	70,000	7,760
F5 Networks, Inc. (b)	260,000	9,669
General Cable Corp. (b)(c)	220,000	14,766
Intersil Corp.	360,000	12,035
Juniper Networks, Inc. (b)	240,000	8,786
Marvell Technology Group Ltd. (b)	460,000	7,530
MasterCard, Inc. (c)	55,000	8,138
Microchip Technology, Inc. (c)	265,000	9,625
National Semi-conductor Corp.	390,000	10,577
Vmware, Inc. (b)(c)	61,158	5,198

		182,656

Schedule of Investments

OCC Target Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Telecommunications—3.7%
Clearwire Corp. (b)(c)	250,000	$6,110
NII Holdings, Inc., Class B (b)	240,000	19,716

		25,826

Transportation—1.6%
Copa Holdings S.A. (c)	130,000	5,206
Expeditors International Washington, Inc.	125,000	5,913

		11,119

Total Common Stock (cost—$527,529)		687,425

SHORT-TERM INVESTMENTS—33.3%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (d)—32.0%
Anglo Irish Bank,
5.795% due 2/5/08, FRN (e)	$5,000	4,992
Aspen Funding Corp.,
5.08% due 10/31/07	15,000	14,931
Axon Group PLC, FRN (e)(f)(g)
5.30% due 5/6/08	10,000	9,937
5.31% due 6/6/08	5,000	4,965
Bank of America N.A.,
5.30% due 11/8/07, FRN	10,000	9,997
5.31% due 10/1/07	22,000	22,000
Bayerische Landesbank,
5.197% due 2/24/08, FRN	1,000	990
Bear Stearns Cos., Inc.,
5.37% due 10/1/07	5,000	5,000
5.45% due 10/1/07	17,000	17,000
5.853% due 2/15/08	10,000	10,000
Canadian Imperial Bank,
5.822% due 3/17/08, FRN	3,000	3,000
CIT Group, Inc.,
5.339% due 5/9/08, FRN	3,000	2,999
Citigroup, Inc.,
5.40% due 10/1/07	25,000	25,000
Goldman Sachs Group L.P.,
5.311% due 12/28/07, FRN	5,000	4,993
Goldman Sachs Group L.P., Series 2,
5.823% due 10/15/08, FRN (e)	2,000	1,994
HSH Nordbank AG,
5.159% due 4/21/08, FRN (e)	5,000	4,981
K2, Inc., FRN (e)(f)(g)
5.306% due 5/23/08	5,000	4,995
5.485% due 2/26/08	1,000	995
Links Finance LLC,
5.70% due 4/1/08, FRN (e)(f)(g)	5,000	4,996
Morgan Stanley,
5.08% due 3/3/08, FRN	3,000	2,987
5.32% due 12/28/07	5,000	5,000
Natixis S.A.,
5.20% due 10/1/07	27,458	27,458
Newport Capital Funding,
5.124% due 10/22/07	25,000	24,915
Northern Rock PLC,
5.78% due 8/3/08, FRN (e)(f)	2,000	1,995
Ormond Quay Funding LLC,
5.745% due 12/5/07	5,000	4,999

		221,119

Repurchase Agreement—1.3%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $8,893; collateralized by Freddie Mac, 5.55%, due 6/13/09, valued at $9,072 including accrued interest (cost—$8,890)	8,890	8,890

Total Short-Term Investments (cost—$230,148)		230,009

OPTIONS PURCHASED (b)—0.0%
	Contracts
Put Options—0.0%
McDermott International, Inc. (CBOE), strike price $50, expires 11/17/07 (cost—$273)	1,500	247

Total Investments before options written
(cost—$757,950)—132.7%		917,681

OPTIONS WRITTEN (b)—(0.0)%
Call Options—(0.0)%
McDermott International, Inc. (CBOE), strike price $60, expires 11/17/07 (premiums received—$172)	1,500	(180)

Total Investments net of options written
(cost—$757,778)—132.7%		917,501

Other liabilities in excess of other assets—(32.7)%		(225,838)

Net Assets—100.0%		$691,663

Schedule of Investments

OCC Target Fund

September 30, 2007 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	All of partial amount segregated as collateral for options written.

(b)	Non-income producing.

(c)	All or portion of securities on loan with an aggregate market value of $211,574; cash collateral of $217,460 was received with which the Fund purchased short-term investments.

(d)	Securities purchased with cash proceeds from securities on loan.

(e)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)	Illiquid security.

(g)	Security issued by a structured investment vehicle.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

REIT—Real Estate Investment Trust

Schedule of Investments

OCC Value Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.7%
Aerospace—4.7%
Boeing Co.	500,000	$52,495
Raytheon Co.	450,000	28,719

		81,214

Building/Construction—4.1%
D.R. Horton, Inc. (b)	2,300,000	29,463
Lennar Corp., Class A (b)	1,840,000	41,676

		71,139

Capital Goods—5.8%
3M Co.	260,000	24,331
General Electric Co.	1,850,000	76,590

		100,921

Commercial Products—1.6%
ChoicePoint, Inc. (a)	750,000	28,440

Consumer Discretionary—6.0%
Family Dollar Stores, Inc. (b)	600,000	15,936
PetSmart, Inc. (b)	600,000	19,140
Wal-Mart Stores, Inc. (b)	500,000	21,825
Yum! Brands, Inc.	1,400,000	47,362

		104,263

Consumer Staples—5.9%
SuperValu, Inc.	450,000	17,554
SYSCO Corp.	1,000,000	35,590
Unilever PLC ADR	1,545,900	48,959

		102,103

Energy—15.0%
BP PLC ADR	735,000	50,972
Chevron Corp.	850,000	79,543
ConocoPhillips	1,200,000	105,324
Hess Corp.	349,848	23,276

		259,115

Financial Services—37.9%
Allstate Corp.	312,900	17,895
American International Group, Inc.	260,000	17,589
Annaly Capital Management, Inc., REIT (b)	1,310,853	20,882
Bank of America Corp.	800,000	40,216
Bank of New York Mellon Corp.	1,676,000	73,979
Capital One Financial Corp. (b)	250,000	16,607
CapitalSource, Inc., REIT (b)	1,000,000	20,240
CIT Group, Inc.	1,000,000	40,200
Countrywide Financial Corp. (b)	3,080,000	58,551
Hartford Financial Services Group, Inc.	292,700	27,089
JPMorgan Chase & Co.	1,700,000	77,894
Lehman Brothers Holdings, Inc.	1,418,000	87,533
MBIA, Inc. (b)	1,150,000	70,208
Morgan Stanley	400,000	25,200
PMI Group, Inc.	600,000	19,620
PNC Financial Services Group, Inc. (b)	250,000	17,025
RenaissanceRe Holdings Ltd. (b)	400,000	26,164

		656,892

Healthcare—9.2%
Aetna, Inc.	500,000	27,135
ImClone Systems, Inc. (a)	300,000	12,402
Nektar Therapeutics, Inc. (a)(b)	770,300	6,802
Regeneron Pharmaceuticals, Inc. (a)	500,000	8,900
Sepracor, Inc. (a)	500,000	13,750
Theravance, Inc. (a)(b)	410,000	10,697
WellPoint, Inc. (a)	1,000,000	78,920

		158,606

Materials & Processing—0.3%
PPG Industries, Inc. (b)	61,400	4,638

Technology—1.2%
Microsoft Corp.	700,000	20,622
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	2	—

		20,622

Telecommunications—2.4%
Sprint Nextel Corp. (b)	1,100,000	20,900
Verizon Communications, Inc.	450,000	19,926

		40,826

Utilities—4.6%
Southern Co.	2,200,000	79,816

Total Common Stock (cost—$1,658,976)		1,708,595

SHORT-TERM INVESTMENTS—17.7%
Collateral Invested for Securities on Loan (d)—16.8%
Allianz Dresdner Daily Asset Fund (e)	259,437,225	259,437

	Principal Amount (000s)
Bayerische Landesbank,
5.20% due 2/24/08, FRN	$1,000	990
Goldman Sachs Group L.P., Series 2,
5.82% due 10/15/08, FRN (c)	20,000	19,942
Morgan Stanley,
5.08% due 3/3/08, FRN	7,000	6,969
Northern Rock PLC,
5.78% due 8/3/08, FRN (c)(f)	4,000	3,990

		291,328

Schedule of Investments

OCC Value Fund

September 30, 2007 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $15,191; collateralized by Fannie Mae, 5.375%, due 8/15/09, valued at $15,489 including accrued interest (cost—$15,185)	$15,185	$15,185

Total Short-Term Investments (cost—$306,622)		306,513

Total Investments (cost—$1,965,598)—116.4%		2,015,108

Liabilities in excess of other assets—(16.4)%		(283,251)

Net Assets—100.0%		$1,731,857

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $282,038; cash collateral of $291,261 was received with which the Fund purchased short-term investments.

(c)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Securities purchased with cash proceeds from securities on loan.

(e)	Affiliated fund.

(f)	Illiquid security.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

RCM Biotechnology Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.4%
Consumer Services—1.2%
Affymax, Inc. (b)	42,530	$1,151
Arrowhead Research Corp. (b)(c)	56,700	286

		1,437

Energy—0.2%
Verenium Corp. (b)(c)	38,300	202

Healthcare—98.0%
Affymetrix, Inc. (b)(c)	20,300	515
Alexion Pharmaceuticals, Inc. (b)	24,800	1,616
Alnylam Pharmaceuticals, Inc. (b)(c)	28,785	943
Altus Pharmaceuticals, Inc. (b)(c)	48,260	506
AMAG Pharmaceuticals, Inc. (b)(c)	8,794	503
Amgen, Inc. (b)	186,756	10,565
Amylin Pharmaceuticals, Inc. (b)(c)	38,850	1,943
Applera Corp.—Celera Genomics Group (b)	26,000	366
Arena Pharmaceuticals, Inc. (b)(c)	40,493	443
Ariad Pharmaceuticals, Inc. (b)(c)	70,700	327
Arqule, Inc. (b)	10,466	75
Atherogenics, Inc. (b)(c)	38,400	64
Biogen Idec, Inc. (b)(c)	61,314	4,067
BioMarin Pharmaceutical, Inc. (b)(c)	80,780	2,011
BioMimetic Therapeutics, Inc. (b)(c)	42,115	562
Cardiome Pharma Corp. (b)	64,505	609
Celgene Corp. (b)	123,400	8,800
Cephalon, Inc. (b)(c)	23,595	1,724
Combinatorx, Inc. (b)(c)	47,380	293
Cubist Pharmaceuticals, Inc. (b)(c)	50,305	1,063
Cytokinetics, Inc. (b)	54,295	278
Cytyc Corp. (b)(c)	29,310	1,397
Endo Pharmaceuticals Holdings, Inc. (b)	62,262	1,931
Exelixis, Inc. (b)	84,640	896
Gen-Probe, Inc. (b)	22,790	1,517
Genzyme Corp. (b)	67,900	4,207
Geron Corp. (b)(c)	95,629	700
Gilead Sciences, Inc. (a)(b)	465,900	19,041
Hologic, Inc. (b)(c)	21,940	1,338
Human Genome Sciences, Inc. (b)(c)	305,300	3,142
Idenix Pharmaceuticals, Inc. (b)	67,069	194
Illumina, Inc. (b)(c)	34,705	1,801
ImClone Systems, Inc. (b)	16,700	690
Immunomedics, Inc. (b)(c)	256,600	588
InterMune, Inc. (b)(c)	50,510	966
Isis Pharmaceuticals, Inc. (b)(c)	54,847	821
Keryx Biopharmaceuticals, Inc. (b)(c)	365,295	3,631
Kosan Biosciences, Inc. (b)(c)	198,988	997
Medarex, Inc. (b)(c)	147,460	2,088
Medicines Co. (b)	33,455	596
MGI Pharma, Inc. (b)	55,650	1,546
Myriad Genetics, Inc. (b)(c)	27,265	1,422
Onyx Pharmaceuticals, Inc. (b)(c)	48,522	2,112
OSI Pharmaceuticals, Inc. (b)	26,434	898
Osiris Therapeutics, Inc. (b)	89	1
Panacos Pharmaceuticals, Inc. (b)(c)	37,715	60
PDL BioPharma, Inc. (b)(c)	237,550	5,133
Pharmion Corp. (b)	27,100	1,250
Pozen, Inc. (b)(c)	14,430	159
Progenics Pharmaceuticals, Inc. (b)(c)	31,200	690
Regeneron Pharmaceuticals, Inc. (b)	118,500	2,109
Rigel Pharmaceuticals, Inc. (b)(c)	34,390	324
Sepracor, Inc. (b)	13,400	369
Shire Pharmaceuticals Group PLC ADR	43,455	3,215
StemCells, Inc. (b)(c)	25,200	53
Teva Pharmaceutical Industries Ltd. ADR	62,493	2,779
Theravance, Inc. (b)(c)	37,900	989
United Therapeutics Corp. (b)(c)	31,885	2,122
Vertex Pharmaceuticals, Inc. (b)	100,030	3,842
ViaCell, Inc. (b)	46,687	220
XenoPort, Inc. (b)	16,705	786
XOMA Ltd. (b)(c)	87,916	300
Zymogenetics, Inc. (b)(c)	79,060	1,032

		115,225

Total Common Stock (cost—$97,446)		116,864

SHORT-TERM INVESTMENTS—34.1%
Collateral Invested for Securities on Loan (d)—32.2%
Allianz Dresdner Daily Asset Fund (e)	34,875,547	34,876

	Principal Amount (000s)
Bayerische Landesbank,
5.197% due 2/24/08, FRN	$1,000	990
Goldman Sachs Group L.P., Series 2,
5.823% due 10/15/08, FRN (f)	2,000	1,994

		37,860

Schedule of Investments

RCM Biotechnology Fund

September 30, 2007 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—1.9%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $2,311; collateralized by Federal Home Loan Bank, 5.375%, due 3/9/09, valued at $2,361 including accrued interest (cost—$2,310)	$2,310	$2,310

Total Short-Term Investments (cost—$40,186)		40,170

OPTIONS PURCHASED (b)—0.8%

	Contracts
Call Options—0.1%
Wyeth (CBOE), strike price $45, expires 1/19/08	600	156

Put Options—0.7%
Amylin Pharmaceuticals, Inc. (CBOE), strike price $35, expires 1/19/08	388	64
Trimeris, Inc. (CBOE),
strike price $10, expires 4/19/08	1,222	403
strike price $12.50, expires 4/19/08	630	325

		792

Total Options Purchased (cost—$975)		948

Total Investments before options written (cost—$138,607)—134.3%		157,982

OPTIONS WRITTEN (b)—(0.1)%
Call Options—(0.0)%
Wyeth (CBOE), strike price $50, expires 1/19/08	600	(57)

Put Options—(0.1)%
Wyeth (CBOE), strike price $42.50, expires 1/19/08	600	(105)

Total Options Written (premiums received—$160)		(162)

Total Investments net of options written (cost—$138,447)—134.2%		157,820

Other liabilities in excess of other assets—(34.2)%		(40,223)

Net Assets—100.0%		$117,597

Notes to Schedule of Investments

(amounts in thousands):

(a)	All of partial amount segregated as collateral for options written.

(b)	Non-income producing.

(c)	All or portion of securities on loan with an aggregate market value of $36,346; cash collateral of $37,852 was received with which the Fund purchased short-term investments.

(d)	Securities purchased with cash proceeds from securities on loan.

(e)	Affiliated fund.

(f)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

Schedule of Investments

RCM Global Resources Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—93.2%
Australia—3.1%
BHP Billiton Ltd. (b)	14,635	$571
Rio Tinto Ltd. (b)	3,484	333

		904

Brazil—1.7%
Companhia Vale do Rio Doce ADR	14,480	491

Canada—8.8%
Alcan, Inc.	2,359	236
Cameco Corp.	4,440	205
Canadian Natural Resources Ltd.	12,570	955
Suncor Energy, Inc.	8,908	846
Teck Cominco Ltd.	5,965	283

		2,525

Cayman Islands—1.5%
JA Solar Holdings Co., Ltd. ADR (a)	9,994	449

China—2.0%
Trina Solar Ltd. ADR (a)	9,895	564

Denmark—2.0%
Vestas Wind Systems A/S (a)(b)	7,320	579

France—4.0%
Companie Generale de Geophysique S.A. (a)(b)	2,060	670
EDF Energies Nouvelles S.A. (b)	5,880	467

		1,137

Netherlands—2.0%
Core Laboratories NV (a)	4,580	583

Norway—1.7%
Prosafe ASA (b)	27,010	483

United Kingdom—3.8%
Rio Tinto PLC (b)	4,134	356
Vedanta Resources PLC (b)	9,815	406
Xstrata PLC (b)	4,870	323

		1,085

United States—62.6%
Air Products & Chemicals, Inc.	4,235	414
Alcoa, Inc.	4,875	191
Allegheny Technologies, Inc.	2,550	280
Arena Resources, Inc. (a)	7,740	507
Cameron International Corp. (a)	5,955	550
Carrizo Oil & Gas, Inc. (a)	8,070	362
Devon Energy Corp.	4,925	410
Diamond Offshore Drilling, Inc.	6,900	782
Ecolab, Inc.	7,570	357
EOG Resources, Inc.	5,555	402
Exxon Mobil Corp.	7,385	683
First Solar, Inc. (a)	3,814	449
FMC Technologies, Inc. (a)	6,055	349
Freeport-McMoRan Copper & Gold, Inc., Class B	4,205	441
Goodrich Petroleum Corp. (a)	13,565	430
Grant Prideco, Inc. (a)	4,325	236
Marathon Oil Corp.	11,440	652
Monsanto Co.	5,445	467
National-Oilwell Varco, Inc. (a)	8,545	1,235
Newfield Exploration Co. (a)	8,105	390
Noble Corp.	14,910	731
Noble Energy, Inc.	3,135	220
Occidental Petroleum Corp.	10,720	687
Pride International, Inc. (a)	5,065	185
Schlumberger Ltd.	9,615	1,010
Smith International, Inc.	2,595	185
Southwestern Energy Co. (a)	19,355	810
Sunoco, Inc.	6,095	431
Sunpower Corp., Class A (a)	6,365	527
Transocean, Inc. (a)	6,985	790
Ultra Petroleum Corp. (a)	6,805	422
Valero Energy Corp.	5,190	349
Weatherford International Ltd. (a)	12,075	811
XTO Energy, Inc.	12,315	762
Zoltek Cos., Inc. (a)	9,850	430

		17,937

Total Common Stock (cost—$19,767)		26,737

	Principal Amount (000s)
Repurchase Agreement—5.1%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $1,458; collateralized by Fannie Mae, 5.375% due 8/15/09, valued at $1,490 including accrued interest (cost—$1,457)	$1,457	1,457

Total Investments (cost—$21,224)—98.3%		28,194

Other assets less liabilities—1.7%		480

Net Assets—100.0%		$28,674

Schedule of Investments

RCM Global Resources Fund

September 30, 2007 (unaudited)

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	Securities with an aggregate value of $4,188, representing 14.60% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.2%
Austria—1.4%
Flughafen Wien AG	25,710	$2,650
Sparkassen Immobilien AG (a)	153,365	1,800

		4,450

Bermuda—1.6%
Central European Media Enterprises Ltd., Class A (a)	20,540	1,884
Fibrechem Tech Ltd.	2,972,000	3,134

		5,018

Brazil—1.6%
Gafisa S.A.	75,610	1,273
Klabin Segall S.A.	156,715	1,522
Metalfrio Solutions S.A. (a)	151,690	2,441

		5,236

Canada—1.1%
Lululemon Athletica, Inc. (a)(b)	14,373	604
WestJet Airlines Ltd. (a)	170,390	2,957

		3,561

Cayman Islands—1.1%
Trina Solar Ltd. ADR (a)(b)	63,085	3,594

China—0.5%
China BlueChemical Ltd.	2,596,000	1,711

Denmark—1.2%
NKT Holding A/S	9,125	1,023
SimCorp A/S	11,845	2,663

		3,686

Estonia—2.3%
Baltika AS	242,940	2,347
Olympic Entertainment Group AS	319,879	2,607
Tallink Group Ltd. (a)	1,225,230	2,192

		7,146

Finland—1.9%
Outotec Oyj	51,555	3,646
Yit Corp.	77,725	2,306

		5,952

France—4.9%
April Group	45,266	2,788
Boursorama (a)	185,700	2,582
Companie Generale de Geophysique S.A. (a)	7,720	2,511
Neopost S.A.	11,525	1,623
Pierre & Vacances	13,020	1,805
SR Teleperformance	59,523	2,320
Wavecom S.A. (a)	75,875	1,865

		15,494

Germany—4.2%
Cenit AG Systemhaus (b)	183,365	2,733
D+S europe AG (a)	65,085	1,178
Demag Cranes AG (b)	33,020	1,554
Douglas Holding AG	41,230	2,576
Sixt AG	42,680	2,131
Software AG	32,675	3,062

		13,234

Greece—1.7%
Forthnet S.A. (a)	165,580	2,605
JUMBO S.A.	77,155	2,640

		5,245

Hong Kong—0.6%
Natural Beauty Bio-Technology Ltd.	7,962,341	1,961

Italy—1.4%
Azimut Holding SpA	147,985	2,280
Mariella Burani SpA	70,560	2,314

		4,594

Japan—7.9%
Air Water, Inc.	113,605	1,260
Dena Co., Ltd.	350	1,538
Iwatani International Corp. (b)	641,675	1,877
Moshi Moshi Hotline, Inc.	32,465	1,590
Musashino Bank Ltd. (b)	49,880	2,357
Nippei Toyama Corp.	133,000	1,128
Nippon Seiki Co., Ltd.	107,780	2,762
Sankyu, Inc. (b)	359,265	2,060
Sasebo Heavy Industries Co., Ltd. (b)	342,760	2,330
Sintokogio Ltd.	116,900	1,747
Taihei Kogyo Co., Ltd.	251,000	1,352
Tokai Carbon Co., Ltd.	299,630	3,376
Village Vanguard Co., Ltd.	392	1,735

		25,112

Liechtenstein—0.3%
Verwalt & Privat-Bank AG	4,199	1,016

Malaysia—1.8%
CB Industrial Product Holding Bhd	1,803,040	2,472
Malaysian Resources Corp. Bhd (a)	1,793,050	1,317
TA Enterprise Bhd	4,173,060	1,797

		5,586

Mexico—1.2%
Alsea S.A.B. de C.V.	1,285,580	2,124
Corp GEO S.A. de C.V. (a)	378,395	1,660

		3,784

Netherlands—2.9%
AerCap Holdings NV (a)	102,689	2,556
Core Laboratories NV (a)	24,510	3,122
Nutreco Holding NV	34,802	2,457
USG People NV (b)	37,315	1,063

		9,198

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Norway—0.5%
Acta Holding ASA	317,230	$1,431

Panama—0.2%
Copa Holdings S.A.	17,130	686

Portugal—0.5%
Teixeira Duarte - Engenharia Construcoes S.A.	538,000	1,575

Russia—2.0%
OAO Pharmacy Chain 36.6 (a)	24,595	1,857
Seventh Continent	70,855	1,810
Severstal-Avto	54,845	2,619

		6,286

Singapore—2.0%
Cosco Corp. Singapore Ltd.	968,320	3,874
Verigy Ltd. (a)	95,691	2,365

		6,239

South Korea—1.9%
MegaStudy Co., Ltd.	9,417	2,862
Meritz Fire & Marine Insurance Co., Ltd.	299,207	3,248

		6,110

Spain—0.7%
Bolsas y Mercados Espanoles (b)	37,820	2,341

Sweden—0.6%
Nobia AB (b)	203,440	1,964

Switzerland—7.5%
Bank Sarasin & Cie AG	654	2,874
Galenica AG	7,100	3,038
Georg Fischer AG (a)	3,807	2,621
Gurit Holding AG (b)	1,340	1,417
Lindt & Spruengli AG	80	3,033
St. Galler Kantonalbank (a)	4,606	1,995
Temenos Group AG (a)	99,220	2,314
VZ Holding AG (a)	21,620	1,744
Winterthur Technologie AG	52,950	3,169
Zehnder Group AG	847	1,688

		23,893

Thailand—1.0%
Asian Property Development PCL	6,996,720	1,367
Tisco Bank PCL	1,998,460	1,747

		3,114

Turkey—0.5%
TAV Havalimanlari Holding AS (a)	177,690	1,634

United Kingdom—5.9%
Carillion PLC	363,693	2,838
Intermediate Capital Group PLC	39,740	1,253
Interserve PLC	306,790	2,983
Restaurant Group PLC	403,635	2,236
Southern Cross Healthcare Ltd.	230,630	2,409
Speedy Hire PLC	102,115	2,256
Wellstream Holdings PLC (a)	287,045	4,788

		18,763

United States—34.3%
Affiliated Managers Group, Inc. (a)(b)	27,620	3,522
American Oriental Bioengineering, Inc. (a)	133,900	1,493
Anixter International, Inc. (a)(b)	26,840	2,213
Arena Resources, Inc. (a)(b)	39,900	2,613
BE Aerospace, Inc. (a)	63,095	2,620
Brocade Communications Systems, Inc. (a)	238,515	2,042
Carrizo Oil & Gas, Inc. (a)(b)	58,790	2,637
Central European Distribution Corp. (a)(b)	61,630	2,953
Consolidated Graphics, Inc. (a)	26,540	1,666
CROCS, Inc. (a)(b)	104,040	6,997
FormFactor, Inc. (a)	55,970	2,483
Geo Group, Inc. (a)(b)	77,570	2,297
GFI Group, Inc. (a)(b)	27,010	2,326
GMX Resources, Inc. (a)(b)	30,180	971
Golden Telecom, Inc. (b)	33,060	2,661
Hansen Natural Corp. (a)(b)	39,845	2,258
Heico Corp.	52,230	2,063
Hibbett Sports, Inc. (a)(b)	47,500	1,178
Iconix Brand Group, Inc. (a)(b)	100,650	2,395
Immucor, Inc. (a)	52,750	1,886
Internap Network Services Corp. (a)(b)	68,520	971
inVentiv Health, Inc. (a)	37,930	1,662
Inverness Med Innovations, Inc. (a)(b)	59,880	3,313
Jones Lang LaSalle, Inc. (b)	18,300	1,881
Knoll, Inc.	43,361	769
Knot, Inc. (a)(b)	60,600	1,288
Life Time Fitness, Inc. (a)(b)	39,540	2,425
Live Nations, Inc. (a)	89,577	1,904
Longs Drug Stores Corp.	35,368	1,757
Men’s Wearhouse, Inc.	34,670	1,752
MICROS Systems, Inc. (a)	38,930	2,533
Monolithic Power Systems, Inc. (a)	41,665	1,058
NewStar Financial, Inc. (a)(b)	125,365	1,409
NexCen Brands, Inc. (a)(b)	158,880	1,068
Nuance Communications, Inc. (a)(b)	132,000	2,549
Old Dominion Freight Line, Inc. (a)	52,640	1,262

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
OptionsXpress Holding, Inc. (b)	79,810	$2,086
PAETEC Holding Corp. (a)(b)	158,773	1,980
PrivateBancorp, Inc. (b)	43,890	1,529
PSS World Medical, Inc. (a)(b)	68,710	1,314
Psychiatric Solutions, Inc. (a)(b)	61,630	2,421
Redwood Trust, Inc., REIT (b)	26,600	884
Signature Bank & Trust (a)	53,920	1,900
Smith & Wesson Holding Corp. (a)	42,900	819
Spartan Motors, Inc. (b)	133,111	2,240
Stifel Financial Corp. (a)(b)	30,090	1,740
Superior Energy Services (a)	48,790	1,729
Triumph Group, Inc.	28,724	2,347
Varian Semi-conductor Equipment Associates, Inc. (a)	65,325	3,496
Virginia Commerce Bancorp (a)(b)	114,990	1,649
Volcom, Inc. (a)(b)	51,480	2,189
Zoltek Cos., Inc. (a)(b)	43,410	1,894
Zumiez, Inc. (a)(b)	43,000	1,908

		109,000

Total Common Stock (cost—$246,364)		308,614

EXCHANGE-TRADED FUNDS (b)—0.4%
iShares Russell 2000 Index Fund (cost—$1,127)	14,610	1,170

SHORT-TERM INVESTMENTS—27.6%
Collateral Invested for Securities on Loan (c)—27.0%
Allianz Dresdner Daily Asset Fund (d)	85,765,931	85,766

	Principal Amount (000s)
Repurchase Agreement—0.6%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $1,751; collateralized by Fannie Mae, 5.375%, due 8/15/09, valued at $1,786 including accrued interest (cost—$1,750)	$1,750	1,750

Total Short Term Investments (cost—$87,516)		87,516

Total Investments (cost—$335,007) (e)—125.2%		397,300

Liabilities in excess of other assets—(25.2)%		(79,874)

Net Assets—100.0%		$317,426

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $80,692; cash collateral of $85,766 was received with which the Fund purchased short-term investments.

(c)	Securities purchase with cash proceeds from securities on loan.

(d)	Affiliated fund.

(e)	Securities with an aggregate value of $154,518, representing 48.68% of net assets, have been fair-valued utilizing modeling tools provided by a third-pary vendor.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

RCM Healthcare Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.7%
Healthcare—94.3%
Abbott Laboratories	79,080	$4,240
Alexion Pharmaceuticals, Inc. (a)(b)	20,373	1,327
Allergan, Inc.	23,567	1,519
AmerisourceBergen Corp.	36,697	1,663
Amgen, Inc. (a)	31,440	1,779
Amylin Pharmaceuticals, Inc. (a)(b)	18,505	925
Applera Corp.—Celera Genomics Group (a)	18,533	261
Biogen Idec, Inc. (a)	10,370	688
BioMarin Pharmaceutical, Inc. (a)(b)	17,005	423
BioMimetic Therapeutics, Inc. (a)(b)	34,721	463
Cardinal Health, Inc.	43,226	2,703
Celgene Corp. (a)(b)	52,266	3,727
Cephalon, Inc. (a)(b)	16,374	1,196
Community Health Systems, Inc. (a)	29,420	925
Covance, Inc. (a)	22,436	1,748
Coventry Health Care, Inc. (a)	37,710	2,346
Cubist Pharmaceuticals, Inc. (a)(b)	39,455	834
CVS Corp.	65,803	2,608
Cytyc Corp. (a)(b)	21,388	1,019
Eli Lilly & Co.	10,400	592
Endo Pharmaceuticals Holdings, Inc. (a)	41,400	1,284
Express Scripts, Inc. (a)	45,591	2,545
Forest Laboratories, Inc. (a)	29,800	1,111
Gen-Probe, Inc. (a)	19,900	1,325
Genzyme Corp. (a)	30,133	1,867
Gilead Sciences, Inc. (a)	68,000	2,779
Health Net, Inc. (a)	17,125	926
Hologic, Inc. (a)(b)	16,731	1,021
Human Genome Sciences, Inc. (a)(b)	20,654	213
Kyphon, Inc. (a)	33,755	2,363
Medco Health Solutions, Inc. (a)	9,800	886
Medicines Co. (a)	24,855	443
Medtronic, Inc.	77,616	4,378
Merck & Co., Inc.	107,780	5,571
Northstar Neuroscience, Inc. (a)(b)	40,366	450
Onyx Pharmaceuticals, Inc. (a)(b)	15,333	667
PDL BioPharma, Inc. (a)(b)	21,480	464
Pharmaceutical Product Development, Inc.	21,575	765
Regeneron Pharmaceuticals, Inc. (a)	27,700	493
Schering-Plough Corp.	140,345	4,439
Shire Pharmaceuticals Group PLC ADR	35,482	2,625
St. Jude Medical, Inc. (a)	19,005	838
Stryker Corp.	33,850	2,328
Teva Pharmaceutical Industries, Ltd. ADR	20,820	926
Theravance, Inc. (a)(b)	59,792	1,560
United Therapeutics Corp. (a)(b)	33,156	2,206
WellPoint, Inc. (a)	28,630	2,259
Wyeth	39,690	1,768
XenoPort, Inc. (a)	6,100	287
Xtent, Inc. (a)(b)	28,400	241
Zimmer Holdings, Inc. (a)	26,911	2,180

		82,194

Technology—4.4%
Thermo Fisher Scientific, Inc. (a)(b)	66,170	3,819

Total Common Stock (cost—$79,638)		86,013

SHORT-TERM INVESTMENTS—20.7%
Collateral Invested for Securities on Loan (c)—19.2%
Allianz Dresdner Daily Asset Fund (d)	15,776,120	15,776

	Principal Amount (000s)
Goldman Sachs Group L.P., Series 2,
5.822% due 10/15/08, FRN (e)	$1,000	997

		16,773

Repurchase Agreement—1.5%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $1,297; collateralized by Freddie Mac, 5.55% due 6/13/09, valued at $1,324 including accrued interest (cost—$1,297)	1,297	1,297

Total Short-Term Investments (cost—$18,073)		18,070

OPTIONS PURCHASED (a)—0.5%

	Contracts
Call Options—0.2%
Medtronic, Inc. (CBOE), strike price $52.50, expires 10/20/07	366	165

Put Options—0.3%
Amylin Pharmaceuticals, Inc. (CBOE), strike price $35, expires 1/19/08	186	31
Medtronic, Inc. (CBOE), strike price $52.50, expires 10/20/07	1,172	20
Trimeris, Inc. (CBOE), strike price $10, expires 4/19/08	700	231

		282

Total Options Purchased (cost—$483)		447

Schedule of Investments

RCM Healthcare Fund

September 30, 2007 (unaudited)

Value* (000s)
Total Investments (cost—$98,194)—119.9%	$104,530

Liabilities in excess of other assets—(19.9)%	(17,360)

Net Assets—100.0%	$87,170

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $16,325; cash collateral of $16,769 was received with which the Fund purchased short-term investments.

(c)	Securities purchased with cash proceeds from securities on loan.

(d)	Affiliated fund.

(e)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these are not considered to be illiquid.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

Schedule of Investments

RCM International Growth Equity Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.8%
Australia—2.5%
Brambles Ltd.	83,325	$1,089
Westpac Capital Corp.	50,000	1,260

		2,349

Canada—0.9%
Canadian Natural Resources Ltd.	10,700	813

China—0.6%
China Mobile Ltd.	32,000	525

Finland—2.7%
Nokia Oyj	34,000	1,290
Outotec Oyj	18,100	1,280

		2,570

France—10.8%
Arkema (a)	555	34
Companie Generale de Geophysique S.A. (a)	2,900	943
Groupe Danone	21,300	1,677
Ipsen	16,530	954
L’Oreal S.A.	11,500	1,506
Pinault-Printemps-Redoute S.A.	7,370	1,386
Societe Generale	6,700	1,128
Total S.A.	18,500	1,499
Vinci S.A.	14,800	1,159

		10,286

Germany—10.4%
BAYER AG	22,594	1,796
Commerzbank AG	24,000	970
Continental AG	8,000	1,105
DaimlerChrysler AG	10,500	1,052
Merck KGaA	9,500	1,145
SAP AG	33,604	1,968
Siemens AG	13,800	1,893

		9,929

Hong Kong—3.5%
Cheung Kong Ltd.	72,000	1,183
CNOOC Ltd.	586,000	979
Li & Fung Ltd.	285,800	1,212

		3,374

India—1.0%
Bharti Airtel Ltd. (a)	41,395	973

Italy—1.9%
Unicredito Italiano SpA	214,675	1,838

Japan—19.0%
Asahi Glass Co., Ltd. (b)	63,000	844
East Japan Railway Co.	155	1,222
Fanuc Ltd.	10,800	1,096
Ibiden Co., Ltd.	11,400	955
Joyo Bank Ltd.	168,000	931
Kuraray Co., Ltd. (b)	71,000	897
Marubeni Corp.	120,000	1,095
Mitsui Fudosan Co., Ltd.	37,000	1,022
Mizuho Financial Group, Inc.	159	898
Nidec Corp.	13,300	927
Nintendo Co., Ltd.	5,000	2,581
NTT Data Corp. (b)	234	1,040
Sharp Corp. (b)	44,000	795
SMC Corp. (b)	4,600	628
Sumitomo Mitsui Financial Group, Inc. (b)	177	1,373
T&D Holdings, Inc.	12,500	766
Takeda Pharmaceutical Co., Ltd.	15,100	1,059

		18,129

Jersey, Channel Islands—0.9%
Experian Group Ltd.	85,000	896

Netherlands—2.6%
ING Groep NV	24,802	1,102
Koninklijke (Royal) KPN NV	81,407	1,411

		2,513

Norway—2.1%
Statoil ASA	57,950	1,977

Singapore—1.1%
SembCorp Industries Ltd.	248,520	1,079

South Korea—1.1%
Samsung Electronics Co., Ltd.	1,730	1,083

Spain—2.3%
Telefonica S.A.	77,000	2,151

Sweden—3.3%
Hennes & Mauritz AB, Ser. B	26,800	1,697
Telefonaktiebolaget LM Ericsson, Class B	374,500	1,491

		3,188

Switzerland—13.5%
ABB Ltd.	81,000	2,125
Credit Suisse Group	18,353	1,220
Holcim Ltd.	10,600	1,169
Lonza Group AG	10,700	1,165
Nestle S.A.	3,550	1,591
Novartis AG	37,400	2,058
Roche Holdings AG	13,130	2,377
Zurich Financial Services AG	4,000	1,199

		12,904

Schedule of Investments

RCM International Growth Equity Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
United Kingdom—18.6%
Barclays PLC	92,092	$1,120
BHP Billiton PLC	63,950	2,288
Diageo PLC	65,612	1,439
Inmarsat PLC	78,000	723
Man Group PLC	106,200	1,203
Premier Foods PLC	185,000	842
Prudential PLC	116,000	1,778
Reckitt Benckiser PLC	27,125	1,590
Serco Group PLC	96,600	817
Shire PLC	41,074	1,007
Smith & Nephew PLC	101,500	1,239
Vodafone Group PLC	433,097	1,561
Xstrata PLC	32,200	2,138

		17,745

Total Common Stock (cost—$72,088)		94,322

SHORT-TERM INVESTMENTS—5.7%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—4.9%
BNP Paribas,
5.188% due 10/1/07	$669	669
Natixis S.A.,
5.20% due 10/1/07	4,000	4,000

		4,669

Repurchase Agreement—0.8%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $744; collateralized by Freddie Mac, 5.55%, due 6/13/09, valued at $759 including accrued interest (cost—$744)	744	744

Total Short-Term Investments (cost—$5,413)		5,413

Total Investments (cost—$77,501) (d)—104.5%		99,735

Liabilities in excess of other assets—(4.5)%		(4,297)

Net Assets—100.0%		$95,438

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $4,429; cash collateral of $4,669 was received with which the Fund purchased short-term investments.

(c)	Securities purchased with cash proceeds from securities on loan.

(d)	Securities with an aggregated value of $92,785, representing 97.22% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Schedule of Investments

RCM Large-Cap Growth Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.2%
Aerospace—3.2%
Boeing Co.	109,100	$11,455
United Technologies Corp.	79,500	6,398

		17,853

Capital Goods—4.2%
Caterpillar, Inc.	82,800	6,494
General Electric Co.	142,800	5,912
Textron, Inc.	186,800	11,621

		24,027

Consumer Discretionary—4.1%
Coach, Inc. (b)	137,900	6,519
J.C. Penney Co., Inc.	119,885	7,597
Nordstrom, Inc.	119,500	5,603
Starbucks Corp. (b)(c)	135,848	3,559

		23,278

Consumer Services—1.2%
News Corp., Class A	320,200	7,041

Consumer Staples—5.4%
Colgate-Palmolive Co.	157,500	11,233
PepsiCo, Inc.	182,500	13,370
Procter & Gamble Co. (c)	86,800	6,105

		30,708

Energy—8.0%
EOG Resources, Inc.	84,500	6,112
Schlumberger Ltd.	170,700	17,924
Transocean, Inc. (b)	50,600	5,720
Weatherford International Ltd. (b)(c)	122,400	8,223
XTO Energy, Inc.	120,100	7,427

		45,406

Financial Services—11.1%
American Express Co.	124,700	7,404
Citigroup, Inc.	121,800	5,684
Franklin Resources, Inc.	89,700	11,437
Goldman Sachs Group, Inc.	27,200	5,895
IntercontinentalExchange, Inc. (b)	48,000	7,291
Merrill Lynch & Co., Inc.	70,400	5,018
Northern Trust Corp.	125,000	8,284
U.S. Bancorp (c)	175,100	5,696
Zions Bancorporation	93,000	6,386

		63,095

Healthcare—15.8%
Abbott Laboratories	166,400	8,922
Allergan, Inc.	100,000	6,447
Celgene Corp. (b)	95,100	6,782
Genentech, Inc. (b)(c)	71,400	5,571
Gilead Sciences, Inc. (b)	249,200	10,185
Merck & Co., Inc.	184,855	9,555
Schering-Plough Corp.	275,400	8,711
Shire Pharmaceuticals Group PLC ADR (c)	112,500	8,323
St. Jude Medical, Inc. (b)	168,100	7,408
Thermo Fisher Scientific, Inc. (b)	116,200	6,707
Wyeth	67,025	2,986
Zimmer Holdings, Inc. (b)(c)	95,200	7,710

		89,307

Hotels/Gaming—1.4%
Starwood Hotels & Resorts Worldwide, Inc.	129,800	7,885

Industrial—2.1%
Deere & Co.	78,400	11,636

Materials & Processing—2.6%
Air Products & Chemicals, Inc.	80,300	7,850
Precision Castparts Corp.	47,900	7,088

		14,938

Multi-Media—2.7%
Comcast Corp., Class A (b)	173,700	4,200
Walt Disney Co.	325,300	11,187

		15,387

Oil & Gas—2.6%
Exxon Mobil Corp.	161,100	14,912

Retail—2.1%
CVS Corp. (c)	299,600	11,873

Technology—24.7%
Adobe Systems, Inc. (b)	265,200	11,579
Apple, Inc. (a)(b)	147,900	22,708
Cognizant Technology Solutions Corp. (b)	36,300	2,896
EMC Corp. (b)	571,200	11,881
Google, Inc., Class A (b)	30,100	17,075
Hewlett-Packard Co.	443,800	22,097
Intel Corp.	537,300	13,895
Microsoft Corp.	347,800	10,246
Research In Motion Ltd. (b)	86,165	8,491
SanDisk Corp. (b)(c)	107,225	5,908
Texas Instruments, Inc.	337,800	12,360
Vmware, Inc. (b)(c)	13,178	1,120

		140,256

Telecommunications—5.0%
AT&T, Inc. (a)	370,200	15,663
Cisco Systems, Inc. (a)(b)	388,000	12,847

		28,510

Total Common Stock (cost—$438,240)		546,112

Schedule of Investments

RCM Large-Cap Growth Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
SHORT-TERM INVESTMENTS—8.5%
Collateral Invested for Securities on Loan (d)—6.4%
Allianz Dresdner Daily Asset Fund (e)	33,621,766	$33,622

	Principal Amount (000s)
Morgan Stanley,
5.08% due 3/3/08, FRN	$3,000	2,987

		36,609

Repurchase Agreement—2.0%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $11,590; collateralized by Fannie Mae, 5.375% due 8/15/09, valued at $11,819 including accrued interest (cost—$11,586)	11,586	11,586

Total Short-Term Investments (cost—$48,208)		48,195

OPTIONS PURCHASED (b)—1.3%

	Contracts
Call Options—1.3%
Air Products & Chemicals (CBOE), strike price $75, expires 1/17/09	645	1,787
AT&T, Inc. (CBOE), strike price $35, expires 1/19/08	2,398	1,870
Cisco Systems, Inc. (CBOE), strike price $25, expires 1/19/08	4,285	3,685
Merck & Co., Inc. (CBOE), strike price $52.50, expires 1/19/08	1,127	292

Total Options Purchased (cost—$2,686)		7,634

Total Investments before options written (cost—$489,134)—106.0%		601,941

OPTIONS WRITTEN (b)—(0.7)%
Call Options—(0.5)%
AT&T, Inc. (CBOE), strike price $40, expires 1/19/08	1,199	(438)
Cisco Systems, Inc. (CBOE), strike price $35, expires 1/17/09	5,443	(2,286)

		(2,724)

Put Options—(0.2)%
Air Products & Chemicals (CBOE), strike price $65, expires 1/17/09	645	(85)
AT&T, Inc. (CBOE), strike price $30, expires 1/19/08	2,398	(31)
Cognizant Technology Solutions (CBOE), strike price $75, expires 11/17/07	754	(177)
Exxon Mobil Corp. (CBOE), strike price $80, expires 1/19/08	510	(59)
Merck & Co., Inc. (CBOE),
strike price $45, expires 1/19/08	1,127	(85)
strike price $50, expires 1/19/08	1,128	(231)
Nordstrom, Inc. (CBOE), strike price $45, expires 10/20/07	1,190	(89)
Starbucks Corp. (CBOE), strike price $30, expires 1/19/08	926	(378)

		(1,135)

Total Options Written (premiums received—$4,142)		(3,859)

Total Investments net of options written
(cost—$484,992)—105.3%		598,082

Other liabilities in excess of other assets—(5.3)%		(30,409)

Net Assets—100.0%		$567,673

Notes to Schedule of Investments

(amounts in thousands):

(a)	All or partial amount segregated as collateral for options written.

(b)	Non-income producing.

(c)	All or portion of securities on loan with an aggregate market value of $35,666; cash collateral of $36,612 was received with which the Fund purchased short-term investments.

(d)	Securities purchased with cash proceeds from securities on loan.

(e)	Affiliated fund.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

Schedule of Investments

RCM Mid-Cap Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.0%
Aerospace—0.7%
Goodrich Corp.	9,315	$636

Building/Construction—0.8%
Foster Wheeler Ltd. (a)	5,616	737

Capital Goods—3.7%
Cooper Industries Ltd., Class A	29,788	1,522
Intermec, Inc. (a)(b)	34,669	905
Roper Industries, Inc. (b)	13,430	880

		3,307

Commercial Services—0.8%
Pharmaceutical Product Development, Inc.	19,600	695

Communications—3.7%
Comverse Technology, Inc. (a)	26,924	533
MetroPCS Communications, Inc. (a)(b)	34,789	949
NII Holdings, Inc., Class B (a)	21,734	1,786

		3,268

Consumer Discretionary—9.8%
Coach, Inc. (a)	13,820	653
Dick’s Sporting Goods, Inc. (a)	5,955	400
Family Dollar Stores, Inc.	10,950	291
Gildan Activewear, Inc. (a)	29,820	1,175
Guess?, Inc.	21,705	1,064
International Game Technology	31,527	1,359
J.C. Penney Co., Inc.	11,541	731
Nordstrom, Inc.	22,491	1,054
Oshkosh Truck Corp., Class B	8,565	531
Phillips-Van Heusen	10,705	562
Polo Ralph Lauren Corp., Class A	10,671	830

		8,650

Consumer Products—1.5%
Avon Products, Inc.	34,900	1,310

Consumer Services—8.4%
Activision, Inc. (a)	60,341	1,303
Apollo Group, Inc., Class A (a)	18,421	1,108
E.W. Scripps Co., Class A	9,245	388
Everest Re Group Ltd.	5,710	629
Hertz Global Holdings, Inc. (a)	44,139	1,003
National CineMedia, Inc.	33,755	756
Owens-Illinois, Inc. (a)	17,100	709
Quanta Services, Inc. (a)(b)	28,122	744
UTI Worldwide, Inc.	35,530	817

		7,457

Consumer Staples—5.2%
Bunge Ltd.	7,290	783
Clorox Co.	15,716	959
Hansen Natural Corp. (a)(b)	17,169	973
Pepsi Bottling Group, Inc.	15,900	591
Wm. Wrigley Jr. Co.	19,970	1,283

		4,589

Energy—10.0%
Cameron International Corp. (a)	4,670	431
First Solar, Inc. (a)	1,750	206
Grant Prideco, Inc. (a)	14,724	803
National-Oilwell Varco, Inc. (a)	15,575	2,251
Newfield Exploration Co. (a)	7,065	340
Noble Corp.	6,855	336
Southwestern Energy Co. (a)	36,992	1,548
Sunoco, Inc.	13,450	952
Weatherford International Ltd. (a)(b)	29,327	1,970

		8,837

Environmental Services—0.9%
Republic Services, Inc.	24,730	809

Financial Services—6.6%
Affiliated Managers Group, Inc. (a)(b)	7,266	926
City National Corp.	7,216	501
Federated Investors, Inc.	4,650	185
IntercontinentalExchange, Inc. (a)	5,755	874
Lazard Ltd., Class A (b)	29,096	1,234
Northern Trust Corp.	22,047	1,461
Zions Bancorporation	9,607	660

		5,841

Healthcare—15.2%
Allergan, Inc.	22,530	1,453
Applera Corp.—Applied Biosystems Group	4,400	152
Brookdale Senior Living, Inc. (b)	4,500	179
Celgene Corp. (a)(b)	12,614	900
Cerner Corp. (a)	2,260	135
Cytyc Corp. (a)(b)	15,243	726
Endo Pharmaceuticals Holdings, Inc. (a)	30,352	941
Express Scripts, Inc. (a)	19,560	1,092
Forest Laboratories, Inc. (a)	15,080	562
Gen-Probe, Inc. (a)	10,900	726
Genzyme Corp. (a)	2,700	167
Health Net, Inc. (a)	9,140	494
Hologic, Inc. (a)	2,310	141
Humana, Inc. (a)	11,890	831
Illumina, Inc. (a)(b)	1,395	72
Kyphon, Inc. (a)	11,835	829
PDL BioPharma, Inc. (a)(b)	5,800	125
Quest Diagnostics, Inc. (b)	20,782	1,201
Shire Pharmaceuticals Group PLC ADR	14,915	1,103
Theravance, Inc. (a)(b)	13,918	363
Thermo Fisher Scientific, Inc. (a)	17,355	1,002
United Therapeutics Corp. (a)(b)	4,430	295

		13,489

Schedule of Investments

RCM Mid-Cap Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Hotels/Gaming—1.7%
Starwood Hotels & Resorts Worldwide, Inc.	25,117	$1,526

Industrial—0.5%
AGCO Corp. (a)(b)	7,760	394

Materials & Processing—5.4%
Air Products & Chemicals, Inc.	16,435	1,606
Allegheny Technologies, Inc.	3,530	388
Ecolab, Inc.	10,375	490
Precision Castparts Corp.	14,585	2,158
Rohm & Haas Co.	3,300	184

		4,826

Technology—22.5%
Ametek, Inc.	38,804	1,677
Analog Devices, Inc.	9,435	341
Autodesk, Inc. (a)	13,070	653
BEA Systems, Inc. (a)	15,800	219
Broadcom Corp., Class A (a)	25,529	930
Citrix Systems, Inc. (a)(b)	26,750	1,079
Cognizant Technology Solutions Corp. (a)	16,650	1,328
Dolby Laboratories, Inc. (a)	25,040	872
Electronic Arts, Inc. (a)	23,030	1,290
F5 Networks, Inc. (a)	24,753	921
Global Payments, Inc.	27,475	1,215
Intersil Corp.	29,478	985
Marvell Technology Group Ltd. (a)	32,630	534
Maxim Integrated Products, Inc. (b)	41,866	1,229
McAfee, Inc. (a)	19,450	678
Microchip Technology, Inc.	21,400	777
National Semiconductor Corp.	39,380	1,068
PMC-Sierra, Inc. (a)(b)	113,485	952
Salesforce.com, Inc. (a)(b)	9,405	483
SanDisk Corp. (a)(b)	24,425	1,346
SBA Communications Corp. (a)	38,951	1,374

		19,951

Telecommunications—0.3%
SAVVIS, Inc. (a)(b)	7,175	278

Utilities—0.4%
NRG Energy, Inc. (a)	9,300	393

Total Common Stock (cost—$72,617)		86,993

SHORT-TERM INVESTMENTS—18.9%
Collateral Invested for Securities on Loan (c)—17.0%
Allianz Dresdner Daily Asset Fund (d)	15,161,459	15,161

	Principal Amount (000s)
Repurchase Agreement—1.9%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $1,668; collateralized by Fannie Mae, 5.375%, due 8/15/09, valued at $1,705 including accrued interest (cost—$1,667)	$1,667	1,667

Total Short-Term Investments (cost—$16,828)		16,828

Total Investments (cost—$89,445)—116.9%		103,821

Liabilities in excess of other assets—(16.9)%		(15,010)

Net Assets—100.0%		$88,811

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $14,875; cash collateral of $15,161 was received with which the Fund purchased short-term investments.

(c)	Securities purchased with cash proceeds from securities on loan.

(d)	Affiliated fund.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Small-Cap Growth Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.0%
Aerospace—3.8%
BE Aerospace, Inc. (a)	2,669	$111
Heico Corp.	2,060	81
Moog, Inc. (a)	1,750	77
Triumph Group, Inc.	1,034	84

		353

Automotive—0.8%
LKQ Corp. (a)	2,200	77

Capital Goods—4.8%
Amerigon, Inc. (a)	4,265	74
Barnes Group, Inc.	2,885	92
DXP Enterprises, Inc. (a)	1,460	52
Smith & Wesson Holding Corp. (a)	2,360	45
Spartan Motors, Inc. (b)	4,884	82
Stanley, Inc. (a)	3,805	105

		450

Chemicals—1.0%
Zoltek Cos., Inc. (a)(b)	2,043	89

Communications—1.0%
inVentiv Health, Inc. (a)	2,075	91

Consumer Discretionary—13.5%
Central European Distribution Corp. (a)(b)	3,010	144
CROCS, Inc. (a)(b)	3,740	252
First Cash Financial Services, Inc. (a)	3,310	78
Hibbett Sports, Inc. (a)	2,170	54
Iconix Brand Group, Inc. (a)(b)	4,380	104
Insight Enterprises, Inc. (a)	2,915	75
Knoll, Inc.	1,911	34
Longs Drug Stores Corp.	1,658	82
Lululemon Athletica, Inc. (a)	368	15
Men’s Wearhouse, Inc.	1,566	79
Volcom, Inc. (a)(b)	2,180	93
Warnaco Group, Inc. (a)	2,415	94
WMS Industries, Inc. (a)	2,672	88
Zumiez, Inc. (a)(b)	1,815	81

		1,273

Consumer Services—7.4%
Central European Media Enterprises Ltd., Class A (a)	940	86
Consolidated Graphics, Inc. (a)	1,130	71
Geo Group, Inc. (a)	2,010	60
Kenexa Corp. (a)	2,750	85
Life Time Fitness, Inc. (a)(b)	1,778	109
Macrovision Corp. (a)	2,655	65
Monro Muffler Brake, Inc.	1,550	52
Sinclair Broadcast Group, Inc.	6,512	79
Watson Wyatt Worldwide, Inc.	2,050	92

		699

Consumer Staples—1.0%
Hansen Natural Corp. (a)(b)	1,625	92

Electronics—0.7%
Measurement Specialties, Inc. (a)	2,367	66

Energy—7.1%
Arena Resources, Inc. (a)	1,010	66
Basic Energy Services, Inc. (a)	2,400	50
Carrizo Oil & Gas, Inc. (a)	2,135	96
Concho Resources, Inc. (a)	1,890	28
Core Laboratories NV (a)	800	102
GMX Resources, Inc. (a)(b)	1,680	54
Superior Energy Services (a)	2,300	81
T-3 Energy Services, Inc. (a)	2,230	95
Trina Solar Ltd. ADR (a)	1,610	92

		664

Financial Services—10.2%
Affiliated Managers Group, Inc. (a)(b)	1,450	185
Castlepoint Holdings Ltd. (b)	3,744	43
GFI Group, Inc. (a)	1,250	108
Jones Lang LaSalle, Inc.	443	46
NewStar Financial, Inc. (a)	5,010	56
NexCen Brands, Inc. (a)	5,320	36
OptionsXpress Holding, Inc.	2,820	74
PrivateBancorp, Inc. (b)	1,245	43
Stifel Financial Corp. (a)(b)	1,714	99
Sunstone Hotel Investors, Inc., REIT (b)	1,930	49
Tower Group, Inc.	2,546	67
United Community Banks, Inc.	3,470	85
Virginia Commerce Bancorp (a)(b)	4,815	69

		960

Healthcare—15.0%
Adams Respiratory Therapeutics, Inc. (a)(b)	1,300	50
AMAG Pharmaceuticals, Inc. (a)	765	44
Amedisys, Inc. (a)	1,495	57
American Medical Systems Holdings, Inc. (a)(b)	3,180	54
American Oriental Bioengineering, Inc. (a)	4,070	45
Animal Health International, Inc. (a)	6,480	72
Conceptus, Inc. (a)	2,270	43

Schedule of Investments

RCM Small-Cap Growth Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
Eurand NV (a)	2,388	$38
HealthExtras, Inc. (a)	1,320	37
ICU Medical, Inc. (a)(b)	1,230	48
Illumina, Inc. (a)(b)	1,384	72
Immucor, Inc. (a)	3,340	119
Integra LifeSciences Holdings Corp. (a)(b)	1,440	70
Inverness Med Innovations, Inc. (a)(b)	2,460	136
Kyphon, Inc. (a)	740	52
Nighthawk Radiology Holdings, Inc. (a)(b)	2,130	52
PDL BioPharma, Inc. (a)(b)	2,500	54
PSS World Medical, Inc. (a)	3,489	67
Psychiatric Solutions, Inc. (a)(b)	3,073	121
Radiation Therapy Services, Inc. (a)	2,190	46
Regeneron Pharmaceuticals, Inc. (a)	2,450	44
Sun Healthcare Group, Inc. (a)	5,560	93

		1,414

Insurance—0.6%
First Mercury Financial Corp. (a)	2,550	55

Materials & Processing—1.6%
Carpenter Technology Corp.	330	43
Genlyte Group, Inc. (a)	833	53
Ladish Co., Inc. (a)	1,025	57

		153

Semi-conductors—1.6%
Monolithic Power Systems, Inc. (a)	2,375	60
Verigy Ltd. (a)	3,504	87

		147

Technology—21.3%
ACI Worldwide, Inc. (a)	1,610	36
Allscripts Healthcare Solutions, Inc. (a)(b)	2,445	66
Anixter International, Inc. (a)	890	73
Brocade Communications Systems, Inc. (a)	9,112	78
Cree, Inc. (a)(b)	2,225	69
DealerTrack Holdings, Inc. (a)	3,180	133
Emulex Corp. (a)	3,340	64
Exar Corp. (a)	4,890	64
FormFactor, Inc. (a)	1,980	88
i2 Technologies, Inc. (a)(b)	3,628	55
Informatica Corp. (a)	4,440	70
Internap Network Services Corp. (a)	2,980	42
Knot, Inc. (a)(b)	3,000	64
Magma Design Automation, Inc. (a)	5,485	77
MICROS Systems, Inc. (a)	1,550	101
Nuance Communications, Inc. (a)(b)	4,545	88
Omnicell, Inc. (a)	3,090	88
Omniture, Inc. (a)(b)	1,880	57
Pericom Semiconductor Corp. (a)	5,665	67
PMC-Sierra, Inc. (a)(b)	7,000	59
SXC Health Solutions Corp. (a)	3,156	51
Taleo Corp. (a)	3,535	90
Ultimate Software Group, Inc. (a)	2,410	84
Varian Semi-conductor Equipment Associates, Inc. (a)	2,902	155
Viasat, Inc. (a)	2,380	73
Visual Sciences, Inc. (a)	2,640	38
Vocus, Inc. (a)	2,464	72

		2,002

Telecommunications—3.9%
Centennial Communications Corp. (a)	7,450	75
Golden Telecom, Inc.	940	76
NTELOS Holdings Corp.	3,570	105
PAETEC Holding Corp. (a)	8,779	110

		366

Transportation—0.7%
Copa Holdings S.A.	640	26
Old Dominion Freight Line, Inc. (a)	1,795	43

		69

Total Common Stock (cost—$7,843)		9,020

SHORT-TERM INVESTMENTS—28.7%
Collateral Invested for Securities on Loan (c)—24.0%
Allianz Dresdner Daily Asset Fund (d)	2,257,007	2,257

	Principal Amount (000s)
Repurchase Agreement—4.7%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $447; collateralized by Federal Home Loan Bank, 5.375%, due 3/9/09, valued at $456 including accrued interest (cost—$447)	$447	447

Total Short-Term Investments (cost—$2,704)		2,704

Schedule of Investments

RCM Small-Cap Growth Fund

September 30, 2007 (unaudited)

Value*
(000s)
Total Investments (cost—$10,547)—124.7%	$11,724

Liabilities in excess of other assets—(24.7)%	(2,326)

Net Assets—100.0%	$9,398

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $2,192; cash collateral of $2,257 was received with which the Fund purchased short-term investments.

(c)	Security purchased with cash proceeds from securities on loan.

(d)	Affiliated fund.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—85.3%
Aerospace—0.8%
General Dynamics Corp.	446	$38

Capital Goods—1.1%
Fluor Corp.	383	55

Chemicals—2.1%
Monsanto Co.	1,188	102

Commercial Services—0.4%
Pharmaceutical Product Development, Inc.	575	20

Consumer Discretionary—9.7%
Coach, Inc. (b)	605	29
CVS Corp.	2,312	92
GameStop Corp., Class A (b)	1,632	92
Gildan Activewear, Inc. (b)	1,670	66
Guess?, Inc.	794	39
J.C. Penney Co., Inc.	370	23
Nintendo Co., Ltd.	82	42
Phillips-Van Heusen	658	35
Starbucks Corp. (b)	964	25
Walt Disney Co.	795	27

		470

Consumer Services—1.3%
Activision, Inc. (b)	1,650	36
Quanta Services, Inc. (b)	999	62

Consumer Staples—2.4%
Colgate-Palmolive Co.	581	41
Hansen Natural Corp. (b)	540	31
PepsiCo, Inc.	600	44

		116

Energy—8.2%
EOG Resources, Inc.	711	52
MEMC Electronic Materials, Inc. (b)	545	32
Schlumberger Ltd. (a)	1,173	123
Southwestern Energy Co. (b)	893	37
Sunpower Corp., Class A (b)	1,331	110
XTO Energy, Inc.	660	41

		395

Financial Services—10.5%
American Express Co.	1,082	64
CME Group, Inc. (a)	145	85
Goldman Sachs Group, Inc.	188	41
IntercontinentalExchange, Inc. (b)	643	97
Lazard Ltd., Class A	1,681	71
Morgan Stanley	266	17
Northern Trust Corp.	1,109	73
U.S. Bancorp	952	31
Zions Bancorporation	410	28

		509

Healthcare—11.8%
Abbott Laboratories	680	36
Allergan, Inc.	802	52
Cerner Corp. (a)(b)	1,084	65
Celgene Corp. (a)(b)	1,215	87
Forest Laboratories, Inc. (b)	535	20
Gilead Sciences, Inc. (b)	2,136	87
Merck & Co., Inc. (a)	1,705	88
Shire Pharmaceuticals Group PLC ADR	621	46
St. Jude Medical, Inc. (a)(b)	765	34
Stryker Corp.	382	26
Thermo Fisher Scientific, Inc. (b)	534	31

		572

Hotels/Gaming—1.6%
Starwood Hotels & Resorts Worldwide, Inc. (a)	1,243	76

Industrial—1.2%
Deere & Co.	400	59

Materials & Processing—1.3%
Air Products & Chemicals, Inc.	243	24
Precision Castparts Corp.	275	41

		65

Multi-Media—0.9%
Comcast Corp., Class A (b)	1,812	43

Oil & Gas—2.9%
Exxon Mobil Corp. (a)	1,171	108
Transocean, Inc. (b)	288	33

		141

Technology—24.6%
Adobe Systems, Inc. (b)	1,042	45
Apple, Inc. (a)(b)	1,840	282
Autodesk, Inc. (b)	614	31
Cisco Systems, Inc. (b)	1,101	36
Cognizant Technology Solutions Corp. (b)	346	28
Corning, Inc.	2,681	66
Ctrip.com International Ltd. ADR	290	15
EMC Corp. (a)(b)	3,051	63
Google, Inc., Class A (a)(b)	192	109
Hewlett-Packard Co.	603	30
Intel Corp.	1,814	47
Itron, Inc. (b)	370	34

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2007 (unaudited)

	Shares	Value	* (000s)
McAfee, Inc. (b)	725	$25
NVIDIA Corp. (a)(b)	1,935	70
Orbitz Worldwide, Inc. (b)	2,565	29
Research In Motion Ltd. (b)	960	95
Riverbed Technology, Inc. (b)	731	29
Salesforce.com, Inc. (a)(b)	832	43
SINA Corp. (b)	145	7
Sohu.com, Inc. (b)	175	7
Sun Microsystems, Inc. (b)	7,635	43
Texas Instruments, Inc. (a)	1,534	56

		1,190

Telecommunications—4.5%
American Tower Corp. (b)	1,002	44
AT&T, Inc.	2,431	103
Foundry Networks, Inc. (b)	1,695	30
NII Holdings, Inc., Class B (b)	487	40

		217

Total Common Stock (cost—$3,554)		4,130

EXCHANGE-TRADED FUND—0.7%
Oil Service HOLDRs Trust (cost—$33)	188	36

	Principal Amount (000s)
Repurchase Agreement—11.4%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $553; collateralized by Federal Home Loan Bank, 5.375% due 3/9/09, valued at $566 including accrued interest (cost—$553)	$553	553

OPTIONS PURCHASED (b)—2.3%

	Contracts
Call Options—2.0%
Air Products & Chemicals (CBOE), strike price $75, expires 1/17/09	8	22
AT&T, Inc. (CBOE), strike price $35, expires 1/19/08	11	9
Broadcom Corp. (CBOE), strike price $35, expires 2/16/08	12	5
Google, Inc. (CBOE), strike price $490, expires 1/19/08	1	9
Hewlett Packard Co. (CBOE), strike price $30, expires 1/19/08	10	20
Intel Corp. (CBOE), strike price $25, expires 1/19/08	5	1
MGM Mirage, Inc. (CBOE), strike price $100, expires 3/22/08	8	5
NVIDIA Corp. (CBOE), strike price $35, expires 1/19/08	6	12
Royal Caribbean Cruises (CBOE), strike price $40, expires 1/19/08	15	4
Sandisk Corp. (CBOE), strike price $60, expires 1/19/08	25	9
Starwood Hotels & Resorts, Inc. (CBOE), strike price $65, expires 1/19/08	4	1
Wyeth (CBOE), strike price $45, expires 1/19/08	10	3

		100

Put Options—0.3%
SPDR Trust (CBOE), strike price $153, expires 3/22/08	20	13

Total Options Purchased (cost—$70)		113

Total Investments before options written and securities sold short (cost—$4,210)—99.8%		4,832

OPTIONS WRITTEN (b)—(2.1)%
Call Options—(1.2)%
Adobe Systems, Inc. (CBOE), strike price $47.50, expires 1/19/08	5	(1)
Apple, Inc. (CBOE),
strike price $135, expires 1/19/08	2	(5)
strike price $150, expires 1/19/08	8	(13)
AT&T, Inc. (CBOE), strike price $40, expires 1/19/08	8	(3)
Celgene Corp. (CBOE), strike price $75, expires 1/19/08	2	(1)
Cerner Corp. (CBOE), strike price $62.50, expires 12/22/07	2	(1)
Cognizant Technology Solutions (CBOE), strike price $80, expires 1/19/08	3	(2)
Corning, Inc. (CBOE), strike price $30, expires 1/19/08	3	—

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2007 (unaudited)

	Contracts	Value* (000s)
Gamestop Corp. (CBOE), strike price $50, expires 10/20/07	7	$(5)
Intel Corp. (CBOE), strike price $27.50, expires 1/19/08	14	(1)
Intercontinental Exchange, Inc. (CBOE), strike price $125, expires 12/22/07	4	(12)
Itron, Inc. (CBOE), strike price $100, expires 11/17/07	3	(1)
Nvida Corp. (CBOE), strike price $37.50, expires 12/22/07	4	(1)
Oil Service Holdings (CBOE), strike price $200, expires 1/19/08	2	(2)
Pepsico, Inc. (CBOE), strike price $70, expires 1/19/08	6	(3)
Salesforce.com, Inc. (CBOE), strike price $50, expires 11/17/07	8	(3)
Schlumberger Ltd. (CBOE), strike price $115, expires 1/19/08	4	(2)
Sunpower Corp. (CBOE), strike price $85, expires 1/19/08	4	(3)
Wyeth (CBOE), strike price $50, expires 1/19/08	10	(1)

		(60)

Put Options—(0.9)%
Abbott Labs (CBOE), strike price $50, expires 1/19/08	4	(1)
Air Products & Chemicals (CBOE), strike price $65, expires 1/17/09	8	(1)
American Express Co. (CBOE), strike price $52.50, expires 1/19/08	4	(1)
American Tower Corp. (CBOE), strike price $37.50, expires 1/19/08	4	— (d)
Apple, Inc. (CBOE),
strike price $75, expires 1/19/08	3	— (d)
strike price $80, expires 1/19/08	1	— (d)
strike price $105, expires 1/19/08	4	— (d)
strike price $125, expires 10/20/07	2	— (d)
AT&T, Inc. (CBOE), strike price $30, expires 1/19/08	16	— (d)
Autodesk, Inc. (CBOE),
strike price $35, expires 1/19/08	4	— (d)
strike price $37.50, expires 10/20/07	5	— (d)
Broadcom Corp. (CBOE), strike price $32.50, expires 2/16/08	12	(2)
Celgene Corp. (CBOE), strike price $60, expires 1/19/08	4	(1)
Cisco Systems, Inc. (CBOE),
strike price $22.50, expires 1/19/08	3	— (d)
strike price $25, expires 1/19/08	6	— (d)
strike price $23.75, expires 1/17/09	15	(2)
Cognizant Technology Solutions (CBOE), strike price $60, expires 1/19/08	3	— (d)
First Solar, Inc. (CBOE), strike price $75, expires 12/22/07	7	(1)
Google, Inc. (CBOE), strike price $490, expires 12/22/07	2	(1)
Hewlett-Packard Co. (CBOE),
strike price $37.50, expires 11/17/07	8	— (d)
strike price $40, expires 11/17/07	5	— (d)
Intel Corp. (CBOE), strike price $22.50, expires 1/19/08	14	(1)
Merck & Co., Inc. (CBOE), strike price $50, expires 1/19/08	9	(2)
MGM Mirage, Inc. (CBOE), strike price $75, expires 3/22/08	8	(3)
Nordstrom, Inc. (CBOE), strike price $45, expires 10/20/07	14	(1)
NVIDIA Corp. (CBOE), strike price $27.5, expires 1/19/08	14	— (d)
Polo Ralph Lauren (CBOE), strike price $80, expires 1/19/08	6	(4)
Qualcomm, Inc. (CBOE), strike price $35, expires 1/19/08	8	— (d)
Research in Motion Ltd. (CBOE), strike price $63.375, expires 12/22/07	12	(1)
Riverbed Technology (CBOE), strike price $35, expires 12/22/07	4	(1)
Royal Caribbean Cruises (CBOE), strike price $35, expires 1/19/08	15	(2)
Sandisk Corp. (CBOE), strike price $50, expires 1/19/08	25	(6)
Southwestern Energy Co. (CBOE), strike price $30, expires 1/19/08	6	— (d)
SPDR Trust (CBOE), strike price $143, expires 10/20/07	20	(1)
Starbucks Corp. (CBOE), strike price $30, expires 1/19/08	12	(5)
Starwood Hotels & Resorts, Inc. (CBOE), strike price $55, expires 1/19/08	8	(2)
Sunpower Corp. (CBOE), strike price $55, expires 12/22/07	3	— (d)
Wyeth (CBOE), strike price $42.50, expires 1/19/08	10	(2)
Yahoo, Inc. (CBOE), strike price $22.50, expires 10/20/07	20	— (d)

		(41)

Total Options Written (premiums received—$119)		(101)

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
SECURITIES SOLD SHORT—(3.5)%
Exchange-Traded Funds—(1.9)%
Powershares QQQ Trust	900	$(47)
SPDR Trust Series 1, UNIT	290	(44)

		(91)

Financial Services—(0.3)%
Lehman Brothers Holdings, Inc.	276	(17)

Healthcare—(0.5)%
Trimeris, Inc. (b)	2,960	(23)

Technology—(0.8)%
Dell, Inc. (b)	615	(17)
SanDisk Corp. (b)	445	(24)

		(41)

Total Securities Sold Short (proceeds—$163)		(172)

Total Investments net of options written and securities sold short (cost—$3,928) (c)—94.1%		4,559

Other assets less other liabilities—5.9%		285

Net Assets—100.0%		$4,844

Notes to Schedule of Investments

(amounts in thousands):

(a)	All or partial amount segregated as collateral for options written.

(b)	Non-income producing.

(c)	Securities with an aggregate value of $42, representing 0.87% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

(d)	Amount less than $500.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

UNIT—More than one class of securities traded together.

Schedule of Investments

RCM Technology Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—88.1%
Capital Goods—2.8%
ABB Ltd.	1,102,200	$28,914
Nidec Corp. (d)	159,050	11,088

		40,002

Chemicals—2.5%
Monsanto Co. (b)	245,490	21,048
Wacker Chemie AG	61,810	14,443

		35,491

Communications—1.4%
Focus Media Holding Ltd. ADR (c)(d)	339,040	19,671

Consumer Discretionary—7.2%
GameStop Corp., Class A (c)	380,700	21,453
Nintendo Co., Ltd.	156,658	80,883

		102,336

Consumer Services—0.4%
Capita Group PLC	350,300	5,180

Consumer Staples—0.3%
Orkla ASA (d)	244,785	4,366

Energy—7.9%
Cameron International Corp. (c)	188,600	17,406
First Solar, Inc. (c)(d)	136,770	16,103
National-Oilwell Varco, Inc. (c)	101,791	14,709
Q-Cells AG (c)(d)	58,830	5,999
Renewable Energy Corp. AS (c)(d)	300,000	13,807
Schlumberger Ltd.	104,812	11,005
Sunpower Corp. (c)(d)	192,770	15,965
Suntech Power Holdings Co., Ltd. ADR (c)(d)	191,910	7,657
Weatherford International Ltd. (c)	142,915	9,601

		112,252

Materials & Processing—0.4%
Tenaris S.A. ADR	119,280	6,277

Technology—54.9%
Activision, Inc. (b)(c)	1,334,970	28,822
Adobe Systems, Inc. (c)	83,329	3,638
Amazon.com, Inc. (c)	208,345	19,407
Apple, Inc. (c)	217,760	33,435
Autodesk, Inc. (b)(c)	531,800	26,574
Baidu.com ADR (c)(d)	112,500	32,586
BladeLogic, Inc. (c)	33,161	850
Cerner Corp. (b)(c)	312,000	18,661
Chartered Semiconductor Manufacturing Ltd. (c)(d)	19,344,287	14,303
Citrix Systems, Inc. (c)(d)	261,195	10,531
Ctrip.com International Ltd. ADR (b)	319,218	16,535
Dolby Laboratories, Inc. (c)	186,233	6,485
EMC Corp. (b)(c)	1,334,600	27,760
Energy Conversion Devices, Inc. (c)	1,000	23
FormFactor, Inc. (c)	1,000	44
Foundry Networks, Inc. (b)(c)	2,048,450	36,401
Google, Inc., Class A (b)(c)	33,310	18,896
Hewlett-Packard Co.	521,950	25,988
Infineon Technologies AG (c)(d)	1,335,400	22,981
Intel Corp. (b)	2,105,060	54,437
International Rectifier Corp. (c)	1,000	33
Intersil Corp.	202,160	6,758
Juniper Networks, Inc. (c)	374,365	13,705
Lenovo Group Ltd.	10,711,475	8,208
McAfee, Inc. (b)(c)	775,310	27,035
MEMC Electronic Materials, Inc. (b)(c)	161,305	9,494
National Semiconductor Corp.	50,000	1,356
Network Appliance, Inc. (c)	150,275	4,044
NVIDIA Corp. (b)(c)	1,277,062	46,281
ON Semi-conductor Corp. (c)(d)	1,945,455	24,435
Oracle Corp. (c)	1,318,920	28,554
Perfect World Co., Ltd. ADR (c)(d)	294,578	8,045
QUALCOMM, Inc.	1,000	42
Research In Motion Ltd. (b)(c)	499,080	49,184
Riverbed Technology, Inc. (b)(c)(d)	734,950	29,685
Salesforce.com, Inc. (b)(c)(d)	159,240	8,172
Samsung Electronics Co., Ltd.	2,900	1,815
SanDisk Corp. (b)(c)	345,935	19,061
Shanda Interactive Entertainment Ltd. ADR (c)(d)	194,615	7,242
SINA Corp. (c)(d)	514,060	24,598
Sohu.com, Inc. (c)(d)	107,620	4,058
Telefonaktiebolaget LM Ericsson ADR	1,000	40
Tencent Holdings Ltd.	6,883,945	44,289
THQ, Inc. (c)(d)	119,212	2,978
TomTom NV (c)	115,900	8,987
Veeco Instruments, Inc. (c)(d)	301,597	5,845
Vmware, Inc. (c)(d)	2,050	174

		782,475

Telecommunications—10.3%
Amdocs Ltd. (c)	1,000	37
Bharti Airtel Ltd. (c)	740,195	17,407
Ciena Corp. (c)(d)	154,483	5,883
Cisco Systems, Inc. (b)(c)	1,231,180	40,764
NII Holdings, Inc., Class B (c)	588,330	48,331
Nokia Corp. ADR (d)	907,325	34,415

		146,837

Total Common Stock (cost—$896,056)		1,254,887

Schedule of Investments

RCM Technology Fund

September 30, 2007 (unaudited)

	Units	Value* (000s)
WARRANTS (c)—2.5%
Financial Services—2.1%
Hon Hai Precision Industry Co., Ltd., Expires 11/17/10	1,987,308	$14,980
Macquarie Bank Ltd., Expires 4/9/12	850,923	15,314

		30,294

Technology—0.4%
Asustek Computer, Inc., Expires 1/19/17	871,200	2,648
Richtek Technology Corp., Expires 7/31/12 (a)	276,694	3,290

		5,938

Total Warrants (cost—$29,649)		36,232

SHORT-TERM INVESTMENTS—18.6%

	Shares
Collateral Invested for Securities on Loan (d)—12.0%
Allianz Dresdner Daily Asset Fund, (e)	146,710,782	146,711

	Principal Amount (000s)
Bayerische Landesbank,
5.197%, due 2/24/08 FRN	$1,000	990
Goldman Sachs Group L.P., Series 2,
5.822%, due 10/15/08 FRN (c)	16,000	15,953
Morgan Stanley,
5.08%, due 3/3/08 FRN	5,000	4,978
Northern Rock PLC,
5.78%, due 8/3/08 FRN (c) (g)	2,000	1,995

		170,627

Repurchase Agreement—6.6%
State Street Bank & Trust Co., dated 9/28/07, 4.40%, due 10/1/07, proceeds $93,617; collateralized by Fannie Mae, 5.375%, due 8/15/09, valued at $8,774 including accrued interest and Federal Home Loan Bank, 3.75%, due 8/18/09, valued at $86,685 including accrued interest (cost—$93,583)	93,583	93,583

Total Short-Term Investments (cost—$2,640,288)		264,210

	Contracts
Call Options—4.0%
Apple, Inc. (OTC), strike price $95, expires 3/20/08	2,449	15,064
Cisco Systems, Inc. (CBOE), strike price $17.50, expires 1/19/08	3,374	5,365
Citrix Systems, Inc. (CBOE), strike price $40, expires 1/19/08	2,363	851
Focus Media Holding Ltd., strike price $50, expires 1/19/08	3,903	4,645
Google, Inc. (CBOE),
strike price $490, expires 1/19/08	224	2,054
strike price $520, expires 1/17/09	180	2,113
strike price $590, expires 1/19/08	83	637
Intel Corp. (CBOE), strike price $25, expires 1/19/08	7,173	1,607
Level 3 Communications, Inc. (CBOE), strike price $7.50, expires 1/17/09	25,505	1,530
Marathon Oil Corp. (CBOE), strike price $70, expires 1/19/08	100	8
Microsoft Corp. (CBOE),
strike price $22.50, expires 1/19/08	6,652	4,756
strike price $30, expires 1/17/09	100	35
Network Appliance, Inc. (CBOE), strike price $35, expires 1/17/09	5,236	1,361
NVIDIA Corp. (CBOE), strike price $35, expires 1/19/08	5,191	10,761
Salesforce.com, Inc. (CBOE),
strike price $45, expires 1/19/08	2,581	2,504
strike price $50, expires 1/17/09	2,199	3,233
Sandisk Corp. (CBOE), strike price $60, expires 1/19/08	1,108	399
Suntech Power Holdings Co., Ltd. (CBOE), strike price $40, expires 12/22/07	1,043	396

		57,319

Put Options—0.0%
Autodesk, Inc. (CBOE), strike price $45, expires 10/20/07	1,340	23

Total Options Purchased (cost—$22,731)		57,342

Total Investments before options written and securities sold short (cost—$3,588,724) (f)—113.2%		1,612,671

Schedule of Investments

RCM Technology Fund

September 30, 2007 (unaudited)

	Contracts	Value* (000s)
OPTIONS WRITTEN (a)—(2.3)%
Call Options—(1.1)%
Apple, Inc. (CBOE),
strike price $145, expires 1/19/08	1,155	$(2,223)
strike price $150, expires 1/19/08	3,741	(6,173)
Autodesk, Inc. (CBOE), strike price $50, expires 10/20/07	1,340	(174)
Baidu.com (CBOE), strike price $320, expires 1/19/08	562	(1,649)
Cisco Systems, Inc. (CBOE), strike price $27.50, expires 10/20/07	4,461	(2,543)
Electronic Arts, Inc. (CBOE), strike price $65, expires 1/19/08	3,285	(467)
First Solar, Inc. (CBOE), strike price $95, expires 12/22/07	561	(1,604)
Gamestop Corp. (CBOE), strike price $65, expires 1/19/08	1,903	(495)
Microsoft Corp. (CBOE), strike price $30, expires 1/19/08	6,652	(891)

		(16,219)

Put Options—(1.2)%
Advanced Micro Devices, Inc. (CBOE), strike price $12, expires 10/20/07	5,629	(124)
Amdocs Ltd. (CBOE), strike price $35, expires 1/19/08	4,167	(496)
Apple, Inc. (CBOE),
strike price $80, expires 1/19/08	779	(10)
strike price $100, expires 1/19/08	1,154	(65)
strike price $105, expires 1/19/08	1,155	(94)
strike price $110, expires 1/19/08	517	(61)
Apple, Inc. (OTC), strike price $75, expires 3/20/08	3,078	(40)
Autodesk, Inc. (CBOE),
strike price $35, expires 1/19/08	3,760	(94)
strike price $37.50, expires 10/20/07	2,343	(18)
Cisco Systems, Inc. (CBOE),
strike price $23.75, expires 1/17/09	10,530	(984)
strike price $25, expires 1/19/08	4,690	(89)
Citrix Sys, Inc. (CBOE), strike price $35, expires 1/19/08	2,363	(260)
EMC Corp. (CBOE), strike price $17.50, expires 1/19/08	10,656	(373)
Ericsson, Inc. (CBOE), strike price $32.50, expires 10/20/07	2,151	(11)
First Solar, Inc. (CBOE), strike price $70, expires 12/22/07	670	(77)
Focus Media Holding Ltd. (CBOE),
strike price $30, expires 1/19/08	3,581	(63)
strike price $35, expires 1/19/08	2,278	(114)
strike price $37.50, expires 10/20/07	3,818	(19)
Google, Inc. (CBOE),
strike price $430, expires 1/19/08	460	(97)
strike price $450, expires 1/19/08	171	(51)
strike price $450, expires 1/17/09	270	(616)
strike price $490, expires 12/22/07	153	(76)
strike price $520, expires 1/17/09	83	(354)
Hewlett-Packard Co. (CBOE), strike price $37.50, expires 11/17/07	4,708	(23)
Intel Corp. (CBOE),
strike price $17.50, expires 1/19/08	10,028	(60)
strike price $20, expires 1/19/08	8,608	(146)
Level 3 Communications, Inc. (CBOE), strike price $5, expires 1/17/09	25,505	(3,379)
Marathon Oil Corp. (CBOE), strike price $57.50, expires 1/19/08	100	(44)
Microsoft Corp. (CBOE),
strike price $27.50, expires 1/19/08	10,873	(750)
strike price $27.50, expires 1/17/09	4,389	(843)
Network Appliance, Inc. (CBOE), strike price $30, expires 1/17/09	5,236	(3,089)
NVIDIA Corp. (CBOE),
strike price $18.375, expires 1/19/08	5,191	(117)
strike price $40, expires 1/17/09	2,602	(1,093)
Qualcomm, Inc. (CBOE), strike price $35, expires 1/19/08	5,692	(347)
Riverbed Technology (CBOE), strike price $35, expires 12/22/07	2,347	(411)
SAIC, Inc. (CBOE),
strike price $15, expires 11/17/07	4,718	(24)
strike price $17.50, expires 1/19/08	2,277	(114)
Salesforce.com, Inc. (CBOE),
strike price $35, expires 1/19/08	2,682	(174)
strike price $37.50, expires 1/18/08	2,581	(256)
SanDisk Corp. (CBOE),
strike price $40, expires 1/19/08	2,947	(162)
strike price $40, expires 1/17/09	2,749	(990)
strike price $50, expires 1/19/08	1,108	(288)
Sunpower Corp. (CBOE), strike price $60, expires 12/22/07	1,462	(168)
Suntech Power Holdings Co., Ltd. (CBOE), strike price $30, expires 12/22/07	2,608	(156)
Telefonaktiebolaget LM Ericsson (CBOE), strike price $35, expires 10/20/07	4,412	(22)

		(16,842)

Total Options Written (premiums received—$45,496)		(33,061)

Schedule of Investments

RCM Technology Fund

September 30, 2007 (unaudited)

	Shares	Value* (000s)
SECURITIES SOLD SHORT—(5.3)%
Exchange-Traded Funds—(4.6)%
iShares Russell 2000 Index Fund	429,050	$(34,341)
Powershares QQQ Trust	99,300	(5,105)
SPDR Trust Series 1, UNIT	171,900	(26,229)

		(65,675)

Technology—(0.7)%
Advanced Micro Devices, Inc. (c)	378,775	(5,000)
Infosys Technologies Ltd. ADR	27,782	(1,344)
Texas Instruments, Inc.	23,262	(851)
Tokyo Electron Ltd.	46,925	(2,960)

		(10,155)

Total Securities Sold Short (proceeds—$75,416)		(75,830)

Total Investments net of options written and securities sold short (cost—$3,467,812)—105.6%		1,503,780

Other liabilities in excess of other assets—(5.6)%		(78,933)

Net Assets—100.0%		$1,424,847

Notes to Schedule of Investments

(amounts in thousands):

(a)	Non-income producing.

(b)	All or portion of securities on loan with an aggregate market value of $166,500 cash collateral of $171,904 was received with which the Fund purchased short-term investments.

(c)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these Securities are not considered to be illiquid.

(d)	Security purchased with the cash proceeds from securities on loan.

(e)	Affiliated fund.

(f)	Securities with an aggregate value of $279,708, representing 19.63% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

(g)	Illiquid security.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.

OTC—Over the Counter

UNIT—More than one class of securities traded together.

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. Fund shares are valued as of a particular time (the “Valuation Time”) on each day (“Business Day”) that the New York Stock Exchange (“NYSE”) is open for trading. The Valuation Time is ordinarily at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time)(the “NYSE Close”). In unusual circumstances the Board of Trustees may determine that the Valuation Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value (“NAV”) is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair-value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities. Fair-value pricing may require subjective determinations about the value of a security or other asset, and fair-values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair-value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Item 2.	Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR270.30a -3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were on significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a -3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date:	November 28, 2007

By	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date:	November 28, 2007

By	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date:	November 28, 2007